      As filed with the Securities and Exchange Commission on May 23, 2008

                                            REGISTRATION STATEMENT NO. 033-65343
                                                                       811-07465

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

PRE-EFFECTIVE AMENDMENT NO.                                                  [ ]

POST-EFFECTIVE AMENDMENT NO. 18                                              [X]


                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 36                                                             [X]


                        (Check Appropriate box or boxes.)

                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)

     ONE CITYPLACE, 185 ASYLUM STREET, 3CP, HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 28, 2008 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

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This registration statement incorporates by reference the Prospectuses dated April 28, 2008, for the Portfolio Architect contracts, the Portfolio Architect Select contracts, the Premier Advisers (Class I) contracts and the Premier Advisers (Class II) contracts, included in Post-Effective Amendment No. 17, File Nos. 033-65343/811-07465, filed on April 7, 2008 pursuant to paragraph (b) of Rule 485.

                               PORTFOLIO ARCHITECT
                           PORTFOLIO ARCHITECT SELECT
                           PREMIER ADVISERS-(CLASS I)
                           PREMIER ADVISERS-(CLASS II)

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                     APRIL 28, 2008, AS REVISED MAY 28, 2008


                                       FOR

                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 28, 2008. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


                                                                                  PAGE
                                                                                  ----

THE INSURANCE COMPANY...........................................................     2

PRINCIPAL UNDERWRITER...........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...............................     2

VALUATION OF ASSETS.............................................................     4

FEDERAL TAX CONSIDERATIONS......................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................     8

CONDENSED FINANCIAL INFORMATION--Portfolio Architect............................     9

FINANCIAL STATEMENTS............................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife of CT Fund ABD for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2007............................            $128,229,602                           $0

2006............................            $ 92,981,366                           $0

2005............................            $135,616,995                           $0


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2007 ranged from $86,518 to $5,658,714. The amount of commissions paid to selected broker-dealer firms during 2007 ranged from $91,352 to $10,077,903. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2007 ranged from $433,549 to $10,536,736.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:
Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $46,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2008 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2008 is $46,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2008. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2008).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes explanatory paragraphs referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007, and the restatement of the 2007 consolidated financial statements) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

             CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

              PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                --
                                                       2006      1.000          1.080                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (9/00).............................................  2006      0.689          0.724                --
                                                       2005      0.663          0.689                --
                                                       2004      0.637          0.663               904
                                                       2003      0.517          0.637               908
                                                       2002      0.754          0.517             1,313
                                                       2001      0.875          0.754                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/00)...................................  2006      0.636          0.622                --
                                                       2005      0.563          0.636            21,061
                                                       2004      0.528          0.563            21,673
                                                       2003      0.435          0.528            24,603
                                                       2002      0.639          0.435            35,399
                                                       2001      0.786          0.639            31,971

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.923          2.173                --
                                                       2006      1.622          1.923                --
                                                       2005      1.445          1.622                --
                                                       2004      1.294          1.445                --
                                                       2003      1.000          1.294                --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.712          1.892                --
                                                       2006      1.578          1.712                --
                                                       2005      1.380          1.578                --
                                                       2004      1.246          1.380                --
                                                       2003      1.000          1.246                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.605          1.659                --
                                                       2006      1.416          1.605             2,501
                                                       2005      1.359          1.416             2,501
                                                       2004      1.251          1.359             2,501
                                                       2003      1.000          1.251                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (4/97)...................  2006      2.154          2.131                --
                                                       2005      1.851          2.154            29,855
                                                       2004      1.574          1.851            31,319
                                                       2003      1.280          1.574            37,316
                                                       2002      1.737          1.280            40,937
                                                       2001      2.387          1.737            53,852

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/98).............................................  2007      1.947          2.040                --
                                                       2006      1.493          1.947                --
                                                       2005      1.186          1.493                --
                                                       2004      0.964          1.186                --
                                                       2003      0.686          0.964             1,272
                                                       2002      0.788          0.686             1,211
                                                       2001      0.886          0.788                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/98).............................................  2006      2.222          2.901                --
                                                       2005      2.107          2.222            13,680
                                                       2004      1.630          2.107            15,208
                                                       2003      1.235          1.630            27,316
                                                       2002      1.201          1.235            28,968
                                                       2001      1.121          1.201            26,587

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/98).....................................  2007      1.272          1.341                --
                                                       2006      1.110          1.272                --
                                                       2005      1.081          1.110                --
                                                       2004      1.045          1.081            37,696
                                                       2003      0.876          1.045            40,814
                                                       2002      1.069          0.876            46,073
                                                       2001      1.198          1.069            47,043

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/98).....................................  2007      1.313          1.149            16,547
                                                       2006      1.286          1.313            16,336
                                                       2005      1.235          1.286            16,137
                                                       2004      1.127          1.235            16,120
                                                       2003      0.869          1.127            12,414
                                                       2002      1.092          0.869            12,139
                                                       2001      1.182          1.092             2,257

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.309          1.424                --
                                                       2005      1.207          1.309                --
                                                       2004      1.074          1.207                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.306          1.456                --
                                                       2005      1.205          1.306                --
                                                       2004      1.067          1.205                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.273          1.470         1,237,544
                                                       2006      1.161          1.273         1,211,927
                                                       2005      1.011          1.161         1,099,324
                                                       2004      0.892          1.011           690,781
                                                       2003      0.707          0.892           228,413
                                                       2002      0.795          0.707           173,492
                                                       2001      0.923          0.795            67,791

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (12/00)..........................  2007      0.997          1.047                --
                                                       2006      0.890          0.997                --
                                                       2005      0.750          0.890                --
                                                       2004      0.752          0.750                --
                                                       2003      0.612          0.752                --
                                                       2002      0.672          0.612                --
                                                       2001      0.957          0.672                --

  VIP Mid Cap Subaccount (Service Class 2) (12/00)...  2007      1.895          2.151           798,129
                                                       2006      1.713          1.895           816,373
                                                       2005      1.475          1.713           731,573
                                                       2004      1.202          1.475           514,700
                                                       2003      0.883          1.202            74,976
                                                       2002      0.998          0.883            99,631
                                                       2001      1.000          0.998             4,842

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.253          1.460                --
                                                       2005      1.152          1.253             8,844
                                                       2004      1.039          1.152             8,844
                                                       2003      0.844          1.039                --
                                                       2002      1.000          0.844                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.806          3.556                --
                                                       2006      2.226          2.806                --
                                                       2005      1.775          2.226                --
                                                       2004      1.446          1.775                --
                                                       2003      1.000          1.446                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.491          1.694            18,315
                                                       2006      1.247          1.491                --
                                                       2005      1.150          1.247                --
                                                       2004      1.000          1.150                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.258          1.508                --
                                                       2005      1.174          1.258            82,298
                                                       2004      1.028          1.174             5,878
                                                       2003      0.791          1.028                --
                                                       2002      1.000          0.791                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.065          1.089                --
                                                       2005      1.068          1.065                --
                                                       2004      1.000          1.068                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.056          1.091                --
                                                       2005      0.997          1.056           255,617
                                                       2004      0.935          0.997           253,885
                                                       2003      0.836          0.935           258,345
                                                       2002      0.910          0.836           349,207
                                                       2001      0.972          0.910           334,095

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.041          1.247                --
                                                       2006      0.995          1.041                --
                                                       2005      0.900          0.995             2,595
                                                       2004      0.801          0.900             2,739
                                                       2003      0.645          0.801             9,514
                                                       2002      0.930          0.645             9,514
                                                       2001      1.135          0.930             9,514

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      0.400          0.480                --
                                                       2006      0.377          0.400                --
                                                       2005      0.344          0.377                --
                                                       2004      0.347          0.344                --
                                                       2003      0.241          0.347                --
                                                       2002      0.414          0.241                --
                                                       2001      0.672          0.414                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.671          0.722           103,059
                                                       2006      0.578          0.671           135,964
                                                       2005      0.557          0.578           147,388
                                                       2004      0.541          0.557           160,200
                                                       2003      0.444          0.541           175,769
                                                       2002      0.608          0.444           178,641
                                                       2001      0.715          0.608           259,969

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.544          1.733                --
                                                       2005      1.508          1.544                --
                                                       2004      1.334          1.508                --
                                                       2003      1.000          1.334                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.092          1.053           162,661

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.691          1.751                --

  LMPVET Equity Index Subaccount (Class II) (6/99)...  2007      1.026          1.059             2,994
                                                       2006      0.905          1.026             2,997
                                                       2005      0.882          0.905            55,348
                                                       2004      0.813          0.882            57,471
                                                       2003      0.647          0.813            59,532
                                                       2002      0.847          0.647            59,536
                                                       2001      0.982          0.847            56,525

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.763          1.688           193,076

  LMPVET Investors Subaccount (Class I) (6/98).......  2007      1.588          1.623           248,423
                                                       2006      1.364          1.588           253,203
                                                       2005      1.301          1.364           283,213
                                                       2004      1.198          1.301           327,409
                                                       2003      0.920          1.198           333,678
                                                       2002      1.214          0.920           340,212
                                                       2001      1.287          1.214           197,379

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.062          1.063            32,952

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/00).............................................  2007      1.102          1.193           244,823
                                                       2006      0.993          1.102           234,137
                                                       2005      0.962          0.993           314,860
                                                       2004      0.849          0.962           145,485
                                                       2003      0.579          0.849            76,241
                                                       2002      0.901          0.579           217,040
                                                       2001      0.904          0.901            94,940

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.178          1.285                --
                                                       2006      1.111          1.178                --
                                                       2005      1.082          1.111                --
                                                       2004      1.000          1.082                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.026          1.024                --
                                                       2006      1.002          1.026             6,253
                                                       2005      0.994          1.002             6,253
                                                       2004      0.999          0.994             6,253
                                                       2003      1.000          0.999                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      1.955          2.051                --
                                                       2006      1.682          1.955           153,954
                                                       2005      1.642          1.682           158,785
                                                       2004      1.541          1.642           208,469
                                                       2003      1.126          1.541           166,575
                                                       2002      1.527          1.126           164,831
                                                       2001      1.522          1.527           133,745

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.194          1.244                --
                                                       2006      1.164          1.194            38,246
                                                       2005      1.124          1.164            36,866
                                                       2004      1.137          1.124            33,865
                                                       2003      0.799          1.137                --
                                                       2002      1.000          0.799                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.324          1.371                --
                                                       2006      1.211          1.324           103,018
                                                       2005      1.120          1.211           102,882
                                                       2004      1.043          1.120             3,965
                                                       2003      0.757          1.043                --
                                                       2002      1.000          0.757                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.232          1.287                --
                                                       2006      1.114          1.232                --
                                                       2005      1.092          1.114                --
                                                       2004      1.024          1.092                --
                                                       2003      0.799          1.024                --
                                                       2002      1.000          0.799                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.616          1.679                --
                                                       2006      1.400          1.616                --
                                                       2005      1.378          1.400                --
                                                       2004      1.243          1.378                --
                                                       2003      1.000          1.243                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.807          1.991                --
                                                       2006      1.636          1.807             1,403
                                                       2005      1.536          1.636             1,403
                                                       2004      1.258          1.536             1,403
                                                       2003      1.000          1.258                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.100          1.135                --
                                                       2005      1.077          1.100                --
                                                       2004      1.000          1.077                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.451          2.559             1,523
                                                       2006      2.574          2.451             1,490

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.585          1.603            25,304
                                                       2006      1.503          1.585            30,954

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.135          1.190                --
                                                       2006      1.072          1.135             2,101

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.180          1.189             2,106

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.561          1.523                --
                                                       2006      1.416          1.561                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.185          2.805            18,612
                                                       2006      2.131          2.185            22,885

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.200          1.256                --
                                                       2006      1.135          1.200                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.664          1.750            12,230
                                                       2006      1.588          1.664            13,256

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.078          1.103            61,343
                                                       2006      1.001          1.078            14,782

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (6/06) *...........................................  2007      1.072          1.061                --
                                                       2006      0.948          1.072                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.661          0.728           112,265
                                                       2006      0.669          0.661           151,277

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.027          2.554            30,284

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.499          1.575           287,206

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.326          1.404                --
                                                       2006      1.200          1.326                --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.220          1.023           368,896
                                                       2006      1.003          1.220           431,019

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.144          1.211                --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.582          1.634                --
                                                       2006      1.471          1.582                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.525          1.600                --
                                                       2006      1.472          1.525                --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.029          0.982             6,420
                                                       2006      1.003          1.029                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.033          1.224             5,139
                                                       2006      1.058          1.033             5,017

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.440          1.506            22,950
                                                       2006      1.386          1.440            21,924

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.218          1.259           455,000
                                                       2006      1.191          1.218           464,414

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.145          1.084                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.591          1.628           135,520
                                                       2006      1.570          1.591           142,060

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.990          2.039           166,886
                                                       2006      1.940          1.990           190,094

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.958          2.008           881,679
                                                       2006      1.832          1.958           902,238

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.051          1.099            70,249
                                                       2006      0.996          1.051            94,565

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.069          1.148            10,742
                                                       2006      0.998          1.069            10,762

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.157          1.201                --
                                                       2006      1.089          1.157                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.077          1.107                --
                                                       2006      1.040          1.077                --

Money Market Portfolio
  Money Market Subaccount (7/97).....................  2006      1.180          1.191                --
                                                       2005      1.166          1.180             2,718
                                                       2004      1.173          1.166             2,721
                                                       2003      1.182          1.173             6,947
                                                       2002      1.185          1.182                --
                                                       2001      1.160          1.185                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.116          1.179                --
                                                       2005      1.072          1.116                --
                                                       2004      1.000          1.072                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.117          1.139                --
                                                       2006      1.127          1.117             8,467
                                                       2005      1.122          1.127             8,467
                                                       2004      1.046          1.122             8,467
                                                       2003      1.000          1.046                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.241          1.328             1,820
                                                       2006      1.214          1.241            17,344
                                                       2005      1.204          1.214            17,346
                                                       2004      1.167          1.204            17,348
                                                       2003      1.129          1.167             4,633
                                                       2002      1.051          1.129             3,948
                                                       2001      1.000          1.051           289,359

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.885          0.961                --
                                                       2006      0.810          0.885                --
                                                       2005      0.767          0.810                --
                                                       2004      0.725          0.767                --
                                                       2003      0.558          0.725                --
                                                       2002      0.805          0.558                --
                                                       2001      1.000          0.805                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.392          1.507                --
                                                       2006      1.108          1.392             2,729
                                                       2005      1.003          1.108             2,729
                                                       2004      0.877          1.003             2,729
                                                       2003      0.694          0.877             2,729
                                                       2002      0.856          0.694                --
                                                       2001      1.000          0.856                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.945          2.077                --
                                                       2006      1.685          1.945             4,289
                                                       2005      1.599          1.685             4,307
                                                       2004      1.288          1.599             4,872
                                                       2003      0.874          1.288             5,406
                                                       2002      1.087          0.874             4,646
                                                       2001      1.000          1.087                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (9/00).............................................  2006      0.628          0.669                --
                                                       2005      0.587          0.628           132,550
                                                       2004      0.560          0.587            30,876
                                                       2003      0.440          0.560                --
                                                       2002      0.587          0.440                --
                                                       2001      0.783          0.587                --

  Travelers Convertible Securities Subaccount
  (5/98).............................................  2006      1.490          1.588                --
                                                       2005      1.509          1.490            19,671
                                                       2004      1.442          1.509            22,919
                                                       2003      1.161          1.442            29,525
                                                       2002      1.268          1.161            28,571
                                                       2001      1.299          1.268            25,172

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97).............................................  2006      2.357          2.574                --
                                                       2005      2.130          2.357             2,435
                                                       2004      1.859          2.130             2,610
                                                       2003      1.412          1.859            12,035
                                                       2002      1.675          1.412            12,327
                                                       2001      1.773          1.675            11,704

  Travelers Equity Income Subaccount (5/97)..........  2006      1.847          1.940                --
                                                       2005      1.796          1.847           196,100
                                                       2004      1.661          1.796           109,068
                                                       2003      1.287          1.661            74,811
                                                       2002      1.519          1.287            64,328
                                                       2001      1.652          1.519            89,211

  Travelers Federated High Yield Subaccount (5/97)...  2006      1.466          1.503                --
                                                       2005      1.453          1.466            53,248
                                                       2004      1.337          1.453            56,020
                                                       2003      1.110          1.337            32,777
                                                       2002      1.088          1.110            19,150
                                                       2001      1.084          1.088            19,686

  Travelers Federated Stock Subaccount (5/97)........  2006      1.787          1.850                --
                                                       2005      1.724          1.787             1,588
                                                       2004      1.585          1.724             1,590
                                                       2003      1.262          1.585             1,592
                                                       2002      1.589          1.262                --
                                                       2001      1.588          1.589                --

  Travelers Large Cap Subaccount (6/97)..............  2006      1.523          1.570                --
                                                       2005      1.424          1.523           151,394
                                                       2004      1.358          1.424           121,374
                                                       2003      1.107          1.358           108,069
                                                       2002      1.457          1.107           108,235
                                                       2001      1.790          1.457           138,251

  Travelers Mercury Large Cap Core Subaccount
  (5/98).............................................  2006      1.009          1.072                --
                                                       2005      0.915          1.009             2,142
                                                       2004      0.803          0.915             2,315
                                                       2003      0.673          0.803                --
                                                       2002      0.914          0.673             5,321
                                                       2001      1.197          0.914             5,234

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (4/98)..  2006      1.000          1.058                --
                                                       2005      0.986          1.000             5,030
                                                       2004      0.878          0.986             4,998
                                                       2003      0.651          0.878             2,891
                                                       2002      1.293          0.651             4,108
                                                       2001      1.721          1.293             3,615

  Travelers MFS(R) Total Return Subaccount (5/97)....  2006      1.775          1.832                --
                                                       2005      1.752          1.775           380,398
                                                       2004      1.597          1.752           258,177
                                                       2003      1.392          1.597            65,016
                                                       2002      1.493          1.392            46,137
                                                       2001      1.523          1.493           139,865

  Travelers MFS(R) Value Subaccount (5/00)...........  2006      1.110          1.200                --
                                                       2005      1.060          1.110                --
                                                       2004      0.948          1.060                --
                                                       2003      0.853          0.948                --
                                                       2002      0.996          0.853                --
                                                       2001      1.027          0.996                --

  Travelers Mondrian International Stock Subaccount
  (5/97).............................................  2006      1.233          1.416                --
                                                       2005      1.144          1.233             1,181
                                                       2004      1.004          1.144             1,184
                                                       2003      0.793          1.004             1,258
                                                       2002      0.926          0.793             1,301
                                                       2001      1.275          0.926                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.386          1.471                --
                                                       2005      1.329          1.386                --
                                                       2004      1.215          1.329                --
                                                       2003      1.000          1.215                --

  Travelers Pioneer Strategic Income Subaccount
  (5/97).............................................  2006      1.458          1.472                --
                                                       2005      1.429          1.458            21,300
                                                       2004      1.309          1.429            22,486
                                                       2003      1.112          1.309                --
                                                       2002      1.067          1.112                --
                                                       2001      1.040          1.067                --

  Travelers Quality Bond Subaccount (5/97)...........  2006      1.399          1.386                --
                                                       2005      1.398          1.399            52,713
                                                       2004      1.376          1.398            53,614
                                                       2003      1.306          1.376            72,206
                                                       2002      1.255          1.306            89,378
                                                       2001      1.190          1.255            34,750

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (6/97).......  2006      1.399          1.459                --
                                                       2005      1.393          1.399             2,369
                                                       2004      1.284          1.393             2,371
                                                       2003      0.984          1.284             2,373
                                                       2002      1.506          0.984                --
                                                       2001      1.765          1.506                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.079          1.040                --
                                                       2005      1.051          1.079                --
                                                       2004      1.000          1.051                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)............................................  2007      1.411          1.356         1,251,276
                                                       2006      1.235          1.411         1,358,078
                                                       2005      1.206          1.235         1,538,394
                                                       2004      1.043          1.206         1,249,226
                                                       2003      0.811          1.043           523,532
                                                       2002      1.023          0.811           511,591
                                                       2001      1.069          1.023           554,533

  Van Kampen LIT Enterprise Subaccount (Class II)
  (12/00)............................................  2007      0.761          0.842           118,821
                                                       2006      0.724          0.761           124,113
                                                       2005      0.682          0.724           147,901
                                                       2004      0.668          0.682           156,937
                                                       2003      0.540          0.668           159,587
                                                       2002      0.779          0.540           162,175
                                                       2001      0.997          0.779           249,534




              PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.75%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156             --
                                                       2006      1.000          1.080             --

  AIM V.I. Premier Equity Subaccount (Series I)
  (9/00).............................................  2006      1.045          1.097             --
                                                       2005      1.000          1.045             --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/00)...................................  2006      1.161          1.135             --
                                                       2005      1.000          1.161             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.330          1.502             --
                                                       2006      1.122          1.330             --
                                                       2005      1.000          1.122             --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.246          1.377             --
                                                       2006      1.149          1.246             --
                                                       2005      1.000          1.149             --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.184          1.223             --
                                                       2006      1.045          1.184             --
                                                       2005      1.000          1.045             --

Capital Appreciation Fund
  Capital Appreciation Fund (4/97)...................  2006      1.172          1.159             --
                                                       2005      1.000          1.172             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/98).............................................  2007      1.597          1.673             --
                                                       2006      1.225          1.597             --
                                                       2005      1.000          1.225             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/98).............................................  2006      1.089          1.421             --
                                                       2005      1.000          1.089             --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/98).....................................  2007      1.159          1.221             --
                                                       2006      1.012          1.159             --
                                                       2005      1.000          1.012             --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/98).....................................  2007      1.085          0.949             --
                                                       2006      1.063          1.085             --
                                                       2005      1.000          1.063             --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.082          1.177             --
                                                       2005      1.000          1.082             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.109          1.236             --
                                                       2005      1.000          1.109             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.246          1.437             --
                                                       2006      1.136          1.246             --
                                                       2005      1.000          1.136             --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (12/00)..........................  2007      1.324          1.390             --
                                                       2006      1.183          1.324             --
                                                       2005      1.000          1.183             --

  VIP Mid Cap Subaccount (Service Class 2) (12/00)...  2007      1.265          1.435             --
                                                       2006      1.144          1.265             --
                                                       2005      1.000          1.144             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.085          1.264             --
                                                       2005      1.000          1.085             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.530          1.938             --
                                                       2006      1.214          1.530             --
                                                       2005      1.000          1.214             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.287          1.461             --
                                                       2006      1.077          1.287             --
                                                       2005      1.000          1.077             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.067          1.279             --
                                                       2005      1.000          1.067             --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      0.992          1.014             --
                                                       2005      1.000          0.992             --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.064          1.099             --
                                                       2005      1.000          1.064             --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.188          1.422             --
                                                       2006      1.136          1.188             --
                                                       2005      1.000          1.136             --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.197          1.432             --
                                                       2006      1.128          1.197             --
                                                       2005      1.000          1.128             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.213          1.304             --
                                                       2006      1.045          1.213             --
                                                       2005      1.000          1.045             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.034          1.160             --
                                                       2005      1.000          1.034             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.234          1.189             --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.185          1.226             --

  LMPVET Equity Index Subaccount (Class II) (6/99)...  2007      1.168          1.205             --
                                                       2006      1.031          1.168             --
                                                       2005      1.000          1.031             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.248          1.195             --

  LMPVET Investors Subaccount (Class I) (6/98).......  2007      1.222          1.249             --
                                                       2006      1.051          1.222             --
                                                       2005      1.000          1.051             --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.129          1.130             --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/00).............................................  2007      1.198          1.296             --
                                                       2006      1.080          1.198             --
                                                       2005      1.000          1.080             --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.111          1.212             --
                                                       2006      1.049          1.111             --
                                                       2005      1.000          1.049             --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.030          1.027             --
                                                       2006      1.006          1.030             --
                                                       2005      1.000          1.006             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      1.207          1.266             --
                                                       2006      1.039          1.207             --
                                                       2005      1.000          1.039             --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.087          1.132             --
                                                       2006      1.060          1.087             --
                                                       2005      1.000          1.060             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.196          1.238             --
                                                       2006      1.095          1.196             --
                                                       2005      1.000          1.095             --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.141          1.192             --
                                                       2006      1.032          1.141             --
                                                       2005      1.000          1.032             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.187          1.233             --
                                                       2006      1.029          1.187             --
                                                       2005      1.000          1.029             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.191          1.312             --
                                                       2006      1.079          1.191             --
                                                       2005      1.000          1.079             --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.022          1.055             --
                                                       2005      1.000          1.022             --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.142          1.191             --
                                                       2006      1.200          1.142             --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.083          1.095             --
                                                       2006      1.028          1.083             --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.230          1.290             --
                                                       2006      1.162          1.230             --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.279          1.288             --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.357          1.324             --
                                                       2006      1.232          1.357             --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.188          1.525             --
                                                       2006      1.159          1.188             --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.114          1.166             --
                                                       2006      1.055          1.114             --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.119          1.176             --
                                                       2006      1.068          1.119             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.077          1.102             --
                                                       2006      1.001          1.077             --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (6/06) *...........................................  2007      1.072          1.060             --
                                                       2006      0.948          1.072             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.141          1.256             --
                                                       2006      1.155          1.141             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.662          2.094             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.490          1.564             --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.241          1.314             --
                                                       2006      1.124          1.241             --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.220          1.022             --
                                                       2006      1.003          1.220             --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.009          1.068             --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.196          1.235             --
                                                       2006      1.113          1.196             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.057          1.109             --
                                                       2006      1.021          1.057             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.028          0.981             --
                                                       2006      1.003          1.028             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.085          1.285             --
                                                       2006      1.111          1.085             --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.023          1.070             --
                                                       2006      0.985          1.023             --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.043          1.078             --
                                                       2006      1.020          1.043             --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.144          1.083             --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.127          1.153             --
                                                       2006      1.113          1.127             --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.113          1.140             --
                                                       2006      1.086          1.113             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.118          1.145             --
                                                       2006      1.046          1.118             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.051          1.098             --
                                                       2006      0.996          1.051             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.068          1.147             --
                                                       2006      0.998          1.068             --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.077          1.117             --
                                                       2006      1.014          1.077             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.000          1.027             --
                                                       2006      0.966          1.000             --

Money Market Portfolio
  Money Market Subaccount (7/97).....................  2006      1.012          1.020             --
                                                       2005      1.000          1.012             --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.046          1.105             --
                                                       2005      1.000          1.046             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.985          1.005             --
                                                       2006      0.995          0.985             --
                                                       2005      1.000          0.995             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.025          1.096             --
                                                       2006      1.003          1.025             --
                                                       2005      1.000          1.003             --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.171          1.271             --
                                                       2006      1.072          1.171             --
                                                       2005      1.000          1.072             --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.384          1.498             --
                                                       2006      1.101          1.384             --
                                                       2005      1.000          1.101             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.222          1.304             --
                                                       2006      1.059          1.222             --
                                                       2005      1.000          1.059             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (9/00).............................................  2006      1.085          1.155             --
                                                       2005      1.000          1.085             --

  Travelers Convertible Securities Subaccount
  (5/98).............................................  2006      1.002          1.068             --
                                                       2005      1.000          1.002             --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97).............................................  2006      1.099          1.200             --
                                                       2005      1.000          1.099             --

  Travelers Equity Income Subaccount (5/97)..........  2006      1.033          1.086             --
                                                       2005      1.000          1.033             --

  Travelers Federated High Yield Subaccount (5/97)...  2006      1.003          1.028             --
                                                       2005      1.000          1.003             --

  Travelers Federated Stock Subaccount (5/97)........  2006      1.035          1.072             --
                                                       2005      1.000          1.035             --

  Travelers Large Cap Subaccount (6/97)..............  2006      1.080          1.113             --
                                                       2005      1.000          1.080             --

  Travelers Mercury Large Cap Core Subaccount
  (5/98).............................................  2006      1.095          1.162             --
                                                       2005      1.000          1.095             --

  Travelers MFS(R) Mid Cap Growth Subaccount (4/98)..  2006      1.051          1.111             --
                                                       2005      1.000          1.051             --

  Travelers MFS(R) Total Return Subaccount (5/97)....  2006      1.014          1.046             --
                                                       2005      1.000          1.014             --

  Travelers MFS(R) Value Subaccount (5/00)...........  2006      1.040          1.124             --
                                                       2005      1.000          1.040             --

  Travelers Mondrian International Stock Subaccount
  (5/97).............................................  2006      1.073          1.232             --
                                                       2005      1.000          1.073             --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.049          1.113             --
                                                       2005      1.000          1.049             --

  Travelers Pioneer Strategic Income Subaccount
  (5/97).............................................  2006      1.011          1.021             --
                                                       2005      1.000          1.011             --

  Travelers Quality Bond Subaccount (5/97)...........  2006      0.995          0.985             --
                                                       2005      1.000          0.995             --

  Travelers Strategic Equity Subaccount (6/97).......  2006      1.048          1.094             --
                                                       2005      1.000          1.048             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.002          0.966             --
                                                       2005      1.000          1.002             --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)............................................  2007      1.180          1.134             --
                                                       2006      1.034          1.180             --
                                                       2005      1.000          1.034             --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (12/00)............................................  2007      1.131          1.251             --
                                                       2006      1.077          1.131             --
                                                       2005      1.000          1.077             --




              PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.154               --
                                                       2006      1.000          1.078               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (9/00).............................................  2006      1.366          1.433               --
                                                       2005      1.316          1.366               --
                                                       2004      1.267          1.316               --
                                                       2003      1.000          1.267               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/00)...................................  2006      1.506          1.470               --
                                                       2005      1.335          1.506           40,481
                                                       2004      1.255          1.335           40,490
                                                       2003      1.000          1.255           40,491

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.909          2.153            1,883
                                                       2006      1.614          1.909            2,003
                                                       2005      1.440          1.614            2,136
                                                       2004      1.292          1.440               --
                                                       2003      1.000          1.292               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.699          1.875           44,936
                                                       2006      1.570          1.699           11,328
                                                       2005      1.375          1.570           11,413
                                                       2004      1.245          1.375               --
                                                       2003      1.000          1.245               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.594          1.644           25,695
                                                       2006      1.408          1.594           11,992
                                                       2005      1.355          1.408           12,746
                                                       2004      1.250          1.355           29,616
                                                       2003      1.000          1.250           29,640

Capital Appreciation Fund
  Capital Appreciation Fund (4/97)...................  2006      1.732          1.712               --
                                                       2005      1.492          1.732           39,495
                                                       2004      1.270          1.492           42,057
                                                       2003      1.000          1.270           25,319

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/98).............................................  2007      2.905          3.042               --
                                                       2006      2.232          2.905               --
                                                       2005      1.776          2.232               --
                                                       2004      1.448          1.776               --
                                                       2003      1.000          1.448               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/98).............................................  2006      1.861          2.424               --
                                                       2005      1.768          1.861           70,964
                                                       2004      1.370          1.768           69,845
                                                       2003      1.000          1.370           63,967

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/98).....................................  2007      1.508          1.587           16,304
                                                       2006      1.318          1.508           17,240
                                                       2005      1.286          1.318           17,262
                                                       2004      1.246          1.286           17,452
                                                       2003      1.000          1.246           17,442

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/98).....................................  2007      1.566          1.368           86,053
                                                       2006      1.537          1.566           96,599
                                                       2005      1.479          1.537          101,133
                                                       2004      1.352          1.479          134,350
                                                       2003      1.000          1.352          128,210

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417               --
                                                       2005      1.205          1.304               --
                                                       2004      1.074          1.205               --
                                                       2003      1.000          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.301          1.449               --
                                                       2005      1.203          1.301            1,335
                                                       2004      1.067          1.203               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.866          2.150          108,802
                                                       2006      1.705          1.866           93,084
                                                       2005      1.488          1.705           52,989
                                                       2004      1.316          1.488           55,201
                                                       2003      1.000          1.316           38,930

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (12/00)..........................  2007      1.650          1.730           14,259
                                                       2006      1.476          1.650           15,284
                                                       2005      1.246          1.476           16,568
                                                       2004      1.252          1.246           16,213
                                                       2003      1.000          1.252           15,693

  VIP Mid Cap Subaccount (Service Class 2) (12/00)...  2007      2.217          2.511           39,022
                                                       2006      2.008          2.217           60,817
                                                       2005      1.732          2.008           42,525
                                                       2004      1.415          1.732           39,227
                                                       2003      1.000          1.415           39,653

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.523          1.771               --
                                                       2005      1.403          1.523            7,373
                                                       2004      1.268          1.403               --
                                                       2003      1.000          1.268               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.785          3.523           66,495
                                                       2006      2.214          2.785           16,828
                                                       2005      1.769          2.214               --
                                                       2004      1.444          1.769               --
                                                       2003      1.000          1.444               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.483          1.681               --
                                                       2006      1.243          1.483               --
                                                       2005      1.149          1.243               --
                                                       2004      1.000          1.149               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.647          1.970               --
                                                       2005      1.540          1.647            4,722
                                                       2004      1.351          1.540            1,849
                                                       2003      1.000          1.351               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.062          1.085               --
                                                       2005      1.067          1.062               --
                                                       2004      1.000          1.067               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.282          1.324               --
                                                       2005      1.213          1.282            1,201
                                                       2004      1.140          1.213            1,482
                                                       2003      1.000          1.140            1,411

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.639          1.959            4,813
                                                       2006      1.570          1.639           28,823
                                                       2005      1.423          1.570            4,813
                                                       2004      1.268          1.423            4,813
                                                       2003      1.000          1.268            4,813

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.688          2.017            9,965
                                                       2006      1.594          1.688           33,190
                                                       2005      1.455          1.594            9,965
                                                       2004      1.473          1.455           11,550
                                                       2003      1.000          1.473           11,550

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.588          1.706           22,953
                                                       2006      1.371          1.588           23,439
                                                       2005      1.322          1.371           23,952
                                                       2004      1.288          1.322           27,452
                                                       2003      1.000          1.288           27,452

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720               --
                                                       2005      1.503          1.536               --
                                                       2004      1.332          1.503               --
                                                       2003      1.000          1.332               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.768          1.703               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.605          1.659               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (6/99)...  2007      1.627          1.676          128,537
                                                       2006      1.439          1.627          420,105
                                                       2005      1.405          1.439          461,945
                                                       2004      1.298          1.405          463,321
                                                       2003      1.000          1.298          452,086

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.860          1.779            4,431

  LMPVET Investors Subaccount (Class I) (6/98).......  2007      1.773          1.809          201,183
                                                       2006      1.527          1.773          201,325
                                                       2005      1.459          1.527          201,468
                                                       2004      1.346          1.459          201,572
                                                       2003      1.000          1.346          201,596

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.582          1.582               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/00).............................................  2007      2.006          2.168           20,856
                                                       2006      1.812          2.006           21,144
                                                       2005      1.758          1.812           21,147
                                                       2004      1.555          1.758           21,150
                                                       2003      1.000          1.555           21,152

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.172          1.276               --
                                                       2006      1.108          1.172               --
                                                       2005      1.080          1.108               --
                                                       2004      1.000          1.080               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.020          1.015           61,909
                                                       2006      0.997          1.020           92,944
                                                       2005      0.992          0.997           97,357
                                                       2004      0.998          0.992           32,577
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      1.774          1.860               --
                                                       2006      1.529          1.774            4,472
                                                       2005      1.496          1.529            4,472
                                                       2004      1.406          1.496           38,883
                                                       2003      1.000          1.406           38,883

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.503          1.564               --
                                                       2006      1.468          1.503            6,041
                                                       2005      1.420          1.468            6,041
                                                       2004      1.439          1.420            6,041
                                                       2003      1.000          1.439            6,041

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.763          1.824               --
                                                       2006      1.616          1.763               --
                                                       2005      1.498          1.616               --
                                                       2004      1.398          1.498               --
                                                       2003      1.000          1.398               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.578          1.647               --
                                                       2006      1.429          1.578               --
                                                       2005      1.404          1.429               --
                                                       2004      1.319          1.404               --
                                                       2003      1.000          1.319               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666               --
                                                       2006      1.393          1.604               --
                                                       2005      1.373          1.393               --
                                                       2004      1.241          1.373               --
                                                       2003      1.000          1.241               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975               --
                                                       2006      1.627          1.793               --
                                                       2005      1.531          1.627               --
                                                       2004      1.256          1.531               --
                                                       2003      1.000          1.256               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.097          1.131               --
                                                       2005      1.075          1.097               --
                                                       2004      1.000          1.075               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.798          1.872           96,889
                                                       2006      1.890          1.798          104,130

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.402          1.415           45,174
                                                       2006      1.332          1.402           46,049

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.744          1.827               --
                                                       2006      1.649          1.744           11,002

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.812          1.823           10,998

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      2.044          1.990           15,856
                                                       2006      1.857          2.044           27,884

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.753          2.246           30,403
                                                       2006      1.712          1.753           37,210

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.194          1.247               --
                                                       2006      1.131          1.194               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.407          1.476           31,084
                                                       2006      1.344          1.407           42,436

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.076          1.099           11,998
                                                       2006      1.001          1.076           11,998

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (6/06) *...........................................  2007      1.071          1.058               --
                                                       2006      0.948          1.071               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.528          1.680               --
                                                       2006      1.549          1.528               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      3.023          3.804               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.265          2.375           10,897

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.623          1.716            6,159
                                                       2006      1.471          1.623               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.020          127,183
                                                       2006      1.003          1.218          142,363

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.135          1.200            5,459

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.570          1.619               --
                                                       2006      1.462          1.570               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.342          1.406           36,260
                                                       2006      1.298          1.342               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.027          0.979           75,445
                                                       2006      1.003          1.027            1,827

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.584          1.874           24,600
                                                       2006      1.625          1.584           24,602

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.089          1.137           68,288
                                                       2006      1.050          1.089           66,920

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.023          1.055            5,095
                                                       2006      1.002          1.023          229,383

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.142          1.080               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.468          1.498          114,467
                                                       2006      1.450          1.468          147,243

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.614          1.650           65,580
                                                       2006      1.576          1.614           65,916

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.433          1.466           84,438
                                                       2006      1.342          1.433           92,746

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.050          1.096           91,450
                                                       2006      0.996          1.050           46,839

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.144           60,696
                                                       2006      0.998          1.067           60,702

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.151          1.194               --
                                                       2006      1.085          1.151               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.071          1.099               --
                                                       2006      1.036          1.071               --

Money Market Portfolio
  Money Market Subaccount (7/97).....................  2006      0.993          1.002               --
                                                       2005      0.983          0.993          435,886
                                                       2004      0.991          0.983          258,819
                                                       2003      1.000          0.991            5,095

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.112          1.175               --
                                                       2005      1.071          1.112               --
                                                       2004      1.000          1.071               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130               --
                                                       2006      1.121          1.109            4,879
                                                       2005      1.118          1.121            4,282
                                                       2004      1.045          1.118               --
                                                       2003      1.000          1.045               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.085          1.159          284,205
                                                       2006      1.064          1.085          228,612
                                                       2005      1.057          1.064          227,314
                                                       2004      1.026          1.057          223,752
                                                       2003      1.000          1.026          190,189

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.624          1.760               --
                                                       2006      1.489          1.624               --
                                                       2005      1.414          1.489               --
                                                       2004      1.338          1.414               --
                                                       2003      1.000          1.338               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      2.105          2.277               --
                                                       2006      1.678          2.105           11,434
                                                       2005      1.522          1.678           11,589
                                                       2004      1.334          1.522           11,535
                                                       2003      1.000          1.334           13,427

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.323          2.479               --
                                                       2006      2.016          2.323           32,570
                                                       2005      1.918          2.016           32,749
                                                       2004      1.547          1.918           33,414
                                                       2003      1.000          1.547           31,224

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (9/00).............................................  2006      1.456          1.549               --
                                                       2005      1.363          1.456               --
                                                       2004      1.303          1.363            5,125
                                                       2003      1.000          1.303            5,125

  Travelers Convertible Securities Subaccount
  (5/98).............................................  2006      1.262          1.344               --
                                                       2005      1.281          1.262           42,975
                                                       2004      1.227          1.281           42,975
                                                       2003      1.000          1.227           42,977

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97).............................................  2006      1.732          1.890               --
                                                       2005      1.568          1.732           86,250
                                                       2004      1.371          1.568           86,274
                                                       2003      1.000          1.371           86,280

  Travelers Equity Income Subaccount (5/97)..........  2006      1.501          1.576               --
                                                       2005      1.463          1.501           78,546
                                                       2004      1.355          1.463           78,424
                                                       2003      1.000          1.355           78,356

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (5/97)...  2006      1.300          1.332               --
                                                       2005      1.291          1.300           46,055
                                                       2004      1.191          1.291           46,061
                                                       2003      1.000          1.191           46,065

  Travelers Federated Stock Subaccount (5/97)........  2006      1.465          1.516               --
                                                       2005      1.416          1.465               --
                                                       2004      1.304          1.416               --
                                                       2003      1.000          1.304               --

  Travelers Large Cap Subaccount (6/97)..............  2006      1.408          1.450               --
                                                       2005      1.319          1.408          113,755
                                                       2004      1.261          1.319          113,868
                                                       2003      1.000          1.261          113,875

  Travelers Mercury Large Cap Core Subaccount
  (5/98).............................................  2006      1.554          1.649               --
                                                       2005      1.412          1.554           11,006
                                                       2004      1.240          1.412           24,499
                                                       2003      1.000          1.240           24,500

  Travelers MFS(R) Mid Cap Growth Subaccount (4/98)..  2006      1.537          1.625               --
                                                       2005      1.518          1.537           32,422
                                                       2004      1.355          1.518           41,852
                                                       2003      1.000          1.355           41,852

  Travelers MFS(R) Total Return Subaccount (5/97)....  2006      1.301          1.342               --
                                                       2005      1.287          1.301          130,550
                                                       2004      1.175          1.287          131,955
                                                       2003      1.000          1.175          122,841

  Travelers MFS(R) Value Subaccount (5/00)...........  2006      1.362          1.471               --
                                                       2005      1.302          1.362               --
                                                       2004      1.167          1.302               --
                                                       2003      1.000          1.167               --

  Travelers Mondrian International Stock Subaccount
  (5/97).............................................  2006      1.618          1.857               --
                                                       2005      1.504          1.618           30,393
                                                       2004      1.323          1.504           33,216
                                                       2003      1.000          1.323           14,095

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462               --
                                                       2005      1.325          1.379               --
                                                       2004      1.214          1.325               --
                                                       2003      1.000          1.214               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/97).............................................  2006      1.286          1.298               --
                                                       2005      1.263          1.286               --
                                                       2004      1.159          1.263               --
                                                       2003      1.000          1.159               --

  Travelers Quality Bond Subaccount (5/97)...........  2006      1.060          1.050               --
                                                       2005      1.062          1.060           65,528
                                                       2004      1.047          1.062           62,441
                                                       2003      1.000          1.047           53,482

  Travelers Strategic Equity Subaccount (6/97).......  2006      1.430          1.491               --
                                                       2005      1.427          1.430           46,338
                                                       2004      1.318          1.427           59,679
                                                       2003      1.000          1.318           59,689

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.076          1.036               --
                                                       2005      1.050          1.076               --
                                                       2004      1.000          1.050               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)............................................  2007      1.792          1.719           55,899
                                                       2006      1.572          1.792           65,568
                                                       2005      1.538          1.572           65,568
                                                       2004      1.333          1.538           65,568
                                                       2003      1.000          1.333           65,568

  Van Kampen LIT Enterprise Subaccount (Class II)
  (12/00)............................................  2007      1.439          1.589               --
                                                       2006      1.372          1.439               --
                                                       2005      1.295          1.372               --
                                                       2004      1.270          1.295               --
                                                       2003      1.000          1.270               --




              PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153             --
                                                       2006      1.000          1.078             --

  AIM V.I. Premier Equity Subaccount (Series I)
  (9/00).............................................  2006      1.043          1.095             --
                                                       2005      1.000          1.043             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/00)...................................  2006      1.159          1.131             --
                                                       2005      1.000          1.159             --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.325          1.493             --
                                                       2006      1.121          1.325             --
                                                       2005      1.000          1.121             --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.241          1.369             --
                                                       2006      1.147          1.241             --
                                                       2005      1.000          1.147             --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.179          1.216             --
                                                       2006      1.043          1.179             --
                                                       2005      1.000          1.043             --

Capital Appreciation Fund
  Capital Appreciation Fund (4/97)...................  2006      1.170          1.157             --
                                                       2005      1.000          1.170             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/98).............................................  2007      1.591          1.665             --
                                                       2006      1.223          1.591             --
                                                       2005      1.000          1.223             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/98).............................................  2006      1.088          1.416             --
                                                       2005      1.000          1.088             --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/98).....................................  2007      1.155          1.214             --
                                                       2006      1.010          1.155             --
                                                       2005      1.000          1.010             --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/98).....................................  2007      1.081          0.944             --
                                                       2006      1.061          1.081             --
                                                       2005      1.000          1.061             --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.080          1.174             --
                                                       2005      1.000          1.080             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.107          1.233             --
                                                       2005      1.000          1.107             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.241          1.429             --
                                                       2006      1.134          1.241             --
                                                       2005      1.000          1.134             --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (12/00)..........................  2007      1.319          1.382             --
                                                       2006      1.181          1.319             --
                                                       2005      1.000          1.181             --

  VIP Mid Cap Subaccount (Service Class 2) (12/00)...  2007      1.260          1.427             --
                                                       2006      1.142          1.260             --
                                                       2005      1.000          1.142             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.083          1.259             --
                                                       2005      1.000          1.083             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.524          1.927             --
                                                       2006      1.212          1.524             --
                                                       2005      1.000          1.212             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.282          1.453             --
                                                       2006      1.075          1.282             --
                                                       2005      1.000          1.075             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.065          1.274             --
                                                       2005      1.000          1.065             --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      0.990          1.011             --
                                                       2005      1.000          0.990             --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.062          1.096             --
                                                       2005      1.000          1.062             --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.184          1.414             --
                                                       2006      1.134          1.184             --
                                                       2005      1.000          1.134             --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.192          1.424             --
                                                       2006      1.126          1.192             --
                                                       2005      1.000          1.126             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.208          1.297             --
                                                       2006      1.043          1.208             --
                                                       2005      1.000          1.043             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.032          1.156             --
                                                       2005      1.000          1.032             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.228          1.182             --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.180          1.219             --

  LMPVET Equity Index Subaccount (Class II) (6/99)...  2007      1.163          1.198             --
                                                       2006      1.029          1.163             --
                                                       2005      1.000          1.029             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.243          1.188             --

  LMPVET Investors Subaccount (Class I) (6/98).......  2007      1.218          1.242             --
                                                       2006      1.049          1.218             --
                                                       2005      1.000          1.049             --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.124          1.123             --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/00).............................................  2007      1.193          1.289             --
                                                       2006      1.078          1.193             --
                                                       2005      1.000          1.078             --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.107          1.205             --
                                                       2006      1.047          1.107             --
                                                       2005      1.000          1.047             --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.026          1.021             --
                                                       2006      1.004          1.026             --
                                                       2005      1.000          1.004             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      1.202          1.260             --
                                                       2006      1.037          1.202             --
                                                       2005      1.000          1.037             --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.082          1.127             --
                                                       2006      1.058          1.082             --
                                                       2005      1.000          1.058             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.192          1.233             --
                                                       2006      1.093          1.192             --
                                                       2005      1.000          1.093             --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.137          1.186             --
                                                       2006      1.030          1.137             --
                                                       2005      1.000          1.030             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.183          1.228             --
                                                       2006      1.027          1.183             --
                                                       2005      1.000          1.027             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.186          1.307             --
                                                       2006      1.077          1.186             --
                                                       2005      1.000          1.077             --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.021          1.052             --
                                                       2005      1.000          1.021             --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.138          1.185             --
                                                       2006      1.197          1.138             --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.079          1.089             --
                                                       2006      1.026          1.079             --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.226          1.284             --
                                                       2006      1.159          1.226             --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.273          1.281             --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.352          1.316             --
                                                       2006      1.229          1.352             --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.184          1.516             --
                                                       2006      1.157          1.184             --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.110          1.159             --
                                                       2006      1.052          1.110             --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.115          1.169             --
                                                       2006      1.065          1.115             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.076          1.098             --
                                                       2006      1.001          1.076             --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (6/06) *...........................................  2007      1.070          1.057             --
                                                       2006      0.948          1.070             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.136          1.248             --
                                                       2006      1.152          1.136             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.655          2.082             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.483          1.555             --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.237          1.307             --
                                                       2006      1.121          1.237             --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.019             --
                                                       2006      1.003          1.218             --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.005          1.062             --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.192          1.228             --
                                                       2006      1.110          1.192             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.053          1.103             --
                                                       2006      1.019          1.053             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.027          0.978             --
                                                       2006      1.003          1.027             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.081          1.277             --
                                                       2006      1.109          1.081             --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.064             --
                                                       2006      0.983          1.019             --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.039          1.072             --
                                                       2006      1.018          1.039             --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.142          1.079             --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.123          1.146             --
                                                       2006      1.110          1.123             --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.109          1.133             --
                                                       2006      1.083          1.109             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.114          1.139             --
                                                       2006      1.044          1.114             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.095             --
                                                       2006      0.996          1.049             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.143             --
                                                       2006      0.998          1.067             --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.073          1.113             --
                                                       2006      1.011          1.073             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      0.996          1.022             --
                                                       2006      0.964          0.996             --

Money Market Portfolio
  Money Market Subaccount (7/97).....................  2006      1.010          1.018             --
                                                       2005      1.000          1.010             --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.044          1.102             --
                                                       2005      1.000          1.044             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.982          1.001             --
                                                       2006      0.993          0.982             --
                                                       2005      1.000          0.993             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.021          1.090             --
                                                       2006      1.002          1.021             --
                                                       2005      1.000          1.002             --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.167          1.264             --
                                                       2006      1.070          1.167             --
                                                       2005      1.000          1.070             --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.379          1.491             --
                                                       2006      1.100          1.379             --
                                                       2005      1.000          1.100             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.217          1.299             --
                                                       2006      1.057          1.217             --
                                                       2005      1.000          1.057             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (9/00).............................................  2006      1.083          1.152             --
                                                       2005      1.000          1.083             --

  Travelers Convertible Securities Subaccount
  (5/98).............................................  2006      1.000          1.065             --
                                                       2005      1.000          1.000             --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97).............................................  2006      1.097          1.197             --
                                                       2005      1.000          1.097             --

  Travelers Equity Income Subaccount (5/97)..........  2006      1.032          1.083             --
                                                       2005      1.000          1.032             --

  Travelers Federated High Yield Subaccount (5/97)...  2006      1.001          1.026             --
                                                       2005      1.000          1.001             --

  Travelers Federated Stock Subaccount (5/97)........  2006      1.033          1.069             --
                                                       2005      1.000          1.033             --

  Travelers Large Cap Subaccount (6/97)..............  2006      1.078          1.110             --
                                                       2005      1.000          1.078             --

  Travelers Mercury Large Cap Core Subaccount
  (5/98).............................................  2006      1.093          1.159             --
                                                       2005      1.000          1.093             --

  Travelers MFS(R) Mid Cap Growth Subaccount (4/98)..  2006      1.049          1.109             --
                                                       2005      1.000          1.049             --

  Travelers MFS(R) Total Return Subaccount (5/97)....  2006      1.012          1.044             --
                                                       2005      1.000          1.012             --

  Travelers MFS(R) Value Subaccount (5/00)...........  2006      1.038          1.121             --
                                                       2005      1.000          1.038             --

  Travelers Mondrian International Stock Subaccount
  (5/97).............................................  2006      1.071          1.229             --
                                                       2005      1.000          1.071             --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.047          1.110             --
                                                       2005      1.000          1.047             --

  Travelers Pioneer Strategic Income Subaccount
  (5/97).............................................  2006      1.009          1.019             --
                                                       2005      1.000          1.009             --

  Travelers Quality Bond Subaccount (5/97)...........  2006      0.993          0.983             --
                                                       2005      1.000          0.993             --

  Travelers Strategic Equity Subaccount (6/97).......  2006      1.046          1.091             --
                                                       2005      1.000          1.046             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.001          0.964             --
                                                       2005      1.000          1.001             --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)............................................  2007      1.176          1.127             --
                                                       2006      1.032          1.176             --
                                                       2005      1.000          1.032             --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (12/00)............................................  2007      1.127          1.244             --
                                                       2006      1.075          1.127             --
                                                       2005      1.000          1.075             --




              PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153                --
                                                       2006      1.000          1.078                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (9/00).............................................  2006      1.362          1.429                --
                                                       2005      1.313          1.362                --
                                                       2004      1.266          1.313                --
                                                       2003      1.000          1.266                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/00)...................................  2006      1.502          1.464                --
                                                       2005      1.333          1.502                --
                                                       2004      1.253          1.333                --
                                                       2003      1.000          1.253                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.902          2.143                --
                                                       2006      1.609          1.902                --
                                                       2005      1.438          1.609                --
                                                       2004      1.291          1.438                --
                                                       2003      1.000          1.291                --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.693          1.866                --
                                                       2006      1.566          1.693                --
                                                       2005      1.373          1.566                --
                                                       2004      1.244          1.373                --
                                                       2003      1.000          1.244                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.588          1.636                --
                                                       2006      1.405          1.588                --
                                                       2005      1.353          1.405                --
                                                       2004      1.249          1.353                --
                                                       2003      1.000          1.249                --

Capital Appreciation Fund
  Capital Appreciation Fund (4/97)...................  2006      1.727          1.707                --
                                                       2005      1.489          1.727                --
                                                       2004      1.269          1.489                --
                                                       2003      1.000          1.269                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/98).............................................  2007      2.894          3.029                --
                                                       2006      2.226          2.894                --
                                                       2005      1.773          2.226                --
                                                       2004      1.446          1.773                --
                                                       2003      1.000          1.446                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/98).............................................  2006      1.855          2.415                --
                                                       2005      1.764          1.855                --
                                                       2004      1.369          1.764                --
                                                       2003      1.000          1.369                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/98).....................................  2007      1.502          1.579                --
                                                       2006      1.314          1.502                --
                                                       2005      1.283          1.314                --
                                                       2004      1.245          1.283                --
                                                       2003      1.000          1.245                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/98).....................................  2007      1.560          1.362                --
                                                       2006      1.532          1.560                --
                                                       2005      1.476          1.532                --
                                                       2004      1.351          1.476                --
                                                       2003      1.000          1.351                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.301          1.413                --
                                                       2005      1.203          1.301                --
                                                       2004      1.074          1.203                --
                                                       2003      1.000          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.446                --
                                                       2005      1.201          1.298                --
                                                       2004      1.067          1.201                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.859          2.139           783,610
                                                       2006      1.700          1.859           907,931
                                                       2005      1.485          1.700           774,934
                                                       2004      1.315          1.485           771,810
                                                       2003      1.000          1.315           578,163

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (12/00)..........................  2007      1.644          1.722                --
                                                       2006      1.472          1.644                --
                                                       2005      1.243          1.472                --
                                                       2004      1.251          1.243                --
                                                       2003      1.000          1.251                --

  VIP Mid Cap Subaccount (Service Class 2) (12/00)...  2007      2.209          2.499           367,760
                                                       2006      2.003          2.209           459,160
                                                       2005      1.729          2.003           474,923
                                                       2004      1.414          1.729           458,247
                                                       2003      1.000          1.414           289,117

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.519          1.764                --
                                                       2005      1.400          1.519                --
                                                       2004      1.267          1.400                --
                                                       2003      1.000          1.267                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.775          3.506                --
                                                       2006      2.208          2.775                --
                                                       2005      1.766          2.208                --
                                                       2004      1.443          1.766                --
                                                       2003      1.000          1.443                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.479          1.675                --
                                                       2006      1.241          1.479                --
                                                       2005      1.148          1.241                --
                                                       2004      1.000          1.148                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.642          1.962                --
                                                       2005      1.537          1.642                --
                                                       2004      1.350          1.537                --
                                                       2003      1.000          1.350                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.060          1.083                --
                                                       2005      1.066          1.060                --
                                                       2004      1.000          1.066                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.279          1.319                --
                                                       2005      1.210          1.279           307,841
                                                       2004      1.139          1.210           245,862
                                                       2003      1.000          1.139           120,084

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.633          1.950                --
                                                       2006      1.565          1.633                --
                                                       2005      1.420          1.565                --
                                                       2004      1.267          1.420                --
                                                       2003      1.000          1.267                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.682          2.008                --
                                                       2006      1.589          1.682                --
                                                       2005      1.452          1.589                --
                                                       2004      1.471          1.452                --
                                                       2003      1.000          1.471                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.582          1.697           116,773
                                                       2006      1.367          1.582           123,218
                                                       2005      1.320          1.367           253,462
                                                       2004      1.287          1.320           296,755
                                                       2003      1.000          1.287           214,936

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.531          1.714                --
                                                       2005      1.501          1.531                --
                                                       2004      1.331          1.501                --
                                                       2003      1.000          1.331                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.761          1.694                --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.598          1.651                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (6/99)...  2007      1.620          1.668                --
                                                       2006      1.435          1.620                --
                                                       2005      1.402          1.435                --
                                                       2004      1.297          1.402                --
                                                       2003      1.000          1.297                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.853          1.771           194,285

  LMPVET Investors Subaccount (Class I) (6/98).......  2007      1.766          1.801            75,394
                                                       2006      1.522          1.766           137,227
                                                       2005      1.456          1.522           137,227
                                                       2004      1.345          1.456           148,156
                                                       2003      1.000          1.345           106,053

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.576          1.575                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/00).............................................  2007      1.999          2.157           320,098
                                                       2006      1.806          1.999           347,969
                                                       2005      1.755          1.806           369,087
                                                       2004      1.554          1.755           378,269
                                                       2003      1.000          1.554           245,224

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.168          1.271                --
                                                       2006      1.106          1.168                --
                                                       2005      1.079          1.106                --
                                                       2004      1.000          1.079                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.016          1.010                --
                                                       2006      0.995          1.016                --
                                                       2005      0.990          0.995                --
                                                       2004      0.998          0.990                --
                                                       2003      1.000          0.998                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      1.767          1.852                --
                                                       2006      1.525          1.767           200,538
                                                       2005      1.493          1.525           216,351
                                                       2004      1.405          1.493           227,187
                                                       2003      1.000          1.405           111,861

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.497          1.558                --
                                                       2006      1.464          1.497                --
                                                       2005      1.417          1.464                --
                                                       2004      1.437          1.417                --
                                                       2003      1.000          1.437                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.756          1.817                --
                                                       2006      1.612          1.756                --
                                                       2005      1.495          1.612                --
                                                       2004      1.396          1.495                --
                                                       2003      1.000          1.396                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.572          1.640                --
                                                       2006      1.425          1.572                --
                                                       2005      1.402          1.425                --
                                                       2004      1.318          1.402                --
                                                       2003      1.000          1.318                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.598          1.659                --
                                                       2006      1.389          1.598                --
                                                       2005      1.371          1.389                --
                                                       2004      1.240          1.371                --
                                                       2003      1.000          1.240                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.787          1.967                --
                                                       2006      1.623          1.787                --
                                                       2005      1.528          1.623                --
                                                       2004      1.255          1.528                --
                                                       2003      1.000          1.255                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.095          1.129                --
                                                       2005      1.075          1.095                --
                                                       2004      1.000          1.075                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.791          1.863                --
                                                       2006      1.884          1.791                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.397          1.409                --
                                                       2006      1.328          1.397                --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.737          1.820                --
                                                       2006      1.644          1.737                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.804          1.814                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      2.036          1.981                --
                                                       2006      1.851          2.036                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.746          2.235                --
                                                       2006      1.707          1.746                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.190          1.242                --
                                                       2006      1.129          1.190                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.402          1.469                --
                                                       2006      1.340          1.402                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.097                --
                                                       2006      1.001          1.075                --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (6/06) *...........................................  2007      1.070          1.056                --
                                                       2006      0.948          1.070                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.523          1.672                --
                                                       2006      1.544          1.523                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      3.010          3.785           167,878

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.255          2.364                --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.618          1.709                --
                                                       2006      1.467          1.618                --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.018           573,495
                                                       2006      1.003          1.218           641,378

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.130          1.194                --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.564          1.612                --
                                                       2006      1.458          1.564                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.337          1.399                --
                                                       2006      1.293          1.337                --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.027          0.977                --
                                                       2006      1.003          1.027                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.578          1.865                --
                                                       2006      1.620          1.578                --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.085          1.131                --
                                                       2006      1.046          1.085                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.050           581,306
                                                       2006      0.998          1.019           588,448

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.141          1.078                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.462          1.491           180,552
                                                       2006      1.445          1.462           185,481

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.608          1.642           250,932
                                                       2006      1.571          1.608           275,577

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.428          1.459           736,583
                                                       2006      1.338          1.428           733,561

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.094                --
                                                       2006      0.996          1.049                --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.142                --
                                                       2006      0.998          1.067                --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.148          1.191                --
                                                       2006      1.083          1.148                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.068          1.095                --
                                                       2006      1.034          1.068                --

Money Market Portfolio
  Money Market Subaccount (7/97).....................  2006      0.991          0.998                --
                                                       2005      0.981          0.991                --
                                                       2004      0.990          0.981                --
                                                       2003      1.000          0.990                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.110          1.172                --
                                                       2005      1.070          1.110                --
                                                       2004      1.000          1.070                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.105          1.126                --
                                                       2006      1.118          1.105                --
                                                       2005      1.116          1.118                --
                                                       2004      1.044          1.116                --
                                                       2003      1.000          1.044                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.081          1.153                --
                                                       2006      1.061          1.081                --
                                                       2005      1.055          1.061                --
                                                       2004      1.025          1.055                --
                                                       2003      1.000          1.025                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.618          1.751                --
                                                       2006      1.485          1.618                --
                                                       2005      1.411          1.485                --
                                                       2004      1.337          1.411                --
                                                       2003      1.000          1.337                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      2.097          2.268                --
                                                       2006      1.673          2.097                --
                                                       2005      1.520          1.673                --
                                                       2004      1.333          1.520                --
                                                       2003      1.000          1.333                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.314          2.469                --
                                                       2006      2.011          2.314                --
                                                       2005      1.914          2.011                --
                                                       2004      1.546          1.914                --
                                                       2003      1.000          1.546                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (9/00).............................................  2006      1.452          1.544                --
                                                       2005      1.361          1.452                --
                                                       2004      1.302          1.361                --
                                                       2003      1.000          1.302                --

  Travelers Convertible Securities Subaccount
  (5/98).............................................  2006      1.259          1.340                --
                                                       2005      1.278          1.259                --
                                                       2004      1.226          1.278                --
                                                       2003      1.000          1.226                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97).............................................  2006      1.727          1.884                --
                                                       2005      1.565          1.727                --
                                                       2004      1.370          1.565                --
                                                       2003      1.000          1.370                --

  Travelers Equity Income Subaccount (5/97)..........  2006      1.497          1.571                --
                                                       2005      1.460          1.497           343,036
                                                       2004      1.354          1.460           335,457
                                                       2003      1.000          1.354           209,770

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (5/97)...  2006      1.296          1.328                --
                                                       2005      1.288          1.296                --
                                                       2004      1.190          1.288                --
                                                       2003      1.000          1.190                --

  Travelers Federated Stock Subaccount (5/97)........  2006      1.460          1.511                --
                                                       2005      1.413          1.460                --
                                                       2004      1.303          1.413                --
                                                       2003      1.000          1.303                --

  Travelers Large Cap Subaccount (6/97)..............  2006      1.404          1.445                --
                                                       2005      1.316          1.404           180,601
                                                       2004      1.260          1.316           181,441
                                                       2003      1.000          1.260           132,568

  Travelers Mercury Large Cap Core Subaccount
  (5/98).............................................  2006      1.549          1.644                --
                                                       2005      1.409          1.549                --
                                                       2004      1.239          1.409                --
                                                       2003      1.000          1.239                --

  Travelers MFS(R) Mid Cap Growth Subaccount (4/98)..  2006      1.532          1.620                --
                                                       2005      1.515          1.532                --
                                                       2004      1.354          1.515                --
                                                       2003      1.000          1.354                --

  Travelers MFS(R) Total Return Subaccount (5/97)....  2006      1.298          1.338                --
                                                       2005      1.284          1.298                --
                                                       2004      1.174          1.284                --
                                                       2003      1.000          1.174                --

  Travelers MFS(R) Value Subaccount (5/00)...........  2006      1.359          1.467                --
                                                       2005      1.301          1.359                --
                                                       2004      1.166          1.301                --
                                                       2003      1.000          1.166                --

  Travelers Mondrian International Stock Subaccount
  (5/97).............................................  2006      1.613          1.851                --
                                                       2005      1.501          1.613                --
                                                       2004      1.322          1.501                --
                                                       2003      1.000          1.322                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.375          1.458                --
                                                       2005      1.322          1.375                --
                                                       2004      1.213          1.322                --
                                                       2003      1.000          1.213                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/97).............................................  2006      1.282          1.293                --
                                                       2005      1.260          1.282                --
                                                       2004      1.158          1.260                --
                                                       2003      1.000          1.158                --

  Travelers Quality Bond Subaccount (5/97)...........  2006      1.057          1.046                --
                                                       2005      1.060          1.057                --
                                                       2004      1.046          1.060                --
                                                       2003      1.000          1.046                --

  Travelers Strategic Equity Subaccount (6/97).......  2006      1.426          1.486                --
                                                       2005      1.424          1.426                --
                                                       2004      1.317          1.424                --
                                                       2003      1.000          1.317                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.074          1.034                --
                                                       2005      1.049          1.074                --
                                                       2004      1.000          1.049                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)............................................  2007      1.785          1.711         1,089,175
                                                       2006      1.568          1.785         1,269,843
                                                       2005      1.535          1.568         1,402,729
                                                       2004      1.332          1.535         1,285,562
                                                       2003      1.000          1.332           734,820

  Van Kampen LIT Enterprise Subaccount (Class II)
  (12/00)............................................  2007      1.433          1.581            99,827
                                                       2006      1.368          1.433           110,754
                                                       2005      1.293          1.368           116,850
                                                       2004      1.269          1.293           116,927
                                                       2003      1.000          1.269            58,967




              PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.152                --
                                                       2006      1.000          1.077                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (9/00).............................................  2006      1.358          1.424                --
                                                       2005      1.311          1.358                --
                                                       2004      1.264          1.311                --
                                                       2003      1.000          1.264                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/00)...................................  2006      1.497          1.458                --
                                                       2005      1.330          1.497             2,626
                                                       2004      1.252          1.330             2,628
                                                       2003      1.000          1.252             1,355

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03).............................................  2007      1.895          2.133                --
                                                       2006      1.605          1.895                --
                                                       2005      1.435          1.605                --
                                                       2004      1.290          1.435                --
                                                       2003      1.000          1.290                --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.687          1.858                --
                                                       2006      1.561          1.687                --
                                                       2005      1.371          1.561                --
                                                       2004      1.243          1.371                --
                                                       2003      1.000          1.243                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.582          1.629                --
                                                       2006      1.401          1.582                --
                                                       2005      1.350          1.401                --
                                                       2004      1.248          1.350                --
                                                       2003      1.000          1.248                --

Capital Appreciation Fund
  Capital Appreciation Fund (4/97)...................  2006      1.722          1.701                --
                                                       2005      1.486          1.722             3,670
                                                       2004      1.268          1.486             3,676
                                                       2003      1.000          1.268                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/98).............................................  2007      2.883          3.016                --
                                                       2006      2.219          2.883                --
                                                       2005      1.770          2.219                --
                                                       2004      1.445          1.770                --
                                                       2003      1.000          1.445                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/98).............................................  2006      1.850          2.405                --
                                                       2005      1.761          1.850                --
                                                       2004      1.367          1.761                --
                                                       2003      1.000          1.367                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/98).....................................  2007      1.497          1.571                --
                                                       2006      1.311          1.497                --
                                                       2005      1.281          1.311                --
                                                       2004      1.244          1.281                --
                                                       2003      1.000          1.244                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/98).....................................  2007      1.554          1.355             5,407
                                                       2006      1.528          1.554             6,003
                                                       2005      1.473          1.528             6,005
                                                       2004      1.350          1.473             6,007
                                                       2003      1.000          1.350             2,863

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410                --
                                                       2005      1.202          1.298                --
                                                       2004      1.074          1.202                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442                --
                                                       2005      1.200          1.295                --
                                                       2004      1.067          1.200                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.852          2.129         2,119,790
                                                       2006      1.695          1.852         2,231,120
                                                       2005      1.483          1.695         2,270,594
                                                       2004      1.313          1.483         1,568,218
                                                       2003      1.000          1.313           395,211

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (12/00)..........................  2007      1.638          1.713             2,010
                                                       2006      1.468          1.638             2,666
                                                       2005      1.241          1.468             2,668
                                                       2004      1.250          1.241             2,670
                                                       2003      1.000          1.250             1,377

  VIP Mid Cap Subaccount (Service Class 2) (12/00)...  2007      2.200          2.487         1,511,907
                                                       2006      1.997          2.200         1,698,161
                                                       2005      1.726          1.997         1,740,003
                                                       2004      1.412          1.726         1,095,825
                                                       2003      1.000          1.412            97,113

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.515          1.758                --
                                                       2005      1.398          1.515                --
                                                       2004      1.266          1.398                --
                                                       2003      1.000          1.266                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.765          3.490                --
                                                       2006      2.202          2.765                --
                                                       2005      1.763          2.202                --
                                                       2004      1.442          1.763                --
                                                       2003      1.000          1.442                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.475          1.669                --
                                                       2006      1.239          1.475                --
                                                       2005      1.147          1.239                --
                                                       2004      1.000          1.147                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.637          1.955                --
                                                       2005      1.534          1.637                --
                                                       2004      1.349          1.534                --
                                                       2003      1.000          1.349                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.058          1.081                --
                                                       2005      1.066          1.058                --
                                                       2004      1.000          1.066                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.275          1.315                --
                                                       2005      1.208          1.275            13,533
                                                       2004      1.138          1.208                --
                                                       2003      1.000          1.138                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.627          1.940             1,913
                                                       2006      1.561          1.627             2,537
                                                       2005      1.417          1.561             2,539
                                                       2004      1.266          1.417             2,541
                                                       2003      1.000          1.266             1,364

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.675          1.998             3,443
                                                       2006      1.585          1.675             3,448
                                                       2005      1.449          1.585             3,454
                                                       2004      1.470          1.449             3,461
                                                       2003      1.000          1.470                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.576          1.689                --
                                                       2006      1.363          1.576                --
                                                       2005      1.317          1.363                --
                                                       2004      1.286          1.317                --
                                                       2003      1.000          1.286                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708                --
                                                       2005      1.498          1.527                --
                                                       2004      1.330          1.498                --
                                                       2003      1.000          1.330                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.753          1.686         1,057,352

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.591          1.643                --

  LMPVET Equity Index Subaccount (Class II) (6/99)...  2007      1.614          1.660                --
                                                       2006      1.430          1.614                --
                                                       2005      1.400          1.430                --
                                                       2004      1.295          1.400                --
                                                       2003      1.000          1.295                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.845          1.762           419,923

  LMPVET Investors Subaccount (Class I) (6/98).......  2007      1.760          1.792            23,889
                                                       2006      1.518          1.760            72,343
                                                       2005      1.454          1.518            56,380
                                                       2004      1.344          1.454            44,793
                                                       2003      1.000          1.344             3,605

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.569          1.567           395,921

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/00).............................................  2007      1.991          2.147           566,759
                                                       2006      1.801          1.991           630,706
                                                       2005      1.752          1.801           616,158
                                                       2004      1.552          1.752           824,424
                                                       2003      1.000          1.552           110,336

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.165          1.267                --
                                                       2006      1.104          1.165                --
                                                       2005      1.079          1.104                --
                                                       2004      1.000          1.079                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.013          1.006             6,154
                                                       2006      0.993          1.013             6,163
                                                       2005      0.989          0.993             6,174
                                                       2004      0.998          0.989             6,185
                                                       2003      1.000          0.998                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      1.760          1.844                --
                                                       2006      1.520          1.760           448,577
                                                       2005      1.491          1.520           529,664
                                                       2004      1.404          1.491           335,551
                                                       2003      1.000          1.404            24,374

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.491          1.551                --
                                                       2006      1.459          1.491           404,093
                                                       2005      1.415          1.459           409,791
                                                       2004      1.436          1.415           373,758
                                                       2003      1.000          1.436            92,228

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.750          1.809                --
                                                       2006      1.607          1.750         1,164,640
                                                       2005      1.492          1.607         1,142,817
                                                       2004      1.395          1.492           790,765
                                                       2003      1.000          1.395           300,518

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.566          1.633                --
                                                       2006      1.421          1.566                --
                                                       2005      1.399          1.421                --
                                                       2004      1.317          1.399                --
                                                       2003      1.000          1.317                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653                --
                                                       2006      1.385          1.592                --
                                                       2005      1.369          1.385                --
                                                       2004      1.239          1.369                --
                                                       2003      1.000          1.239                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960                --
                                                       2006      1.618          1.780             2,627
                                                       2005      1.525          1.618             2,629
                                                       2004      1.255          1.525             2,631
                                                       2003      1.000          1.255             1,405

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.093          1.126                --
                                                       2005      1.074          1.093                --
                                                       2004      1.000          1.074                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.784          1.854                --
                                                       2006      1.878          1.784                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.392          1.402             4,098
                                                       2006      1.324          1.392             4,098

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.730          1.812                --
                                                       2006      1.638          1.730                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.797          1.805                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      2.028          1.971                --
                                                       2006      1.846          2.028                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.740          2.224             3,658
                                                       2006      1.701          1.740             3,663

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.187          1.237                --
                                                       2006      1.126          1.187                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.396          1.462             8,046
                                                       2006      1.336          1.396             9,372

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.095           388,162
                                                       2006      1.001          1.075                --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (6/06) *...........................................  2007      1.069          1.054             3,299
                                                       2006      0.948          1.069                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.517          1.664           316,211
                                                       2006      1.540          1.517           352,817

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.997          3.767           465,384

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.246          2.352         1,127,215

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.613          1.702                --
                                                       2006      1.464          1.613                --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.016         1,232,261
                                                       2006      1.003          1.217         1,408,333

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.126          1.189             6,985

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.559          1.604                --
                                                       2006      1.453          1.559                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.332          1.392                --
                                                       2006      1.289          1.332                --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.026          0.975                --
                                                       2006      1.003          1.026                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.572          1.855             3,535
                                                       2006      1.615          1.572             3,535

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.080          1.126             9,254
                                                       2006      1.043          1.080            11,626

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.015          1.045         1,666,795
                                                       2006      0.995          1.015           878,225

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.140          1.077                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.457          1.484           539,896
                                                       2006      1.441          1.457           554,883

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.602          1.634           605,660
                                                       2006      1.566          1.602           673,864

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.422          1.452         3,446,737
                                                       2006      1.334          1.422         3,566,665

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.048          1.092                --
                                                       2006      0.996          1.048                --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140             2,945
                                                       2006      0.998          1.066             3,910

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.187                --
                                                       2006      1.081          1.145                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.065          1.091                --
                                                       2006      1.032          1.065                --

Money Market Portfolio
  Money Market Subaccount (7/97).....................  2006      0.988          0.995                --
                                                       2005      0.979          0.988             4,855
                                                       2004      0.989          0.979             4,855
                                                       2003      1.000          0.989             2,015

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.109          1.170                --
                                                       2005      1.070          1.109                --
                                                       2004      1.000          1.070                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.100          1.121                --
                                                       2006      1.115          1.100             9,279
                                                       2005      1.114          1.115             9,287
                                                       2004      1.044          1.114             9,294
                                                       2003      1.000          1.044             4,731

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.077          1.148                --
                                                       2006      1.058          1.077                --
                                                       2005      1.053          1.058                --
                                                       2004      1.025          1.053                --
                                                       2003      1.000          1.025                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.612          1.743                --
                                                       2006      1.481          1.612                --
                                                       2005      1.408          1.481                --
                                                       2004      1.336          1.408                --
                                                       2003      1.000          1.336                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      2.089          2.258                --
                                                       2006      1.668          2.089                --
                                                       2005      1.517          1.668                --
                                                       2004      1.332          1.517                --
                                                       2003      1.000          1.332                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.305          2.458                --
                                                       2006      2.005          2.305             2,129
                                                       2005      1.911          2.005             2,135
                                                       2004      1.545          1.911             2,142
                                                       2003      1.000          1.545             2,149

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (9/00).............................................  2006      1.448          1.540                --
                                                       2005      1.358          1.448           359,702
                                                       2004      1.301          1.358           357,130
                                                       2003      1.000          1.301            29,659

  Travelers Convertible Securities Subaccount
  (5/98).............................................  2006      1.255          1.336                --
                                                       2005      1.276          1.255             9,376
                                                       2004      1.224          1.276             9,381
                                                       2003      1.000          1.224             4,520

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97).............................................  2006      1.722          1.878                --
                                                       2005      1.563          1.722                --
                                                       2004      1.369          1.563                --
                                                       2003      1.000          1.369                --

  Travelers Equity Income Subaccount (5/97)..........  2006      1.492          1.566                --
                                                       2005      1.457          1.492           787,517
                                                       2004      1.353          1.457           362,896
                                                       2003      1.000          1.353            54,268

  Travelers Federated High Yield Subaccount (5/97)...  2006      1.293          1.324                --
                                                       2005      1.286          1.293             4,098
                                                       2004      1.188          1.286             4,098
                                                       2003      1.000          1.188             1,761

  Travelers Federated Stock Subaccount (5/97)........  2006      1.456          1.506                --
                                                       2005      1.411          1.456                --
                                                       2004      1.302          1.411                --
                                                       2003      1.000          1.302                --

  Travelers Large Cap Subaccount (6/97)..............  2006      1.400          1.441                --
                                                       2005      1.314          1.400           632,954
                                                       2004      1.259          1.314           698,341
                                                       2003      1.000          1.259            34,870

  Travelers Mercury Large Cap Core Subaccount
  (5/98).............................................  2006      1.545          1.638                --
                                                       2005      1.407          1.545                --
                                                       2004      1.238          1.407                --
                                                       2003      1.000          1.238                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (4/98)..  2006      1.528          1.615                --
                                                       2005      1.513          1.528             3,535
                                                       2004      1.352          1.513                --
                                                       2003      1.000          1.352                --

  Travelers MFS(R) Total Return Subaccount (5/97)....  2006      1.294          1.334                --
                                                       2005      1.282          1.294         1,681,703
                                                       2004      1.173          1.282           842,454
                                                       2003      1.000          1.173            19,557

  Travelers MFS(R) Value Subaccount (5/00)...........  2006      1.357          1.464                --
                                                       2005      1.300          1.357                --
                                                       2004      1.166          1.300                --
                                                       2003      1.000          1.166                --

  Travelers Mondrian International Stock Subaccount
  (5/97).............................................  2006      1.609          1.846                --
                                                       2005      1.499          1.609                --
                                                       2004      1.321          1.499                --
                                                       2003      1.000          1.321                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453                --
                                                       2005      1.320          1.372                --
                                                       2004      1.212          1.320                --
                                                       2003      1.000          1.212                --

  Travelers Pioneer Strategic Income Subaccount
  (5/97).............................................  2006      1.278          1.289                --
                                                       2005      1.258          1.278                --
                                                       2004      1.157          1.258                --
                                                       2003      1.000          1.157                --

  Travelers Quality Bond Subaccount (5/97)...........  2006      1.054          1.043                --
                                                       2005      1.058          1.054            11,633
                                                       2004      1.045          1.058            11,640
                                                       2003      1.000          1.045             6,284

  Travelers Strategic Equity Subaccount (6/97).......  2006      1.422          1.482                --
                                                       2005      1.422          1.422             3,753
                                                       2004      1.316          1.422             3,753
                                                       2003      1.000          1.316             1,624

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.072          1.032                --
                                                       2005      1.048          1.072                --
                                                       2004      1.000          1.048                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)............................................  2007      1.778          1.702         3,689,447
                                                       2006      1.563          1.778         3,863,005
                                                       2005      1.532          1.563         4,003,379
                                                       2004      1.331          1.532         3,065,968
                                                       2003      1.000          1.331           309,664

  Van Kampen LIT Enterprise Subaccount (Class II)
  (12/00)............................................  2007      1.428          1.574            78,027
                                                       2006      1.364          1.428            79,963
                                                       2005      1.290          1.364           195,389
                                                       2004      1.268          1.290           173,995
                                                       2003      1.000          1.268                --




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Funds, Inc.-Mercury Global Allocation V.I. Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Funds, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Balanced Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Lord Abbett Series Fund, Inc.-Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Lord Abbett Series Fund, Inc.-Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Mercury Large-Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Value Portfolio merged into Met Investors Series Trust-MFS Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Fund ABD for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Fund ABD for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contra Fund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Forty Subaccount (Service Shares)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Value Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT Global High Yield Bond Subaccount (Class I)
LMPVIT Strategic Bond Subaccount (Class I)
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
Morgan Stanley Dividend Growth Subaccount (Class Y)
Morgan Stanley Equity Subaccount (Class Y)
Morgan Stanley S&P 500 Index Subaccount (Class Y)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MFS Total Return Subaccount (Class F)
MSF Neuberger Berman Mid Cap Value Subaccount (Class A)
MSF Oppenheimer Global Equity Subaccount (Class A)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A)
PIMCO VIT Total Return Subaccount (Administrative Class)
Putnam VT Discovery Growth Subaccount (Class IB)
UIF Core Plus Fixed Income Subaccount (Class II)
UIF Equity Growth Subaccount (Class I)
UIF Mid Cap Growth Subaccount (Class I)
UIF Small Company Growth Subaccount (Class II)
UIF Value Subaccount (Class I)
Van Kampen LIT Comstock Subaccount (Class I)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class I)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Government Subaccount (Class I)
Van Kampen LIT Government Subaccount (Class II)
Van Kampen LIT Growth and Income Subaccount (Class II)
Van Kampen LIT Growth and Income Subaccount (Class I)
Van Kampen LIT Strategic Growth Subaccount (Class I)
Van Kampen LIT Strategic Growth Subaccount (Class II)

                                   APPENDIX B

AIM V.I. Core EquitySubaccount (Series I)
Credit Suisse Trust Emerging Markets Subaccount
DWSI Growth & Income Subaccount (Class B)
DWSII International Select Equity Subaccount (Class B)
LMPVPI All Cap Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount(Class I)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Growth and Income Subaccount (Class I)
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)
UIF Emerging Markets Equity Subaccount (Class I)
UIF Global Value Equity Subaccount(Class I)
UIF U.S. Mid Cap Value Subaccount (Class I)

                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                  OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                              AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS     DREYFUS VIF
                              GLOBAL GROWTH       GROWTH       GROWTH-INCOME    APPRECIATION
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                (CLASS 2)        (CLASS 2)       (CLASS 2)    (INITIAL SHARES)
                              --------------  --------------  --------------  ----------------
ASSETS:
   Investments at fair value     $847,223        $990,744       $1,512,141       $6,726,638
                                 --------        --------       ----------       ----------
         Total Assets             847,223         990,744        1,512,141        6,726,638
                                 --------        --------       ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges                88             105              158              697
      Administrative fees              10              13               19               84
   Due to MetLife Insurance
      Company of Connecticut           --              --               --               --
                                 --------        --------       ----------       ----------
         Total Liabilities             98             118              177              781
                                 --------        --------       ----------       ----------
NET ASSETS                       $847,125        $990,626       $1,511,964       $6,725,857
                                 ========        ========       ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                  DREYFUS VIF        FIDELITY VIP    FIDELITY VIP DYNAMIC
                              DEVELOPING LEADERS      CONTRAFUND     CAPITAL APPRECIATION  FIDELITY VIP MID CAP
                                  SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                               (INITIAL SHARES)   (SERVICE CLASS 2)    (SERVICE CLASS 2)     (SERVICE CLASS 2)
                              ------------------  -----------------  --------------------  --------------------
ASSETS:
   Investments at fair value      $9,416,484         $31,239,636           $282,550             $24,695,921
                                  ----------         -----------           --------             -----------
         Total Assets              9,416,484          31,239,636            282,550              24,695,921
                                  ----------         -----------           --------             -----------
LIABILITIES:
   Other payables
      Insurance charges                  981               3,692                 30                   2,940
      Administrative fees                117                 387                  4                     308
   Due to MetLife Insurance
      Company of Connecticut              --                  --                 --                      --
                                  ----------         -----------           --------             -----------
         Total Liabilities             1,098               4,079                 34                   3,248
                                  ----------         -----------           --------             -----------
NET ASSETS                        $9,415,386         $31,235,557           $282,516             $24,692,673
                                  ==========         ===========           ========             ===========

   The accompanying notes are an integral part of these financial statements.

                               FTVIPT TEMPLETON
                                  DEVELOPING       FTVIPT TEMPLETON      JANUS ASPEN
                              MARKETS SECURITIES  FOREIGN SECURITIES        FORTY
                                  SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                   (CLASS 2)           (CLASS 2)      (SERVICE SHARES)
                              ------------------  ------------------  ----------------
ASSETS:
   Investments at fair value      $1,043,508           $620,091          $1,417,371
                                  ----------           --------          ----------
         Total Assets              1,043,508            620,091           1,417,371
                                  ----------           --------          ----------
LIABILITIES:
   Other payables
      Insurance charges                  115                 64                 172
      Administrative fees                 13                  8                  18
   Due to MetLife Insurance
      Company of Connecticut              --                 --                  --
                                  ----------           --------          ----------
         Total Liabilities               128                 72                 190
                                  ----------           --------          ----------
NET ASSETS                        $1,043,380           $620,019          $1,417,181
                                  ==========           ========          ==========


                                  JANUS ASPEN          JANUS ASPEN       JANUS ASPEN
                              GLOBAL LIFE SCIENCES  GLOBAL TECHNOLOGY    MID CAP VALUE
                                   SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                (SERVICE SHARES)     (SERVICE SHARES)  (SERVICE SHARES)
                              --------------------  -----------------  ----------------
ASSETS:
   Investments at fair value       $3,039,938           $3,055,722         $774,274
                                   ----------           ----------         --------
         Total Assets               3,039,938            3,055,722          774,274
                                   ----------           ----------         --------
LIABILITIES:
   Other payables
      Insurance charges                   314                  316               95
      Administrative fees                  38                   38                9
   Due to MetLife Insurance
      Company of Connecticut               --                   --               --
                                   ----------           ----------         --------
         Total Liabilities                352                  354              104
                                   ----------           ----------         --------
NET ASSETS                         $3,039,586           $3,055,368         $774,170
                                   ==========           ==========         ========

   The accompanying notes are an integral part of these financial statements.

                                 JANUS ASPEN          LMPVET          LMPVET        LMPVET
                              WORLDWIDE GROWTH  AGGRESSIVE GROWTH  APPRECIATION  EQUITY INDEX
                                 SUBACCOUNT         SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                              (SERVICE SHARES)      (CLASS I)        (CLASS I)    (CLASS II)
                              ----------------  -----------------  ------------  ------------
ASSETS:
   Investments at fair value     $6,138,134        $27,683,833      $18,626,994   $9,703,932
                                 ----------        -----------      -----------   ----------
         Total Assets             6,138,134         27,683,833       18,626,994    9,703,932
                                 ----------        -----------      -----------   ----------
LIABILITIES:
   Other payables
      Insurance charges                 652              3,006            1,924        1,012
      Administrative fees                77                346              231          120
   Due to MetLife Insurance
      Company of Connecticut             --                 --               --           --
                                 ----------        -----------      -----------   ----------
         Total Liabilities              729              3,352            2,155        1,132
                                 ----------        -----------      -----------   ----------
NET ASSETS                       $6,137,405        $27,680,481      $18,624,839   $9,702,800
                                 ==========        ===========      ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                                    LMPVET          LMPVET         LMPVET            LMPVET          LMPVET         LMPVIT
                              FUNDAMENTAL VALUE   INVESTORS   LARGE CAP GROWTH  SMALL CAP GROWTH     SOCIAL    ADJUSTABLE RATE
                                  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT        SUBACCOUNT      AWARENESS        INCOME
                                  (CLASS I)       (CLASS I)       (CLASS I)         (CLASS I)      SUBACCOUNT     SUBACCOUNT
                              -----------------  -----------  ----------------  ----------------  -----------  ---------------
ASSETS:
   Investments at fair value     $48,859,861     $19,233,464     $4,715,174        $5,145,115       $31,091        $105,937
                                 -----------     -----------     ----------        ----------       -------        --------
         Total Assets             48,859,861      19,233,464      4,715,174         5,145,115        31,091         105,937
                                 -----------     -----------     ----------        ----------       -------        --------
LIABILITIES:
   Other payables
      Insurance charges                5,160           2,019            537               693             3              13
      Administrative fees                609             238             58                64             1               1
   Due to MetLife Insurance
      Company of Connecticut              --              --             --                --            --              --
                                 -----------     -----------     ----------        ----------       -------        --------
         Total Liabilities             5,769           2,257            595               757             4              14
                                 -----------     -----------     ----------        ----------       -------        --------
NET ASSETS                       $48,854,092     $19,231,207     $4,714,579        $5,144,358       $31,087        $105,923
                                 ===========     ===========     ==========        ==========       =======        ========

   The accompanying notes are an integral part of these financial statements.

                                                                                           MIST
                                                  LMPVIT GLOBAL HIGH      LMPVIT       BATTERYMARCH
                              LMPVIT DIVERSIFIED      YIELD BOND      STRATEGIC BOND  MID-CAP STOCK
                               STRATEGIC INCOME       SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                  SUBACCOUNT          (CLASS I)         (CLASS I)       (CLASS A)
                              ------------------  ------------------  --------------  -------------
ASSETS:
   Investments at fair value      $6,802,421          $3,522,235        $7,559,526     $8,066,300
                                  ----------          ----------        ----------     ----------
         Total Assets              6,802,421           3,522,235         7,559,526      8,066,300
                                  ----------          ----------        ----------     ----------
LIABILITIES:
   Other payables
      Insurance charges                  698                 477               998            841
      Administrative fees                 84                  44                93            100
   Due to MetLife Insurance
      Company of Connecticut              --                  --                --             --
                                  ----------          ----------        ----------     ----------
         Total Liabilities               782                 521             1,091            941
                                  ----------          ----------        ----------     ----------
NET ASSETS                        $6,801,639          $3,521,714        $7,558,435     $8,065,359
                                  ==========          ==========        ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                                 MIST         MIST              MIST             MIST                            MIST
                              BLACKROCK     BLACKROCK     DREMAN SMALL-CAP  HARRIS OAKMARK       MIST     LEGG MASON PARTNERS
                              HIGH YIELD  LARGE-CAP CORE       VALUE        INTERNATIONAL    JANUS FORTY     MANAGED ASSETS
                              SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                              (CLASS A)     (CLASS E)        (CLASS A)        (CLASS A)       (CLASS A)        (CLASS A)
                              ----------  --------------  ----------------  --------------  ------------  -------------------
ASSETS:
   Investments at fair value  $9,884,533   $ 1,025,324        $260,179        $12,200,900    $35,130,424       $69,855
                              ----------   -----------        --------        -----------    -----------       -------
         Total Assets          9,884,533     1,025,324         260,179         12,200,900     35,130,424        69,855
                              ----------   -----------        --------        -----------    -----------       -------
LIABILITIES:
   Other payables
      Insurance charges              931           107              40              1,250          3,640             7
      Administrative fees            122            12               4                151            437             1
   Due to MetLife Insurance
      Company of Connecticut          --            --              --                 --             --            --
                              ----------   -----------        --------        -----------    -----------       -------
         Total Liabilities         1,053           119              44              1,401          4,077             8
                              ----------   -----------        --------        -----------    -----------       -------
NET ASSETS                    $9,883,480   $ 1,025,205        $260,135        $12,199,499    $35,126,347       $69,847
                              ==========   ===========        ========        ===========    ===========       =======

   The accompanying notes are an integral part of these financial statements.


                              MIST LORD ABBETT   MIST LORD ABBETT  MIST LORD ABBETT      MIST MET/AIM
                               BOND DEBENTURE   GROWTH AND INCOME    MID-CAP VALUE   CAPITAL APPRECIATION
                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                  (CLASS A)         (CLASS B)          (CLASS B)          (CLASS A)
                              ----------------  -----------------  ----------------  --------------------
ASSETS:
   Investments at fair value     $12,542,665        $7,340,337         $424,107           $2,912,972
                                 -----------        ----------         --------           ----------
         Total Assets             12,542,665         7,340,337          424,107            2,912,972
                                 -----------        ----------         --------           ----------
LIABILITIES:
   Other payables
      Insurance charges                1,291               641               44                  339
      Administrative fees                154                91                5                   36
   Due to MetLife Insurance
      Company of Connecticut              --                --               --                   --
                                 -----------        ----------         --------           ----------
         Total Liabilities             1,445               732               49                  375
                                 -----------        ----------         --------           ----------
NET ASSETS                       $12,541,220        $7,339,605         $424,058           $2,912,597
                                 ===========        ==========         ========           ==========

   The accompanying notes are an integral part of these financial statements.

                                   MIST MFS        MIST MFS                MIST NEUBERGER    MIST PIMCO
                              EMERGING MARKETS     RESEARCH     MIST MFS       BERMAN        INFLATION
                                   EQUITY       INTERNATIONAL     VALUE      REAL ESTATE   PROTECTED BOND  MIST PIONEER FUND
                                 SUBACCOUNT       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                 (CLASS A)        (CLASS B)    (CLASS A)      (CLASS A)       (CLASS A)         (CLASS A)
                              ----------------  -------------  ----------  --------------  --------------  -----------------
ASSETS:
   Investments at fair value     $10,255,348      $8,757,272    $514,687     $11,805,665      $389,222          $74,476
                                 -----------      ----------    --------     -----------      --------          -------
         Total Assets             10,255,348       8,757,272     514,687      11,805,665       389,222           74,476
                                 -----------      ----------    --------     -----------      --------          -------
LIABILITIES:
   Other payables
      Insurance charges                1,218           1,139          54           1,336            40                7
      Administrative fees                127             109           6             144             5                1
   Due to MetLife Insurance
      Company of Connecticut              --              --          --              --            --               --
                                 -----------      ----------    --------     -----------      --------          -------
         Total Liabilities             1,345           1,248          60           1,480            45                8
                                 -----------      ----------    --------     -----------      --------          -------
NET ASSETS                       $10,254,003      $8,756,024    $514,627     $11,804,185      $389,177          $74,468
                                 ===========      ==========    ========     ===========      ========          =======

   The accompanying notes are an integral part of these financial statements.

                                MIST PIONEER    MIST THIRD AVENUE    MSF BLACKROCK    MSF BLACKROCK
                              STRATEGIC INCOME   SMALL CAP VALUE   AGGRESSIVE GROWTH   BOND INCOME
                                 SUBACCOUNT        SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                  (CLASS A)         (CLASS B)          (CLASS D)        (CLASS A)
                              ----------------  -----------------  -----------------  -------------
ASSETS:
   Investments at fair value     $1,629,038         $1,644,970        $19,988,883      $26,628,945
                                 ----------         ----------        -----------      -----------
         Total Assets             1,629,038          1,644,970         19,988,883       26,628,945
                                 ----------         ----------        -----------      -----------
LIABILITIES:
   Other payables
      Insurance charges                 168                172              2,067            2,731
      Administrative fees                20                 21                248              327
   Due to MetLife Insurance
      Company of Connecticut             --                 --                 --               --
                                 ----------         ----------        -----------      -----------
         Total Liabilities              188                193              2,315            3,058
                                 ----------         ----------        -----------      -----------
NET ASSETS                       $1,628,850         $1,644,777        $19,986,568      $26,625,887
                                 ==========         ==========        ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                             MSF CAPITAL                                            MSF NEUBERGER
                              MSF BLACKROCK    GUARDIAN      MSF FI    MSF FI VALUE  MSF MFS TOTAL      BERMAN
                               MONEY MARKET  U.S. EQUITY   LARGE CAP     LEADERS         RETURN     MID CAP VALUE
                                SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                (CLASS A)     (CLASS A)    (CLASS A)    (CLASS D)      (CLASS F)      (CLASS A)
                              -------------  -----------  -----------  ------------  -------------  -------------
ASSETS:
   Investments at fair value   $25,084,189    $3,291,809  $32,593,089   $30,296,861   $68,762,014     $3,850,972
                               -----------    ----------  -----------   -----------   -----------     ----------
         Total Assets           25,084,189     3,291,809   32,593,089    30,296,861    68,762,014      3,850,972
                               -----------    ----------  -----------   -----------   -----------     ----------
LIABILITIES:
   Other payables
      Insurance charges              2,733           340        3,453         3,268         7,547            480
      Administrative fees              309            41          405           375           851             47
   Due to MetLife Insurance
      Company of Connecticut            --            --           --            --            --             --
                               -----------    ----------  -----------   -----------   -----------     ----------
         Total Liabilities           3,042           381        3,858         3,643         8,398            527
                               -----------    ----------  -----------   -----------   -----------     ----------
NET ASSETS                     $25,081,147    $3,291,428  $32,589,231   $30,293,218   $68,753,616     $3,850,445
                               ===========    ==========  ===========   ===========   ===========     ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                   MSF WESTERN ASSET
                              MSF OPPENHEIMER  MSF OPPENHEIMER  MSF T. ROWE PRICE      MANAGEMENT
                               GLOBAL EQUITY    GLOBAL EQUITY    LARGE CAP GROWTH   U.S. GOVERNMENT
                                 SUBACCOUNT       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                 (CLASS A)        (CLASS B)         (CLASS B)          (CLASS A)
                              ---------------  ---------------  -----------------  -----------------
ASSETS:
   Investments at fair value     $4,657,196      $10,216,929        $7,179,725          $49,741
                                 ----------      -----------        ----------          -------
         Total Assets             4,657,196       10,216,929         7,179,725           49,741
                                 ----------      -----------        ----------          -------
LIABILITIES:
   Other payables
      Insurance charges                 599            1,478               745                4
      Administrative fees                58              127                89                1
   Due to MetLife Insurance
      Company of Connecticut             --               --                --               --
                                 ----------      -----------        ----------          -------
         Total Liabilities              657            1,605               834                5
                                 ----------      -----------        ----------          -------
NET ASSETS                       $4,656,539      $10,215,324        $7,178,891          $49,736
                                 ==========      ===========        ==========          =======

   The accompanying notes are an integral part of these financial statements.

                              UIF CORE PLUS FIXED
                                     INCOME        UIF EQUITY GROWTH  UIF MID CAP GROWTH
                                   SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                   (CLASS II)          (CLASS I)           (CLASS I)
                              -------------------  -----------------  ------------------
ASSETS:
   Investments at fair value       $4,970,044          $2,218,139         $2,956,274
                                   ----------          ----------         ----------
         Total Assets               4,970,044           2,218,139          2,956,274
                                   ----------          ----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                   723                 286                391
      Administrative fees                  61                  27                 36
   Due to MetLife Insurance
      Company of Connecticut               --                  --                 --
                                   ----------          ----------         ----------
         Total Liabilities                784                 313                427
                                   ----------          ----------         ----------
NET ASSETS                         $4,969,260          $2,217,826         $2,955,847
                                   ==========          ==========         ==========

                              UIF SMALL COMPANY               MORGAN STANLEY
                                    GROWTH        UIF VALUE  DIVIDEND GROWTH
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                  (CLASS II)      (CLASS I)     (CLASS Y)
                              -----------------  ----------  ---------------
ASSETS:
   Investments at fair value      $1,652,565     $2,725,174      $719,683
                                  ----------     ----------      --------
         Total Assets              1,652,565      2,725,174       719,683
                                  ----------     ----------      --------
LIABILITIES:
   Other payables
      Insurance charges                  246            341           109
      Administrative fees                 21             34             9
   Due to MetLife Insurance
      Company of Connecticut             979             --            --
                                  ----------     ----------      --------
         Total Liabilities             1,246            375           118
                                  ----------     ----------      --------
NET ASSETS                        $1,651,319     $2,724,799      $719,565
                                  ==========     ==========      ========

   The accompanying notes are an integral part of these financial statements.

                              MORGAN STANLEY  MORGAN STANLEY S&P     PIMCO VIT TOTAL      PUTNAM VT DISCOVERY
                                  EQUITY           500 INDEX              RETURN                 GROWTH
                                SUBACCOUNT        SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                 (CLASS Y)         (CLASS Y)      (ADMINISTRATIVE CLASS)       (CLASS IB)
                              --------------  ------------------  ----------------------  -------------------
ASSETS:
   Investments at fair value     $303,655          $896,653             $18,675,562             $324,329
                                 --------          --------             -----------             --------
         Total Assets             303,655           896,653              18,675,562              324,329
                                 --------          --------             -----------             --------
LIABILITIES:
   Other payables
      Insurance charges                48               136                   1,924                   34
      Administrative fees               4                11                     230                    4
   Due to MetLife Insurance
      Company of Connecticut           --                --                      --                   --
                                 --------          --------             -----------             --------
         Total Liabilities             52               147                   2,154                   38
                                 --------          --------             -----------             --------
NET ASSETS                       $303,603          $896,506             $18,673,408             $324,291
                                 ========          ========             ===========             ========

   The accompanying notes are an integral part of these financial statements.

                              VAN KAMPEN LIT  VAN KAMPEN LIT  VAN KAMPEN LIT
                                 COMSTOCK        COMSTOCK       ENTERPRISE
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                 (CLASS I)      (CLASS II)       (CLASS I)
                              --------------  --------------  --------------
ASSETS:
   Investments at fair value     $349,347      $24,883,913       $376,574
                                 --------      -----------       --------
         Total Assets             349,347       24,883,913        376,574
                                 --------      -----------       --------
LIABILITIES:
   Other payables
      Insurance charges                36            3,231             39
      Administrative fees               5              309              5
   Due to MetLife Insurance
      Company of Connecticut           --               --             --
                                 --------      -----------       --------
         Total Liabilities             41            3,540             44
                                 --------      -----------       --------
NET ASSETS                       $349,306      $24,880,373       $376,530
                                 ========      ===========       ========


                              VAN KAMPEN LIT  VAN KAMPEN LIT  VAN KAMPEN LIT
                                ENTERPRISE      GOVERNMENT      GOVERNMENT
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                (CLASS II)       (CLASS I)      (CLASS II)
                              --------------  --------------  --------------
ASSETS:
   Investments at fair value     $848,842        $759,097       $5,940,311
                                 --------        --------       ----------
         Total Assets             848,842         759,097        5,940,311
                                 --------        --------       ----------
LIABILITIES:
   Other payables
      Insurance charges               105              78              698
      Administrative fees              10               9               73
   Due to MetLife Insurance
      Company of Connecticut           --              --               --
                                 --------        --------       ----------
         Total Liabilities            115              87              771
                                 --------        --------       ----------
NET ASSETS                       $848,727        $759,010       $5,939,540
                                 ========        ========       ==========

   The accompanying notes are an integral part of these financial statements.

                                VAN KAMPEN LIT     VAN KAMPEN LIT    VAN KAMPEN LIT    VAN KAMPEN LIT
                              GROWTH AND INCOME  GROWTH AND INCOME  STRATEGIC GROWTH  STRATEGIC GROWTH
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                  (CLASS I)          (CLASS II)         (CLASS I)         (CLASS II)
                              -----------------  -----------------  ----------------  ----------------
ASSETS:
   Investments at fair value       $880,344         $11,930,338         $525,248         $5,190,504
                                   --------         -----------         --------         ----------
         Total Assets               880,344          11,930,338          525,248          5,190,504
                                   --------         -----------         --------         ----------
LIABILITIES:
   Other payables
      Insurance charges                  91               1,553               54                693
      Administrative fees                11                 148                7                 64
   Due to MetLife Insurance
      Company of Connecticut             --                  --               --                 --
                                   --------         -----------         --------         ----------
         Total Liabilities              102               1,701               61                757
                                   --------         -----------         --------         ----------
NET ASSETS                         $880,242         $11,928,637         $525,187         $5,189,747
                                   ========         ===========         ========         ==========

   The accompanying notes are an integral part of these financial statements.

                     This page is intentionally left blank.

                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                   AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                                             AIM V.I. CORE EQUITY   GLOBAL GROWTH      GROWTH       GROWTH-INCOME
                                                  SUBACCOUNT         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                (SERIES I) (a)        (CLASS 2)       (CLASS 2)       (CLASS 2)
                                             --------------------  --------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                    $      --           $19,918        $  8,038        $ 23,209
                                                   ---------           -------        --------        --------
EXPENSES:
      Mortality and expense risk
         charges                                      15,665             8,440          13,829          19,617
      Administrative charges                           1,880             1,011           1,629           2,340
                                                   ---------           -------        --------        --------
         Total expenses                               17,545             9,451          15,458          21,957
                                                   ---------           -------        --------        --------
            Net investment income (loss)             (17,545)           10,467          (7,420)          1,252
                                                   ---------           -------        --------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --            26,199          82,971          47,970
      Realized gains (losses) on sale of
         investments                                 594,053            37,919          66,189          68,033
                                                   ---------           -------        --------        --------
            Net realized gains (losses)              594,053            64,118         149,160         116,003
                                                   ---------           -------        --------        --------
      Change in unrealized gains (losses)
         on investments                             (303,099)            4,182         (25,759)        (53,924)
                                                   ---------           -------        --------        --------
      Net increase (decrease) in net assets
         resulting from operations                 $ 273,409           $78,767        $115,981        $ 63,331
                                                   =========           =======        ========        ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                     DREYFUS VIF        DREYFUS VIF
                                             CREDIT SUISSE TRUST    APPRECIATION    DEVELOPING LEADERS
                                               EMERGING MARKETS      SUBACCOUNT         SUBACCOUNT
                                                SUBACCOUNT (a)    (INITIAL SHARES)   (INITIAL SHARES)
                                             -------------------  ----------------  ------------------
INVESTMENT INCOME:
      Dividends                                  $        --          $126,189          $    92,913
                                                 -----------          --------          -----------
EXPENSES:
      Mortality and expense risk
         charges                                      19,259            97,591              150,682
      Administrative charges                           2,311            11,698               18,003
                                                 -----------          --------          -----------
         Total expenses                               21,570           109,289              168,685
                                                 -----------          --------          -----------
            Net investment income (loss)             (21,570)           16,900              (75,772)
                                                 -----------          --------          -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --                --            1,624,449
      Realized gains (losses) on sale of
         investments                               1,846,073           405,802             (369,918)
                                                 -----------          --------          -----------
            Net realized gains (losses)            1,846,073           405,802            1,254,531
                                                 -----------          --------          -----------
      Change in unrealized gains (losses)
         on investments                           (1,604,585)           14,069           (2,636,752)
                                                 -----------          --------          -----------
      Net increase (decrease) in net assets
         resulting from operations               $   219,918          $436,771          $(1,457,993)
                                                 ===========          ========          ===========

                                              DWSI GROWTH &  DWSII INTERNATIONAL     FIDELITY VIP
                                                  INCOME        SELECT EQUITY         CONTRAFUND
                                                SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                              (CLASS B) (a)     (CLASS B) (a)     (SERVICE CLASS 2)
                                              -------------  -------------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $   5,926        $   103,836         $   223,183
                                                ---------        -----------         -----------
EXPENSES:
      Mortality and expense risk
         charges                                    3,946             25,937             439,790
      Administrative charges                          319              2,114              46,250
                                                ---------        -----------         -----------
         Total expenses                             4,265             28,051             486,040
                                                ---------        -----------         -----------
            Net investment income (loss)            1,661             75,785            (262,857)
                                                ---------        -----------         -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   9,292            417,089           7,632,663
      Realized gains (losses) on sale of
         investments                              143,675          1,144,597           1,121,948
                                                ---------        -----------         -----------
            Net realized gains (losses)           152,967          1,561,686           8,754,611
                                                ---------        -----------         -----------
      Change in unrealized gains (losses)
         on investments                          (136,108)        (1,252,119)         (4,070,546)
                                                ---------        -----------         -----------
      Net increase (decrease) in net assets
         resulting from operations              $  18,520        $   385,352         $ 4,421,208
                                                =========        ===========         ===========

   The accompanying notes are an integral part of these financial statements.

                                                                                       FTVIPT TEMPLETON
                                             FIDELITY VIP DYNAMIC     FIDELITY VIP    DEVELOPING MARKETS   FTVIPT TEMPLETON
                                             CAPITAL APPRECIATION        MID CAP          SECURITIES      FOREIGN SECURITIES
                                                  SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                               (SERVICE CLASS 2)   (SERVICE CLASS 2)       (CLASS 2)           (CLASS 2)
                                             --------------------  -----------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends                                   $    344             $  126,408          $ 20,354             $ 7,984
                                                  --------             ----------          --------             -------
EXPENSES:
      Mortality and expense risk
         charges                                     4,462                371,083            11,417               6,038
      Administrative charges                           519                 38,948             1,295                 712
                                                  --------             ----------          --------             -------
         Total expenses                              4,981                410,031            12,712               6,750
                                                  --------             ----------          --------             -------
            Net investment income (loss)            (4,637)              (283,623)            7,642               1,234
                                                  --------             ----------          --------             -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   34,015              2,402,075            69,940              18,211
      Realized gains (losses) on sale of
         investments                                54,658              1,187,114            73,851              31,296
                                                  --------             ----------          --------             -------
            Net realized gains (losses)             88,673              3,589,189           143,791              49,507
                                                  --------             ----------          --------             -------
      Change in unrealized gains (losses)
         on investments                            (59,405)               (12,672)           53,904               5,943
                                                  --------             ----------          --------             -------
      Net increase (decrease) in net assets
         resulting from operations                $ 24,631             $3,292,894          $205,337             $56,684
                                                  ========             ==========          ========             =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  JANUS ASPEN         JANUS ASPEN      JANUS ASPEN GLOBAL     JANUS ASPEN
                                                     FORTY       GLOBAL LIFE SCIENCES      TECHNOLOGY        MID CAP VALUE
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                               (SERVICE SHARES)    (SERVICE SHARES)     (SERVICE SHARES)   (SERVICE SHARES)
                                               ----------------  --------------------  ------------------  ----------------
INVESTMENT INCOME:
      Dividends                                    $  2,183            $     --             $  9,756            $10,276
                                                   --------            --------             --------            -------
EXPENSES:
      Mortality and expense risk
         Charges                                     18,273              38,152               37,976             12,219
      Administrative charges                          1,867               4,565                4,538              1,222
                                                   --------            --------             --------            -------
         Total expenses                              20,140              42,717               42,514             13,441
                                                   --------            --------             --------            -------
            Net investment income (loss)            (17,957)            (42,717)             (32,758)            (3,165)
                                                   --------            --------             --------            -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                  --                   --             39,688
      Realized gains (losses) on sale of
         investments                                 83,143             228,039              115,553             17,814
                                                   --------            --------             --------            -------
            Net realized gains (losses)              83,143             228,039              115,553             57,502
                                                   --------            --------             --------            -------
      Change in unrealized gains (losses)
         on investments                             303,193             359,261              464,878            (12,441)
                                                   --------            --------             --------            -------
      Net increase (decrease) in net assets
         resulting from operations                 $368,379            $544,583             $547,673            $41,896
                                                   ========            ========             ========            =======
                                                  JANUS ASPEN          LMPVET
                                               WORLDWIDE GROWTH  AGGRESSIVE GROWTH
                                                  SUBACCOUNT         SUBACCOUNT
                                               (SERVICE SHARES)      (CLASS I)
                                               ----------------  -----------------
INVESTMENT INCOME:
      Dividends                                    $ 38,988       $        --
                                                   --------       -----------
EXPENSES:
      Mortality and expense risk
         Charges                                     90,636           382,956
      Administrative charges                         10,655            44,591
                                                   --------       -----------
         Total expenses                             101,291           427,547
                                                   --------       -----------
            Net investment income (loss)            (62,303)         (427,547)
                                                   --------       -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --           160,332
      Realized gains (losses) on sale of
         investments                                602,920         1,364,217
                                                   --------       -----------
            Net realized gains (losses)             602,920         1,524,549
                                                   --------       -----------
      Change in unrealized gains (losses)
         on investments                              25,186        (1,138,013)
                                                   --------       -----------
      Net increase (decrease) in net assets
         resulting from operations                 $565,803       $   (41,011)
                                                   ========       ===========

   The accompanying notes are an integral part of these financial statements.

                                                LMPVET        LMPVET          LMPVET           LMPVET
                                             APPRECIATION  EQUITY INDEX  FUNDAMENTAL VALUE   INVESTORS
                                              SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                               (CLASS I)    (CLASS II)       (CLASS I)       (CLASS I)
                                             ------------  ------------  -----------------  -----------
INVESTMENT INCOME:
      Dividends                              $   199,506    $  157,935      $   615,943     $   246,443
                                             -----------    ----------      -----------     -----------
EXPENSES:
      Mortality and expense risk
         charges                                 253,267       153,801          607,517         273,663
      Administrative charges                      30,392        18,325           71,966          32,209
                                             -----------    ----------      -----------     -----------
         Total expenses                          283,659       172,126          679,483         305,872
                                             -----------    ----------      -----------     -----------
            Net investment income (loss)         (84,153)      (14,191)         (63,540)        (59,429)
                                             -----------    ----------      -----------     -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              1,551,395       460,518        2,413,242         529,711
      Realized gains (losses) on sale of
         investments                           1,021,698       882,656          920,231       1,154,862
                                             -----------    ----------      -----------     -----------
            Net realized gains (losses)        2,573,093     1,343,174        3,333,473       1,684,573
                                             -----------    ----------      -----------     -----------
      Change in unrealized gains (losses)
         on investments                       (1,132,212)     (857,194)      (4,258,780)     (1,049,576)
                                             -----------    ----------      -----------     -----------
      Net increase (decrease) in net assets
         resulting from operations           $ 1,356,728    $  471,789      $  (988,847)    $   575,568
                                             ===========    ==========      ===========     ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             LMPVET LARGE CAP  LMPVET SMALL CAP    LMPVET
                                                  GROWTH            GROWTH         SOCIAL
                                                SUBACCOUNT        SUBACCOUNT     AWARENESS
                                                (CLASS I)         (CLASS I)      SUBACCOUNT
                                             ----------------  ----------------  ----------
INVESTMENT INCOME:
      Dividends                                  $  2,003          $     --       $   415
                                                 --------          --------       -------
EXPENSES:
      Mortality and expense risk
         charges                                   61,265            86,118           106
      Administrative charges                        6,859             7,936            13
                                                 --------          --------       -------
         Total expenses                            68,124            94,054           119
                                                 --------          --------       -------
            Net investment income (loss)          (66,121)          (94,054)          296
                                                 --------          --------       -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --           363,382         4,812
      Realized gains (losses) on sale of
         investments                              104,810           126,221             5
                                                 --------          --------       -------
            Net realized gains (losses)           104,810           489,603         4,817
                                                 --------          --------       -------
      Change in unrealized gains (losses)
         on investments                            93,474            17,791        (4,341)
                                                 --------          --------       -------
      Net increase (decrease) in net assets
         resulting from operations               $132,163          $413,340       $   772
                                                 ========          ========       =======

                                                 LMPVPI     LMPVPII GROWTH  LMPVPI LARGE CAP
                                                ALL CAP       AND INCOME         GROWTH
                                               SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                             (CLASS I) (a)  (CLASS I) (a)     (CLASS I) (a)
                                             -------------  --------------  ----------------
INVESTMENT INCOME:
      Dividends                               $    64,249      $     8         $      --
                                              -----------      -------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                   91,610          114             6,603
      Administrative charges                       10,545           14               561
                                              -----------      -------         ---------
         Total expenses                           102,155          128             7,164
                                              -----------      -------         ---------
            Net investment income (loss)          (37,906)        (120)           (7,164)
                                              -----------      -------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               1,113,848          558                --
      Realized gains (losses) on sale of
         investments                            5,844,498        6,336           196,987
                                              -----------      -------         ---------
            Net realized gains (losses)         6,958,346        6,894           196,987
                                              -----------      -------         ---------
      Change in unrealized gains (losses)
         on investments                        (5,844,318)      (6,445)         (144,551)
                                              -----------      -------         ---------
      Net increase (decrease) in net assets
         resulting from operations            $ 1,076,122      $   329         $  45,272
                                              ===========      =======         =========

   The accompanying notes are an integral part of these financial statements.

                                             LMPVPII AGGRESSIVE                                          LMPVIT GLOBAL
                                                   GROWTH        LMPVIT ADJUSTABLE  LMPVIT DIVERSIFIED  HIGH YIELD BOND
                                                 SUBACCOUNT         RATE INCOME      STRATEGIC INCOME      SUBACCOUNT
                                                (CLASS I) (a)        SUBACCOUNT         SUBACCOUNT         (CLASS I)
                                             ------------------  -----------------  ------------------  ---------------
INVESTMENT INCOME:
      Dividends                                  $      --            $ 5,118           $ 363,546          $ 261,256
                                                 ---------            -------           ---------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                    16,851              2,163              93,617             61,720
      Administrative charges                         1,380                217              11,234              5,627
                                                 ---------            -------           ---------          ---------
         Total expenses                             18,231              2,380             104,851             67,347
                                                 ---------            -------           ---------          ---------
            Net investment income (loss)           (18,231)             2,738             258,695            193,909
                                                 ---------            -------           ---------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    7,387                 --                  --             17,034
      Realized gains (losses) on sale of
         investments                               732,204               (104)           (102,523)            26,047
                                                 ---------            -------           ---------          ---------
            Net realized gains (losses)            739,591               (104)           (102,523)            43,081
                                                 ---------            -------           ---------          ---------
      Change in unrealized gains (losses)
         on investments                           (623,449)            (2,390)           (112,015)          (302,593)
                                                 ---------            -------           ---------          ---------
      Net increase (decrease) in net assets
         resulting from operations               $  97,911            $   244           $  44,157          $ (65,603)
                                                 =========            =======           =========          =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             LMPVIT STRATEGIC     LORD ABBETT       LORD ABBETT
                                                   BOND        GROWTH AND INCOME   MID-CAP VALUE
                                                SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                                (CLASS I)        (CLASS VC) (a)   (CLASS VC) (a)
                                             ----------------  -----------------  --------------
INVESTMENT INCOME:
      Dividends                                  $ 370,666         $     --          $     --
                                                 ---------         --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                   127,060              835             1,451
      Administrative charges                        11,881              100               173
                                                 ---------         --------          --------
         Total expenses                            138,941              935             1,624
                                                 ---------         --------          --------
            Net investment income (loss)           231,725             (935)           (1,624)
                                                 ---------         --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --               --                --
      Realized gains (losses) on sale of
         investments                               (26,371)          28,755            49,777
                                                 ---------         --------          --------
            Net realized gains (losses)            (26,371)          28,755            49,777
                                                 ---------         --------          --------
      Change in unrealized gains (losses)
         on investments                           (186,720)         (19,571)          (12,523)
                                                 ---------         --------          --------
      Net increase (decrease) in net assets
         resulting from operations               $  18,634         $  8,249          $ 35,630
                                                 =========         ========          ========

                                             MIST BATTERYMARCH  MIST BLACKROCK  MIST BLACKROCK
                                               MID-CAP STOCK      HIGH YIELD    LARGE-CAP CORE
                                                 SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                 (CLASS A)         (CLASS A)     (CLASS E) (b)
                                             -----------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                 $   32,132        $1,165,935       $     --
                                                ----------        ----------       --------
EXPENSES:
      Mortality and expense risk
         charges                                   127,982           128,897          9,962
      Administrative charges                        15,265            16,380          1,188
                                                ----------        ----------       --------
         Total expenses                            143,247           145,277         11,150
                                                ----------        ----------       --------
            Net investment income (loss)          (111,115)        1,020,658        (11,150)
                                                ----------        ----------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                1,281,168                --             --
      Realized gains (losses) on sale of
         investments                              (228,866)           20,263         (1,947)
                                                ----------        ----------       --------
            Net realized gains (losses)          1,052,302            20,263         (1,947)
                                                ----------        ----------       --------
      Change in unrealized gains (losses)
         on investments                           (466,271)         (868,853)        10,061
                                                ----------        ----------       --------
      Net increase (decrease) in net assets
         resulting from operations              $  474,916        $  172,068       $ (3,036)
                                                ==========        ==========       ========

   The accompanying notes are an integral part of these financial statements.

                                             MIST BLACKROCK    MIST DREMAN    MIST HARRIS OAKMARK  MIST JANUS
                                             LARGE-CAP CORE  SMALL-CAP VALUE     INTERNATIONAL        FORTY
                                               SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                              (CLASS A) (a)     (CLASS A)          (CLASS A)       (CLASS A)
                                             --------------  ---------------  -------------------  ----------
INVESTMENT INCOME:
      Dividends                                  $  9,099         $    --          $   142,435     $   62,513
                                                 --------         -------          -----------     ----------
EXPENSES:
      Mortality and expense risk
         charges                                    5,507           4,877              185,236        435,385
      Administrative charges                          658             393               22,563         52,199
                                                 --------         -------          -----------     ----------
         Total expenses                             6,165           5,270              207,799        487,584
                                                 --------         -------          -----------     ----------
            Net investment income (loss)            2,934          (5,270)             (65,364)      (425,071)
                                                 --------         -------          -----------     ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  79,272           1,312            1,222,152      6,011,188
      Realized gains (losses) on sale of
         investments                               73,638             854              276,825        149,289
                                                 --------         -------          -----------     ----------
            Net realized gains (losses)           152,910           2,166            1,498,977      6,160,477
                                                 --------         -------          -----------     ----------
      Change in unrealized gains (losses)
         on investments                           (91,627)         (5,465)          (1,661,085)     2,951,382
                                                 --------         -------          -----------     ----------
      Net increase (decrease) in net assets
         resulting from operations               $ 64,217         $(8,569)         $  (227,472)    $8,686,788
                                                 ========         =======          ===========     ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MIST LEGG MASON
                                                PARTNERS      MIST LORD ABBETT   MIST LORD ABBETT  MIST LORD ABBETT
                                             MANAGED ASSETS    BOND DEBENTURE   GROWTH AND INCOME   MID-CAP VALUE
                                                SUBACCOUNT       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                (CLASS A)        (CLASS A)          (CLASS B)         (CLASS B)
                                             ---------------  ----------------  -----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  6,328          $680,243          $  65,062         $    316
                                                 --------          --------          ---------         --------
EXPENSES:
      Mortality and expense risk
         charges                                    2,223           158,622             80,971            4,109
      Administrative charges                          267            18,995             11,694              491
                                                 --------          --------          ---------         --------
         Total expenses                             2,490           177,617             92,665            4,600
                                                 --------          --------          ---------         --------
            Net investment income (loss)            3,838           502,626            (27,603)          (4,284)
                                                 --------          --------          ---------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  22,246            15,688            334,314            6,669
      Realized gains (losses) on sale of
         investments                                1,511            94,010            128,109              234
                                                 --------          --------          ---------         --------
            Net realized gains (losses)            23,757           109,698            462,423            6,903
                                                 --------          --------          ---------         --------
      Change in unrealized gains (losses)
         on investments                           (17,267)           36,099           (257,866)         (48,084)
                                                 --------          --------          ---------         --------
      Net increase (decrease) in net assets
         resulting from operations               $ 10,328          $648,423          $ 176,954         $(45,465)
                                                 ========          ========          =========         ========

                                                 MIST MET/AIM      MIST MFS EMERGING
                                             CAPITAL APPRECIATION    MARKETS EQUITY
                                                  SUBACCOUNT           SUBACCOUNT
                                                   (CLASS A)         (CLASS A) (b)
                                             --------------------  -----------------
INVESTMENT INCOME:
      Dividends                                    $  2,735            $       --
                                                   --------            ----------
EXPENSES:
      Mortality and expense risk
         charges                                     42,227                93,219
      Administrative charges                          4,507                 9,717
                                                   --------            ----------
         Total expenses                              46,734               102,936
                                                   --------            ----------
            Net investment income (loss)            (43,999)             (102,936)
                                                   --------            ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     7,509                    --
      Realized gains (losses) on sale of
         investments                                (23,967)              192,143
                                                   --------            ----------
            Net realized gains (losses)             (16,458)              192,143
                                                   --------            ----------
      Change in unrealized gains (losses)
         on investments                             349,808             2,014,078
                                                   --------            ----------
      Net increase (decrease) in net assets
         resulting from operations                 $289,351            $2,103,285
                                                   ========            ==========

   The accompanying notes are an integral part of these financial statements.

                                                     MIST MFS                                       MIST PIMCO
                                                     RESEARCH      MIST MFS     MIST NEUBERGER      INFLATION
                                                   INTERNATIONAL    VALUE     BERMAN REAL ESTATE  PROTECTED BOND
                                                    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                                   (CLASS B) (b)  (CLASS A)        (CLASS A)      (CLASS A) (b)
                                                   -------------  ----------  ------------------  --------------
INVESTMENT INCOME:
      Dividends                                     $      --      $     3        $   173,217         $    --
                                                    ---------      -------        -----------         -------
EXPENSES:
      Mortality and expense risk
         charges                                       95,112        5,873            210,743           3,314
      Administrative charges                            9,123          701             22,843             390
                                                    ---------      -------        -----------         -------
         Total expenses                               104,235        6,574            233,586           3,704
                                                    ---------      -------        -----------         -------
            Net investment income (loss)             (104,235)      (6,571)           (60,369)         (3,704)
                                                    ---------      -------        -----------         -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --        8,068          1,388,038              --
      Realized gains (losses) on sale of
         investments                                   35,902       11,127             36,383             201
                                                    ---------      -------        -----------         -------
            Net realized gains (losses)                35,902       19,195          1,424,421             201
                                                    ---------      -------        -----------         -------
      Change in unrealized gains (losses)
         on investments                               443,571       12,810         (3,870,945)         27,066
                                                    ---------      -------        -----------         -------
      Net increase (decrease) in net assets
         resulting from operations                  $ 375,238      $25,434        $(2,506,893)        $23,563
                                                    =========      =======        ===========         =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                        MIST PIONEER    MIST THIRD AVENUE
                                                   MIST PIONEER FUND  STRATEGIC INCOME   SMALL CAP VALUE
                                                       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                       (CLASS A)         (CLASS A)          (CLASS B)
                                                   -----------------  ----------------  -----------------
INVESTMENT INCOME:
      Dividends                                          $  701           $ 14,209          $   4,394
                                                         ------           --------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                            937             23,784             19,537
      Administrative charges                                113              2,841              2,316
                                                         ------           --------          ---------
         Total expenses                                   1,050             26,625             21,853
                                                         ------           --------          ---------
            Net investment income (loss)                   (349)           (12,416)           (17,459)
                                                         ------           --------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                            --                 --             28,858
      Realized gains (losses) on sale of
         investments                                      2,493             13,494            (21,456)
                                                         ------           --------          ---------
            Net realized gains (losses)                   2,493             13,494              7,402
                                                         ------           --------          ---------
      Change in unrealized gains (losses)
         on investments                                     370             87,711           (171,711)
                                                         ------           --------          ---------
      Net increase (decrease) in net assets
         resulting from operations                       $2,514           $ 88,789          $(181,768)
                                                         ======           ========          =========

                                                     MSF BLACKROCK    MSF BLACKROCK BOND  MSF BLACKROCK
                                                   AGGRESSIVE GROWTH        INCOME         MONEY MARKET
                                                       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                       (CLASS D)          (CLASS A)         (CLASS A)
                                                   -----------------  ------------------  -------------
INVESTMENT INCOME:
      Dividends                                        $       --         $  946,757       $1,051,268
                                                       ----------         ----------       ----------
EXPENSES:
      Mortality and expense risk
         charges                                          265,448            354,438          280,518
      Administrative charges                               31,827             42,481           31,896
                                                       ----------         ----------       ----------
         Total expenses                                   297,275            396,919          312,414
                                                       ----------         ----------       ----------
            Net investment income (loss)                 (297,275)           549,838          738,854
                                                       ----------         ----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                              --                 --               --
      Realized gains (losses) on sale of
         investments                                      503,881            263,528               --
                                                       ----------         ----------       ----------
            Net realized gains (losses)                   503,881            263,528               --
                                                       ----------         ----------       ----------
      Change in unrealized gains (losses)
         on investments                                 3,441,257            486,066               --
                                                       ----------         ----------       ----------
      Net increase (decrease) in net assets
         resulting from operations                     $3,647,863         $1,299,432       $  738,854
                                                       ==========         ==========       ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  MSF CAPITAL         MSF FI       MSF FI      MSF MFS TOTAL
                                             GUARDIAN U.S. EQUITY   LARGE CAP   VALUE LEADERS      RETURN
                                                  SUBACCOUNT        SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                                                 (CLASS A) (b)      (CLASS A)     (CLASS D)      (CLASS F)
                                             --------------------  -----------  -------------  -------------
INVESTMENT INCOME:
      Dividends                                    $      --       $    63,329   $   290,786    $ 1,533,888
                                                   ---------       -----------   -----------    -----------
EXPENSES:
      Mortality and expense risk
         charges                                      32,576           486,815       443,171      1,010,526
      Administrative charges                           3,909            57,212        51,010        114,517
                                                   ---------       -----------   -----------    -----------
         Total expenses                               36,485           544,027       494,181      1,125,043
                                                   ---------       -----------   -----------    -----------
            Net investment income (loss)             (36,485)         (480,698)     (203,395)       408,845
                                                   ---------       -----------   -----------    -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --         2,626,893     3,148,159      2,588,040
      Realized gains (losses) on sale of
         investments                                  (5,242)           82,877       148,602      1,004,133
                                                   ---------       -----------   -----------    -----------
            Net realized gains (losses)               (5,242)        2,709,770     3,296,761      3,592,173
                                                   ---------       -----------   -----------    -----------
      Change in unrealized gains (losses)
         on investments                             (183,419)       (1,206,947)   (2,045,980)    (1,859,719)
                                                   ---------       -----------   -----------    -----------
      Net increase (decrease) in net assets
         resulting from operations                 $(225,146)      $ 1,022,125   $ 1,047,386    $ 2,141,299
                                                   =========       ===========   ===========    ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MSF NEUBERGER
                                             BERMAN MID CAP  MSF OPPENHEIMER  MSF OPPENHEIMER
                                                 VALUE        GLOBAL EQUITY    GLOBAL EQUITY
                                               SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                             (CLASS A) (b)    (CLASS A) (b)      (CLASS B)
                                             --------------  ---------------  ---------------
INVESTMENT INCOME:
      Dividends                                $      --         $     --        $  92,331
                                               ---------         --------        ---------
EXPENSES:
      Mortality and expense risk
         charges                                  43,879           52,595          183,017
      Administrative charges                       4,369            5,071           15,719
                                               ---------         --------        ---------
         Total expenses                           48,248           57,666          198,736
                                               ---------         --------        ---------
            Net investment income (loss)         (48,248)         (57,666)        (106,405)
                                               ---------         --------        ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --               --          153,092
      Realized gains (losses) on sale of
         investments                             (26,984)           4,101           98,433
                                               ---------         --------        ---------
            Net realized gains (losses)          (26,984)           4,101          251,525
                                               ---------         --------        ---------
      Change in unrealized gains (losses)
         on investments                         (245,952)         (16,961)         286,547
                                               ---------         --------        ---------
      Net increase (decrease) in net assets
         resulting from operations             $(321,184)        $(70,526)       $ 431,667
                                               =========         ========        =========

                                                                MSF WESTERN ASSET  MSF WESTERN ASSET
                                             MSF T. ROWE PRICE      MANAGEMENT      MANAGEMENT U.S.
                                              LARGE CAP GROWTH   HIGH YIELD BOND       GOVERNMENT
                                                 SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                 (CLASS B)        (CLASS A) (a)        (CLASS A)
                                             -----------------   ---------------    ---------------
INVESTMENT INCOME:
      Dividends                                   $ 15,373           $ 9,785            $ 2,760
                                                  --------           -------            -------
EXPENSES:
      Mortality and expense risk
         charges                                    97,747               402                965
      Administrative charges                        11,691                48                132
                                                  --------           -------            -------
         Total expenses                            109,438               450              1,097
                                                  --------           -------            -------
            Net investment income (loss)           (94,065)            9,335              1,663
                                                  --------           -------            -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   70,916               839                 --
      Realized gains (losses) on sale of
         investments                               190,378               845              2,352
                                                  --------           -------            -------
            Net realized gains (losses)            261,294             1,684              2,352
                                                  --------           -------            -------
      Change in unrealized gains (losses)
         on investments                            402,738            (7,201)            (1,779)
                                                  --------           -------            -------
      Net increase (decrease) in net assets
         resulting from operations                $569,967           $ 3,818            $ 2,236
                                                  ========           =======            =======

   The accompanying notes are an integral part of these financial statements.

                                              UIF EMERGING    UIF GLOBAL    UIF CORE PLUS  UIF EQUITY
                                             MARKETS EQUITY  VALUE EQUITY   FIXED INCOME     GROWTH
                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                              (CLASS I) (a)  (CLASS I) (a)   (CLASS II)     (CLASS I)
                                             --------------  -------------  -------------  ----------
INVESTMENT INCOME:
      Dividends                               $       --      $        --      $176,894     $     --
                                              -----------     -----------      --------     --------
EXPENSES:
      Mortality and expense risk
         charges                                   20,467          25,358        87,274       33,811
      Administrative charges                        1,846           2,450         7,360        3,286
                                              -----------     -----------      --------     --------
         Total expenses                            22,313          27,808        94,634       37,097
                                              -----------     -----------      --------     --------
            Net investment income (loss)          (22,313)        (27,808)       82,260      (37,097)
                                              -----------     -----------      --------     --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --              --            --           --
      Realized gains (losses) on sale of
         investments                            2,032,452       1,521,431        (2,034)     118,062
                                              -----------     -----------      --------     --------
            Net realized gains (losses)         2,032,452       1,521,431        (2,034)     118,062
                                              -----------     -----------      --------     --------
      Change in unrealized gains (losses)
         on investments                        (1,744,666)     (1,160,849)       76,374      301,207
                                              -----------     -----------      --------     --------
      Net increase (decrease) in net assets
         resulting from operations            $   265,473     $   332,774      $156,600     $382,172
                                              ===========     ===========      ========     ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                 UIF SMALL COMPANY  UIF U.S. MID CAP
                                             UIF MID CAP GROWTH       GROWTH              VALUE
                                                 SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                  (CLASS I)         (CLASS II)        (CLASS I) (a)
                                             ------------------  -----------------  ----------------
INVESTMENT INCOME:
      Dividends                                   $     --           $      --        $        --
                                                  --------           ---------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                    41,989              31,447             21,948
      Administrative charges                         3,978               2,609              2,208
                                                  --------           ---------        -----------
         Total expenses                             45,967              34,056             24,156
                                                  --------           ---------        -----------
            Net investment income (loss)           (45,967)            (34,056)           (24,156)
                                                  --------           ---------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  126,362             150,130                 --
      Realized gains (losses) on sale of
         investments                                70,924              27,834          1,470,778
                                                  --------           ---------        -----------
            Net realized gains (losses)            197,286             177,964          1,470,778
                                                  --------           ---------        -----------
      Change in unrealized gains (losses)
         on investments                            327,166            (127,297)        (1,144,959)
                                                  --------           ---------        -----------
      Net increase (decrease) in net assets
         resulting from operations                $478,485           $  16,611        $   301,663
                                                  ========           =========        ===========

                                                 UIF     MORGAN STANLEY   MORGAN STANLEY
                                                VALUE    DIVIDEND GROWTH      EQUITY
                                             SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                              (CLASS I)     (CLASS Y)        (CLASS Y)
                                             ----------  ---------------  --------------
INVESTMENT INCOME:
      Dividends                               $  57,858      $  7,187       $   337
                                              ---------      --------       -------
EXPENSES:
      Mortality and expense risk
         charges                                 47,323        12,933         4,444
      Administrative charges                      4,670         1,057           347
                                              ---------      --------       -------
         Total expenses                          51,993        13,990         4,791
                                              ---------      --------       -------
            Net investment income (loss)          5,865        (6,803)       (4,454)
                                              ---------      --------       -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               219,676            --            --
      Realized gains (losses) on sale of
         investments                             57,075         6,920        23,228
                                              ---------      --------       -------
            Net realized gains (losses)         276,751         6,920        23,228
                                              ---------      --------       -------
      Change in unrealized gains (losses)
         on investments                        (402,159)       10,686        11,915
                                              ---------      --------       -------
      Net increase (decrease) in net assets
         resulting from operations            $(119,543)     $ 10,803       $30,689
                                              =========      ========       =======

   The accompanying notes are an integral part of these financial statements.

                                             MORGAN STANLEY S&P          PIMCO VIT
                                                  500 INDEX             REAL RETURN
                                                 SUBACCOUNT              SUBACCOUNT
                                                  (CLASS Y)      (ADMINISTRATIVE CLASS) (a)
                                             ------------------  --------------------------
INVESTMENT INCOME:
      Dividends                                   $ 14,634                $  6,044
                                                  --------                --------
EXPENSES:
      Mortality and expense risk
         charges                                    17,998                   1,634
      Administrative charges                         1,492                     192
                                                  --------                --------
         Total expenses                             19,490                   1,826
                                                  --------                --------
            Net investment income (loss)            (4,856)                  4,218
                                                  --------                --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                      --
      Realized gains (losses) on sale of
         investments                                77,167                 (20,091)
                                                  --------                --------
            Net realized gains (losses)             77,167                 (20,091)
                                                  --------                --------
      Change in unrealized gains (losses)
         on investments                            (53,900)                 23,959
                                                  --------                --------
      Net increase (decrease) in net assets
         resulting from operations                $ 18,411                $  8,086
                                                  ========                ========

                                                    PIMCO VIT        PUTNAM VT DISCOVERY
                                                  TOTAL RETURN              GROWTH
                                                   SUBACCOUNT             SUBACCOUNT
                                             (ADMINISTRATIVE CLASS)       (CLASS IB)
                                             ----------------------  -------------------
INVESTMENT INCOME:
      Dividends                                    $  868,846             $     --
                                                   ----------             --------
EXPENSES:
      Mortality and expense risk
         charges                                      227,511                3,384
      Administrative charges                           27,153                  406
                                                   ----------             --------
         Total expenses                               254,664                3,790
                                                   ----------             --------
            Net investment income (loss)              614,182               (3,790)
                                                   ----------             --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --               22,300
      Realized gains (losses) on sale of
         investments                                  (31,861)              16,323
                                                   ----------             --------
            Net realized gains (losses)               (31,861)              38,623
                                                   ----------             --------
      Change in unrealized gains (losses)
         on investments                               668,322              (15,394)
                                                   ----------             --------
      Net increase (decrease) in net assets
         resulting from operations                 $1,250,643             $ 19,439
                                                   ==========             ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  PUTNAM VT        PUTNAM VT SMALL CAP  VAN KAMPEN LIT
                                             INTERNATIONAL EQUITY         VALUE            COMSTOCK
                                                  SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
                                                (CLASS IB) (a)        (CLASS IB) (a)      (CLASS I)
                                             --------------------  -------------------  --------------
INVESTMENT INCOME:
      Dividends                                   $   112,751           $  12,103          $  8,345
                                                  -----------           ---------          --------
EXPENSES:
      Mortality and expense risk
         charges                                       15,911               9,094             5,424
      Administrative charges                            1,905               1,078               651
                                                  -----------           ---------          --------
         Total expenses                                17,816              10,172             6,075
                                                  -----------           ---------          --------
            Net investment income (loss)               94,935               1,931             2,270
                                                  -----------           ---------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     488,095             242,050            10,273
      Realized gains (losses) on sale of
         investments                                  811,897             537,684            43,362
                                                  -----------           ---------          --------
            Net realized gains (losses)             1,299,992             779,734            53,635
                                                  -----------           ---------          --------
      Change in unrealized gains (losses)
         on investments                            (1,075,949)           (639,063)          (63,007)
                                                  -----------           ---------          --------
      Net increase (decrease) in net assets
         resulting from operations                $   318,978           $ 142,602          $ (7,102)
                                                  ===========           =========          ========

                                             VAN KAMPEN LIT  VAN KAMPEN LIT  VAN KAMPEN LIT
                                                COMSTOCK       ENTERPRISE      ENTERPRISE
                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                               (CLASS II)       (CLASS I)      (CLASS II)
                                             --------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                               $   446,622       $  2,007        $  1,345
                                              -----------       --------        --------
EXPENSES:
      Mortality and expense risk
         charges                                  437,427          5,721          12,982
      Administrative charges                       41,894            687           1,304
                                              -----------       --------        --------
         Total expenses                           479,321          6,408          14,286
                                              -----------       --------        --------
            Net investment income (loss)          (32,699)        (4,401)        (12,941)
                                              -----------       --------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 619,863             --              --
      Realized gains (losses) on sale of
         investments                              688,218        (41,452)         22,932
                                              -----------       --------        --------
            Net realized gains (losses)         1,308,081        (41,452)         22,932
                                              -----------       --------        --------
      Change in unrealized gains (losses)
         on investments                        (2,283,711)        99,218          76,975
                                              -----------       --------        --------
      Net increase (decrease) in net assets
         resulting from operations            $(1,008,329)      $ 53,365        $ 86,966
                                              ===========       ========        ========

   The accompanying notes are an integral part of these financial statements.

                                             VAN KAMPEN LIT  VAN KAMPEN LIT   VAN KAMPEN LIT      VAN KAMPEN LIT
                                               GOVERNMENT      GOVERNMENT    GROWTH AND INCOME  GROWTH AND INCOME
                                               SUBACCOUNT      SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                                (CLASS I)      (CLASS II)        (CLASS I)          (CLASS II)
                                             --------------  --------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $37,361        $257,861         $  18,651          $ 176,022
                                                 -------        --------         ---------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                   9,965          83,156            13,241            199,727
      Administrative charges                       1,196           8,766             1,589             19,065
                                                 -------        --------         ---------          ---------
         Total expenses                           11,161          91,922            14,830            218,792
                                                 -------        --------         ---------          ---------
            Net investment income (loss)          26,200         165,939             3,821            (42,770)
                                                 -------        --------         ---------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --              --            43,610            474,055
      Realized gains (losses) on sale of
         investments                               1,214          (8,531)          133,235            332,046
                                                 -------        --------         ---------          ---------
            Net realized gains (losses)            1,214          (8,531)          176,845            806,101
                                                 -------        --------         ---------          ---------
      Change in unrealized gains (losses)
         on investments                           16,394         151,179          (149,257)          (637,483)
                                                 -------        --------         ---------          ---------
      Net increase (decrease) in net assets
         resulting from operations               $43,808        $308,587         $  31,409          $ 125,848
                                                 =======        ========         =========          =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                              VAN KAMPEN LIT    VAN KAMPEN LIT
                                             STRATEGIC GROWTH  STRATEGIC GROWTH
                                                 SUBACCOUNT       SUBACCOUNT
                                                 (CLASS I)        (CLASS II)
                                             ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $    293          $     --
                                                 --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                    7,370            79,609
      Administrative charges                          884             7,495
                                                 --------          --------
         Total expenses                             8,254            87,104
                                                 --------          --------
            Net investment income (loss)           (7,961)          (87,104)
                                                 --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --                --
      Realized gains (losses) on sale of
         investments                              (67,853)          190,123
                                                 --------          --------
            Net realized gains (losses)           (67,853)          190,123
                                                 --------          --------
      Change in unrealized gains (losses)
         on investments                           162,437           576,164
                                                 --------          --------
      Net increase (decrease) in net assets
         resulting from operations               $ 86,623          $679,183
                                                 ========          ========

   The accompanying notes are an integral part of these financial statements.

                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                             AIM V.I.           AMERICAN FUNDS         AMERICAN FUNDS
                                           CORE EQUITY           GLOBAL GROWTH             GROWTH
                                           SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                           (SERIES I)              (CLASS 2)              (CLASS 2)
                                     ----------------------  --------------------  ----------------------
                                      2007 (a)    2006 (b)     2007        2006       2007        2006
                                     ----------  ----------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   (17,545) $  (14,892) $  10,467  $  (2,138) $   (7,420) $   (4,310)
   Net realized gains (losses)          594,053       8,172     64,118     10,170     149,160      19,878
   Change in unrealized gains
      (losses) on investments          (303,099)    303,099      4,182     59,285     (25,759)     61,013
                                    -----------  ----------  ---------  ---------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                273,409     296,379     78,767     67,317     115,981      76,581
                                    -----------  ----------  ---------  ---------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   --         311      1,662         --         831          --
   Transfers from other funding
      options                            57,920   3,968,584    530,203    589,671     265,289     507,893
   Contract charges                         (22)     (1,517)      (277)       (80)       (128)       (112)
   Contract surrenders                 (129,321)   (191,524)  (171,795)   (54,337)   (339,801)    (42,843)
   Transfers to other funding
      options                        (4,114,256)   (139,215)  (140,766)  (166,632)    (69,461)   (131,930)
   Other receipts (payments)             (2,003)    (18,745)        --         --     (81,450)         --
                                    -----------  ----------  ---------  ---------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions  (4,187,682)  3,617,894    219,027    368,622    (224,720)    333,008
                                    -----------  ----------  ---------  ---------  ----------  ----------
      Net increase (decrease)
         in net assets               (3,914,273)  3,914,273    297,794    435,939    (108,739)    409,589
NET ASSETS:
   Beginning of period                3,914,273          --    549,331    113,392   1,099,365     689,776
                                    -----------  ----------  ---------  ---------  ----------  ----------
   End of period                    $        --  $3,914,273  $ 847,125  $ 549,331  $  990,626  $1,099,365
                                    ===========  ==========  =========  =========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                         AMERICAN FUNDS
                                          GROWTH-INCOME        CREDIT SUISSE TRUST
                                            SUBACCOUNT          EMERGING MARKETS
                                            (CLASS 2)               SUBACCOUNT
                                     ----------------------  -----------------------
                                        2007        2006       2007 (a)      2006
                                     ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    1,252  $    3,477  $   (21,570) $  (30,545)
   Net realized gains (losses)          116,003      86,609    1,846,073     461,504
   Change in unrealized gains
      (losses) on investments           (53,924)     88,379   (1,604,585)    539,904
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 63,331     178,465      219,918     970,863
                                     ----------  ----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  720         720          565       4,300
   Transfers from other funding
      options                           258,452     484,636      270,620   2,230,941
   Contract charges                        (333)       (337)          (8)       (788)
   Contract surrenders                 (299,842)   (308,371)    (102,692)   (361,544)
   Transfers to other funding
      options                           (82,757)   (109,358)  (5,284,745)   (938,289)
   Other receipts (payments)                 --          --       (1,517)    (43,994)
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (123,760)     67,290   (5,117,777)    890,626
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets                  (60,429)    245,755   (4,897,859)  1,861,489
NET ASSETS:
   Beginning of period                1,572,393   1,326,638    4,897,859   3,036,370
                                     ----------  ----------  -----------  ----------
   End of period                     $1,511,964  $1,572,393  $        --  $4,897,859
                                     ==========  ==========  ===========  ==========

                                            DREYFUS VIF              DREYFUS VIF
                                           APPRECIATION           DEVELOPING LEADERS
                                            SUBACCOUNT                SUBACCOUNT
                                         (INITIAL SHARES)          (INITIAL SHARES)
                                     ------------------------  ------------------------
                                        2007          2006        2007         2006
                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    16,900  $    14,660  $   (75,772) $  (138,802)
   Net realized gains (losses)           405,802       95,722    1,254,531    1,214,707
   Change in unrealized gains
      (losses) on investments             14,069    1,054,218   (2,636,752)    (778,754)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 436,771    1,164,600   (1,457,993)     297,151
                                     -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 7,598       24,564       85,390       35,853
   Transfers from other funding
      options                            129,511      255,958      726,054      480,167
   Contract charges                       (1,821)      (2,311)      (3,101)      (3,865)
   Contract surrenders                (1,652,221)  (1,344,024)  (2,349,528)  (1,330,497)
   Transfers to other funding
      options                           (553,614)    (279,904)    (710,561)    (886,638)
   Other receipts (payments)            (127,884)     (92,845)     (74,689)     (16,705)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,198,431)  (1,438,562)  (2,326,435)  (1,721,685)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                (1,761,660)    (273,962)  (3,784,428)  (1,424,534)
NET ASSETS:
   Beginning of period                 8,487,517    8,761,479   13,199,814   14,624,348
                                     -----------  -----------  -----------  -----------
   End of period                     $ 6,725,857  $ 8,487,517  $ 9,415,386  $13,199,814
                                     ===========  ===========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                              DWSI           DWSII INTERNATIONAL          FIDELITY VIP
                                        GROWTH & INCOME         SELECT EQUITY              CONTRAFUND
                                           SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                           (CLASS B)              (CLASS B)             (SERVICE CLASS 2)
                                      -------------------  -----------------------  ------------------------
                                       2007 (a)    2006      2007 (a)      2006        2007         2006
                                      ---------  --------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   1,661  $ (8,972) $    75,785  $  (15,824) $  (262,857) $  (156,731)
   Net realized gains (losses)          152,967     8,224    1,561,686      82,732    8,754,611    3,097,546
   Change in unrealized gains
      (losses) on investments          (136,108)   68,464   (1,252,119)    715,140   (4,070,546)    (389,071)
                                      ---------  --------  -----------  ----------  -----------  -----------
      Net increase (decrease) in
         net assets resulting from
         operations                      18,520    67,716      385,352     782,048    4,421,208    2,551,744
                                      ---------  --------  -----------  ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received from
      contract owners                    19,501     5,515       23,099      31,536       76,501      141,128
   Transfers from other funding
      options                             2,111     9,096      223,600     357,280    2,091,463    4,485,373
   Contract charges                          --       (39)          --        (513)      (5,613)      (5,891)
   Contract surrenders                   (8,648)  (45,908)     (79,532)   (123,903)  (3,036,328)  (2,027,975)
   Transfers to other funding
      options                          (708,602)   (4,375)  (4,802,088)   (209,302)  (1,444,133)  (1,418,244)
   Other receipts (payments)              3,161        --           --     (10,075)    (247,680)    (333,090)
                                      ---------  --------  -----------  ----------  -----------  -----------
      Net increase (decrease) in net
         assets resulting from
         contract transactions         (692,477)  (35,711)  (4,634,921)     45,023   (2,565,790)     841,301
                                      ---------  --------  -----------  ----------  -----------  -----------
      Net increase (decrease) in net
         assets                        (673,957)   32,005   (4,249,569)    827,071    1,855,418    3,393,045
NET ASSETS:
   Beginning of period                  673,957   641,952    4,249,569   3,422,498   29,380,139   25,987,094
                                      ---------  --------  -----------  ----------  -----------  -----------
   End of period                      $      --  $673,957  $        --  $4,249,569  $31,235,557  $29,380,139
                                      =========  ========  ===========  ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      FIDELITY VIP DYNAMIC         FIDELITY VIP
                                      CAPITAL APPRECIATION           MID CAP
                                           SUBACCOUNT               SUBACCOUNT
                                        (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                      --------------------  ------------------------
                                        2007        2006        2007        2006
                                      ---------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (4,637)  $ (5,407) $  (283,623) $  (339,581)
   Net realized gains (losses)           88,673     39,973    3,589,189    3,348,383
   Change in unrealized gains
      (losses) on investments           (59,405)    14,113      (12,672)    (616,298)
                                      ---------   --------  -----------  -----------
      Net increase (decrease) in
         net assets resulting from
         operations                      24,631     48,679    3,292,894    2,392,504
                                      ---------   --------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received from
      contract owners                        --         --       83,237      211,928
   Transfers from other funding
      options                                --     90,688    1,557,613    3,949,117
   Contract charges                         (28)       (82)      (3,035)      (3,429)
   Contract surrenders                 (139,598)   (26,777)  (2,742,632)  (1,661,606)
   Transfers to other funding
      options                           (37,688)   (85,920)  (2,351,439)  (1,571,730)
   Other receipts (payments)                 --         --     (285,506)    (111,293)
                                      ---------   --------  -----------  -----------
      Net increase (decrease) in net
         assets resulting from
         contract transactions         (177,314)   (22,091)  (3,741,762)     812,987
                                      ---------   --------  -----------  -----------
      Net increase (decrease) in net
         assets                        (152,683)    26,588     (448,868)   3,205,491
NET ASSETS:
   Beginning of period                  435,199    408,611   25,141,541   21,936,050
                                      ---------   --------  -----------  -----------
   End of period                      $ 282,516   $435,199  $24,692,673  $25,141,541
                                      =========   ========  ===========  ===========

                                      FTVIPT TEMPLETON DEVELOPING    FTVIPT TEMPLETON
                                           MARKETS SECURITIES       FOREIGN SECURITIES
                                              SUBACCOUNT                SUBACCOUNT
                                              (CLASS 2)                 (CLASS 2)
                                      ---------------------------  --------------------
                                           2007        2006           2007       2006
                                        ----------  -----------    ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $    7,642  $      (834)   $   1,234  $    (760)
   Net realized gains (losses)             143,791      179,269       49,507     36,394
   Change in unrealized gains
      (losses) on investments               53,904        6,510        5,943     26,181
                                        ----------  -----------    ---------  ---------
      Net increase (decrease) in
         net assets resulting from
         operations                        205,337      184,945       56,684     61,815
                                        ----------  -----------    ---------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received from
      contract owners                          831           --           --         --
   Transfers from other funding
      options                              678,195      711,803      525,163    267,586
   Contract charges                            (94)         (83)         (72)       (37)
   Contract surrenders                    (191,004)     (27,362)     (73,093)   (21,275)
   Transfers to other funding
      options                             (290,124)  (1,222,716)    (198,919)  (297,448)
   Other receipts (payments)                    --           --           --         --
                                        ----------  -----------    ---------  ---------
      Net increase (decrease) in net
         assets resulting from
         contract transactions             197,804     (538,358)     253,079    (51,174)
                                        ----------  -----------    ---------  ---------
      Net increase (decrease) in net
         assets                            403,141     (353,413)     309,763     10,641
NET ASSETS:
   Beginning of period                     640,239      993,652      310,256    299,615
                                        ----------  -----------    ---------  ---------
   End of period                        $1,043,380  $   640,239    $ 620,019  $ 310,256
                                        ==========  ===========    =========  =========

   The accompanying notes are an integral part of these financial statements.

                                           JANUS ASPEN             JANUS ASPEN             JANUS ASPEN
                                              FORTY           GLOBAL LIFE SCIENCES      GLOBAL TECHNOLOGY
                                           SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                        (SERVICE SHARES)        (SERVICE SHARES)        (SERVICE SHARES)
                                     ----------------------  ----------------------  ----------------------
                                        2007        2006        2007        2006        2007        2006
                                     ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (17,957) $  (18,018) $  (42,717) $  (44,225) $  (32,758) $  (41,953)
   Net realized gains (losses)           83,143      55,077     228,039     183,684     115,553      (5,346)
   Change in unrealized gains
      (losses) on investments           303,193      43,234     359,261      16,657     464,878     217,272
                                     ----------  ----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                368,379      80,293     544,583     156,116     547,673     169,973
                                     ----------  ----------  ----------  ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  823          --          --       8,754       4,460      62,369
   Transfers from other funding
      options                            96,312     109,863     274,577     241,380     316,210     460,606
   Contract charges                        (241)       (275)     (1,098)     (1,309)     (1,199)     (1,309)
   Contract surrenders                 (151,285)    (70,522)   (383,043)   (296,968)   (346,499)   (278,837)
   Transfers to other funding
      options                           (62,837)   (183,613)   (275,462)   (332,429)   (389,570)   (438,785)
   Other receipts (payments)             (3,072)         --     (21,071)    (57,637)    (59,983)    (28,132)
                                     ----------  ----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (120,300)   (144,547)   (406,097)   (438,209)   (476,581)   (224,088)
                                     ----------  ----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets                  248,079     (64,254)    138,486    (282,093)     71,092     (54,115)

NET ASSETS:
   Beginning of period                1,169,102   1,233,356   2,901,100   3,183,193   2,984,276   3,038,391
                                     ----------  ----------  ----------  ----------  ----------  ----------
   End of period                     $1,417,181  $1,169,102  $3,039,586  $2,901,100  $3,055,368  $2,984,276
                                     ==========  ==========  ==========  ==========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                         JANUS ASPEN            JANUS ASPEN
                                        MID CAP VALUE        WORLDWIDE GROWTH
                                         SUBACCOUNT             SUBACCOUNT
                                      (SERVICE SHARES)       (SERVICE SHARES)
                                     ------------------  ------------------------
                                       2007      2006        2007         2006
                                     --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (3,165) $ (5,081) $   (62,303) $    12,538
   Net realized gains (losses)         57,502    65,236      602,920      236,657
   Change in unrealized gains
      (losses) on investments         (12,441)   30,610       25,186      750,655
                                     --------  --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               41,896    90,765      565,803      999,850
                                     --------  --------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                827    27,360       63,253        7,401
   Transfers from other funding
      options                          13,461     9,126      569,911      580,698
   Contract charges                       (89)      (95)      (2,362)      (2,411)
   Contract surrenders                (46,965)  111,100)  (1,479,515)    (942,558)
   Transfers to other funding
      options                          (5,949)  (20,261)    (595,291)    (617,396)
   Other receipts (payments)               --        --       (6,406)     (52,054)
                                     --------  --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (38,715)  (94,970)  (1,450,410)  (1,026,320)
                                     --------  --------  -----------  -----------
      Net increase (decrease)
         in net assets                  3,181    (4,205)    (884,607)     (26,470)

NET ASSETS:
   Beginning of period                770,989   775,194    7,022,012    7,048,482
                                     --------  --------  -----------  -----------
   End of period                     $774,170  $770,989  $ 6,137,405  $ 7,022,012
                                     ========  ========  ===========  ===========

                                              LMPVET                    LMPVET
                                         AGGRESSIVE GROWTH           APPRECIATION
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS I)                 (CLASS I)
                                     ------------------------  ------------------------
                                         2007        2006          2007         2006
                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (427,547) $  (416,266) $   (84,153) $   (70,012)
   Net realized gains (losses)         1,524,549    1,170,877    2,573,093    1,268,413
   Change in unrealized gains
      (losses) on investments         (1,138,013)   1,326,342   (1,132,212)   1,424,132
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (41,011)   2,080,953    1,356,728    2,622,533
                                     -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               101,693       61,681        9,621       65,238
   Transfers from other funding
      options                          3,381,147      980,401      201,809      303,607
   Contract charges                       (5,567)      (6,327)      (4,623)      (5,300)
   Contract surrenders                (2,846,051)  (2,719,735)  (3,123,485)  (2,459,226)
   Transfers to other funding
      options                         (1,406,807)  (1,366,385)    (739,212)    (586,435)
   Other receipts (payments)            (446,746)    (183,768)    (312,264)    (535,926)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,222,331)  (3,234,133)  (3,968,154)  (3,218,042)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                (1,263,342)  (1,153,180)  (2,611,426)    (595,509)

NET ASSETS:
   Beginning of period                28,943,823   30,097,003   21,236,265   21,831,774
                                     -----------  -----------  -----------  -----------
   End of period                     $27,680,481  $28,943,823  $18,624,839  $21,236,265
                                     ===========  ===========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                        LMPVET EQUITY INDEX     LMPVET FUNDAMENTAL VALUE      LMPVET INVESTORS
                                            SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                            (CLASS II)                 (CLASS I)                  (CLASS I)
                                     -------------------------  ------------------------  ------------------------
                                         2007         2006          2007        2006          2007         2006
                                     -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (14,191) $   (16,111)  $   (63,540) $    59,273  $   (59,429) $    35,036
   Net realized gains (losses)         1,343,174      461,501     3,333,473    2,150,015    1,684,573    1,306,569
   Change in unrealized gains
      (losses) on investments           (857,194)   1,214,401    (4,258,780)   2,669,366   (1,049,576)   2,061,310
                                     -----------  -----------   -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 471,789    1,659,791      (988,847)   4,878,654      575,568    3,402,915
                                     -----------  -----------   -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 9,572       13,123        50,828       70,680       16,084       46,892
   Transfers from other funding
      options                            187,359      275,772    22,812,279      681,880      250,674      444,856
   Contract charges                       (2,958)      (3,469)      (11,467)      (7,388)      (4,932)      (5,758)
   Contract surrenders                (2,761,789)  (1,414,086)   (5,392,452)  (3,782,473)  (2,861,819)  (2,430,197)
   Transfers to other funding
      options                         (1,235,424)    (718,616)   (2,034,489)  (1,475,557)    (787,611)    (818,635)
   Other receipts (payments)            (162,825)    (115,253)     (666,108)    (276,339)    (522,524)    (349,409)
                                     -----------  -----------   -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (3,966,065)  (1,962,529)   14,758,591   (4,789,197)  (3,910,128)  (3,112,251)
                                     -----------  -----------   -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                (3,494,276)    (302,738)   13,769,744       89,457   (3,334,560)     290,664
NET ASSETS:
   Beginning of period                13,197,076   13,499,814    35,084,348   34,994,891   22,565,767   22,275,103
                                     -----------  -----------   -----------  -----------  -----------  -----------
   End of period                     $ 9,702,800  $13,197,076   $48,854,092  $35,084,348  $19,231,207  $22,565,767
                                     ===========  ===========   ===========  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET LARGE CAP GROWTH  LMPVET SMALL CAP GROWTH       LMPVET             LMPVPI ALL CAP
                                            SUBACCOUNT               SUBACCOUNT        SOCIAL AWARENESS          SUBACCOUNT
                                            (CLASS I)                (CLASS I)            SUBACCOUNT              (CLASS I)
                                     -----------------------  -----------------------  ----------------  -------------------------
                                        2007        2006         2007        2006        2007     2006     2007 (a)       2006
                                     ----------  -----------  ----------  -----------  -------  -------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (66,121) $  (48,660)  $  (94,054) $  (91,623)  $   296    $--    $    (37,906) $   (22,777)
   Net realized gains (losses)          104,810     148,538      489,603     411,628     4,817     --       6,958,346    1,401,717
   Change in unrealized gains
      (losses) on investments            93,474       2,414       17,791     186,945    (4,341)    --      (5,844,318)   1,835,569
                                     ----------  ----------   ----------  ----------   -------    ---    ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                132,163     102,292      413,340     506,950       772     --       1,076,122    3,214,509
                                     ----------  ----------   ----------  ----------   -------    ---    ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               55,928       2,512       22,539      29,759        --     --          14,747      109,981
   Transfers from other funding
      options                         1,286,456     475,172      114,126     589,013    30,313     --         170,800      576,491
   Contract charges                        (845)       (857)        (750)       (848)       --     --             (69)      (5,687)
   Contract surrenders                 (377,181)   (368,579)    (370,696)   (251,182)       --     --        (460,388)  (1,491,761)
   Transfers to other funding
      options                          (172,922)   (608,753)    (225,939)   (623,054)       --     --     (22,782,467)    (962,888)
   Other receipts (payments)            (26,720)   (131,391)      (7,067)    (93,573)        2     --         (39,146)    (137,247)
                                     ----------  ----------   ----------  ----------   -------    ---    ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     764,716    (631,896)    (467,787)   (349,885)   30,315     --     (23,096,523)  (1,911,111)
                                     ----------  ----------   ----------  ----------   -------    ---    ------------  -----------
      Net increase (decrease)
         in net assets                  896,879    (529,604)     (54,447)    157,065    31,087     --     (22,020,401)   1,303,398
NET ASSETS:
   Beginning of period                3,817,700   4,347,304    5,198,805   5,041,740        --     --      22,020,401   20,717,003
                                     ----------  ----------   ----------  ----------   -------    ---    ------------  -----------
   End of period                     $4,714,579  $3,817,700   $5,144,358  $5,198,805   $31,087    $--    $         --  $22,020,401
                                     ==========  ==========   ==========  ==========   =======    ===    ============  ===========

   The accompanying notes are an integral part of these financial statements.

                                     LMPVPII GROWTH AND INCOME  LMPVPI LARGE CAP GROWTH  LMPVPII AGGRESSIVE GROWTH
                                             SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                              (CLASS I)                (CLASS I)                 (CLASS I)
                                     -------------------------  -----------------------  -------------------------
                                       2007 (a)       2006        2007 (a)      2006       2007 (a)       2006
                                     ------------  -----------  -----------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   (120)   $   (487)    $    (7,164) $  (24,184) $   (18,231)  $  (54,239)
   Net realized gains (losses)            6,894       3,035         196,987      22,823      739,591       29,234
   Change in unrealized gains
      (losses) on investments            (6,445)      1,330        (144,551)     22,300     (623,449)     255,134
                                       --------    --------     -----------  ----------  -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                    329       3,878          45,272      20,939       97,911      230,129
                                       --------    --------     -----------  ----------  -----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   --          --           1,522       7,593          780       14,300
   Transfers from other funding
      options                                58       2,517          29,864     116,298       51,633      174,005
   Contract charges                          (2)        (19)             (2)       (146)          (2)        (395)
   Contract surrenders                  (21,807)    (22,296)        (15,120)   (131,303)     (57,799)    (110,123)
   Transfers to other funding
      options                           (13,725)         --      (1,260,608)   (130,159)  (2,969,241)     (34,454)
   Other receipts (payments)                 (4)         --              --     (37,766)       5,464         (263)
                                       --------    --------     -----------  ----------  -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (35,480)    (19,798)     (1,244,344)   (175,483)  (2,969,165)      43,070
                                       --------    --------     -----------  ----------  -----------   ----------
      Net increase (decrease)
         in net assets                  (35,151)    (15,920)     (1,199,072)   (154,544)  (2,871,254)     273,199
NET ASSETS:
   Beginning of period                   35,151      51,071       1,199,072   1,353,616    2,871,254    2,598,055
                                       --------    --------     -----------  ----------  -----------   ----------
   End of period                       $     --    $ 35,151     $        --  $1,199,072  $        --   $2,871,254
                                       ========    ========     ===========  ==========  ===========   ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                         LMPVIT GLOBAL
                                      LMPVIT ADJUSTABLE      LMPVIT DIVERSIFIED         HIGH YIELD BOND      LMPVIT STRATEGIC BOND
                                         RATE INCOME          STRATEGIC INCOME            SUBACCOUNT              SUBACCOUNT
                                         SUBACCOUNT              SUBACCOUNT                (CLASS I)              (CLASS I)
                                     -------------------  ------------------------  -----------------------  ----------------------
                                       2007      2006         2007        2006         2007        2006         2007        2006
                                     --------  ---------  -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  2,738  $  3,899   $   258,695  $   355,585  $  193,909  $  150,203   $  231,725  $  290,389
   Net realized gains (losses)           (104)      552      (102,523)    (156,342)     43,081      38,398      (26,371)    (37,047)
   Change in unrealized gains
      (losses) on investments          (2,390)      (19)     (112,015)     118,823    (302,593)    121,525     (186,720)     (2,828)
                                     --------  --------   -----------  -----------  ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  244     4,432        44,157      318,066     (65,603)    310,126       18,634     250,514
                                     --------  --------   -----------  -----------  ----------  ----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 --        --            --        8,286      19,755      18,224        8,487      55,955
   Transfers from other funding
      options                          21,125        11        37,378      140,683     336,451     389,229      305,776   1,111,247
   Contract charges                       (10)      (12)       (1,351)      (1,721)       (419)       (489)        (618)       (779)
   Contract surrenders                (44,915)   (9,996)     (908,164)  (1,628,384)   (210,148)   (289,388)    (409,477)   (677,356)
   Transfers to other funding
      options                         (23,855)  (40,844)     (242,003)    (142,653)   (321,283)   (274,723)    (326,917)   (766,781)
   Other receipts (payments)               --        --       (70,494)    (355,475)    (29,568)    (15,295)     (66,298)    (70,758)
                                     --------  --------   -----------  -----------  ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (47,655)  (50,841)   (1,184,634)  (1,979,264)   (205,212)   (172,442)    (489,047)   (348,472)
                                     --------  --------   -----------  -----------  ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets                (47,411)  (46,409)   (1,140,477)  (1,661,198)   (270,815)    137,684     (470,413)    (97,958)
NET ASSETS:
   Beginning of period                153,334   199,743     7,942,116    9,603,314   3,792,529   3,654,845    8,028,848   8,126,806
                                     --------  --------   -----------  -----------  ----------  ----------   ----------  ----------
   End of period                     $105,923  $153,334   $ 6,801,639  $ 7,942,116  $3,521,714  $3,792,529   $7,558,435  $8,028,848
                                     ========  ========   ===========  ===========  ==========  ==========   ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                         LORD ABBETT          LORD ABBETT          MIST BATTERYMARCH
                                      GROWTH AND INCOME      MID-CAP VALUE           MID-CAP STOCK
                                         SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                         (CLASS VC)            (CLASS VC)              (CLASS A)
                                    --------------------  -------------------  ------------------------
                                     2007 (a)     2006     2007 (a)    2006        2007       2006 (b)
                                    ---------  ---------  ---------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    (935) $    (572) $  (1,624) $ (3,051) $  (111,115) $   (99,711)
   Net realized gains (losses)         28,755     30,655     49,777    29,479    1,052,302     (117,608)
   Change in unrealized gains
      (losses) on investments         (19,571)     6,703    (12,523)    2,553     (466,271)    (387,775)
                                    ---------  ---------  ---------  --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                8,249     36,786     35,630    28,981      474,916     (605,094)
                                    ---------  ---------  ---------  --------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 --         --        110       360        6,471        3,120
   Transfers from other funding
      options                           9,697    124,328     33,547   141,596      439,247   12,149,049
   Contract charges                        --        (45)        --       (53)      (2,224)      (2,643)
   Contract surrenders                (24,997)  (181,316)        --   (29,603)  (2,207,666)    (854,474)
   Transfers to other funding
      options                        (208,437)   (81,679)  (417,647)  (99,693)    (679,502)    (454,985)
   Other receipts (payments)           (4,156)        --         --        --     (124,802)     (76,054)
                                    ---------  ---------  ---------  --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract
         transactions                (227,893)  (138,712)  (383,990)   12,607   (2,568,476)  10,764,013
                                    ---------  ---------  ---------  --------  -----------  -----------
      Net increase (decrease)
         in net assets               (219,644)  (101,926)  (348,360)   41,588   (2,093,560)  10,158,919
NET ASSETS:
   Beginning of period                219,644    321,570    348,360   306,772   10,158,919           --
                                    ---------  ---------  ---------  --------  -----------  -----------
   End of period                    $      --  $ 219,644  $      --  $348,360  $ 8,065,359  $10,158,919
                                    =========  =========  =========  ========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                         MIST BLACKROCK        MIST BLACKROCK        MIST BLACKROCK
                                           HIGH YIELD          LARGE-CAP CORE        LARGE-CAP CORE      MIST DREMAN SMALL-CAP VALUE
                                           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT                SUBACCOUNT
                                            (CLASS A)             (CLASS E)            (CLASS A)                  (CLASS A)
                                    ------------------------  ----------------  -----------------------  ---------------------------
                                        2007       2006 (b)     2007 (c)  2006    2007 (a)      2006            2007    2006 (b)
                                    -----------  -----------  ----------  ----  -----------  ----------       --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $ 1,020,658  $  (112,614) $  (11,150)  $--  $     2,934  $  (14,674)      $ (5,270) $ (1,389)
   Net realized gains (losses)           20,263       32,579      (1,947)   --      152,910       2,007          2,166       748
   Change in unrealized gains
      (losses) on investments          (868,853)     706,547      10,061    --      (91,627)     91,628         (5,465)   18,663
                                    -----------  -----------  ----------   ---  -----------  ----------       --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                172,068      626,512      (3,036)   --       64,217      78,961         (8,569)   18,022
                                    -----------  -----------  ----------   ---  -----------  ----------       --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                2,842        2,299          --    --           --          --            750     2,605
   Transfers from other funding
      options                           370,177   12,730,885   1,354,315    --        9,505   1,792,791         49,495   277,770
   Contract charges                      (2,148)      (2,627)       (396)   --           (8)       (490)            (8)       (9)
   Contract surrenders               (1,443,148)  (1,232,956)   (258,415)   --     (125,417)   (371,504)          (679)      (73)
   Transfers to other funding
      options                          (631,539)    (371,988)    (49,276)   --   (1,336,969)   (106,600)        (3,026)  (76,143
   Other receipts (payments)           (162,442)    (174,455)    (17,987)   --          (25)     (4,461)            --        --
                                    -----------  -----------  ----------   ---  -----------  ----------       --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract
         transactions                (1,866,258)  10,951,158   1,028,241    --   (1,452,914)  1,309,736         46,532   204,150
                                    -----------  -----------  ----------   ---  -----------  ----------       --------  --------
      Net increase (decrease)
         in net assets               (1,694,190)  11,577,670   1,025,205    --   (1,388,697)  1,388,697         37,963   222,172
NET ASSETS:
   Beginning of period               11,577,670           --          --    --    1,388,697          --        222,172        --
                                    -----------  -----------  ----------   ---  -----------  ----------       --------  --------
   End of period                    $ 9,883,480  $11,577,670  $1,025,205   $--  $        --  $1,388,697       $260,135  $222,172
                                    ===========  ===========  ==========   ===  ===========  ==========       ========  ========

   The accompanying notes are an integral part of these financial statements.

                                        MIST HARRIS OAKMARK           MIST JANUS         MIST LEGG MASON PARTNERS
                                           INTERNATIONAL                 FORTY                MANAGED ASSETS
                                            SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                             (CLASS A)                 (CLASS A)                 (CLASS A)
                                     ------------------------  ------------------------  ------------------------
                                         2007       2006 (b)       2007       2006 (b)        2007    2006 (b)
                                     -----------  -----------  -----------  -----------    ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (65,364) $  (133,384) $  (425,071) $  (349,755)   $   3,838  $ (2,448)
   Net realized gains (losses)         1,498,977       42,416    6,160,477     (264,319)      23,757     1,901
   Change in unrealized gains
      (losses) on investments         (1,661,085)   1,571,034    2,951,382    1,262,134      (17,267)   17,868
                                     -----------  -----------  -----------  -----------    ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                (227,472)   1,480,066    8,686,788      648,060       10,328    17,321
                                     -----------  -----------  -----------  -----------    ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                21,717       20,801      211,631       41,560           --        --
   Transfers from other funding
      options                          2,361,852   16,315,885      357,142   42,380,654       33,484   301,747
   Contract charges                       (3,041)      (3,348)     (11,923)     (14,516)         (25)      (14)
   Contract surrenders                (3,140,826)  (1,318,022)  (7,332,646)  (5,400,821)    (189,909)  (34,884)
   Transfers to other funding
      options                         (2,104,127)    (862,384)  (2,254,437)  (1,179,915)     (66,470)   (1,652)
   Other receipts (payments)            (165,073)    (176,529)    (502,750)    (502,480)         (79)       --
                                     -----------  -----------  -----------  -----------    ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (3,029,498)  13,976,403   (9,532,983)  35,324,482     (222,999)  265,197
                                     -----------  -----------  -----------  -----------    ---------  --------
      Net increase (decrease)
         in net assets                (3,256,970)  15,456,469     (846,195)  35,972,542     (212,671)  282,518
NET ASSETS:
   Beginning of period                15,456,469           --   35,972,542           --      282,518        --
                                     -----------  -----------  -----------  -----------    ---------  --------
   End of period                     $12,199,499  $15,456,469  $35,126,347  $35,972,542    $  69,847  $282,518
                                     ===========  ===========  ===========  ===========    =========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                       MIST LORD ABBETT BOND       MIST LORD ABBETT      MIST LORD ABBETT    MIST MET/AIM CAPITAL
                                             DEBENTURE            GROWTH AND INCOME        MID-CAP VALUE         APPRECIATION
                                            SUBACCOUNT               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             (CLASS A)                (CLASS B)              (CLASS B)             (CLASS A)
                                     ------------------------  -----------------------  -----------------   ----------------------
                                        2007       2006 (b)       2007       2006 (b)     2007    2006 (b)      2007     2006 (b)
                                     -----------  -----------  -----------  ----------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   502,626  $  (122,003) $   (27,603) $  (60,040) $ (4,284) $  (276)  $  (43,999) $  (26,426)
   Net realized gains (losses)           109,698       44,087      462,423      23,179     6,903       71      (16,458)    344,273
   Change in unrealized gains
      (losses) on investments             36,099      683,494     (257,866)    621,022   (48,084)   5,306      349,808    (362,871)
                                     -----------  -----------  -----------  ----------  --------  -------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 648,423      605,578      176,954     584,161   (45,465)   5,101      289,351     (45,024)
                                     -----------  -----------  -----------  ----------  --------  -------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                22,735          133       16,293      13,033     2,380       --        5,240       5,920
   Transfers from other funding
      options                          1,293,842   14,037,105    1,448,477   8,352,737   497,473   46,822      133,062   3,413,780
   Contract charges                       (2,106)      (2,451)      (1,553)     (1,700)      (60)     (10)      (1,101)     (1,172)
   Contract surrenders                (1,480,440)  (1,754,724)  (1,610,304)   (867,833)  (51,036)    (426)    (319,925)   (195,566)
   Transfers to other funding
      options                           (252,125)    (408,205)    (259,468)   (173,540)  (30,438)    (283)    (136,318)   (178,862)
   Other receipts (payments)            (103,848)     (62,697)    (227,957)   (109,695)       --       --      (50,644)     (6,144)
                                     -----------  -----------  -----------  ----------  --------  -------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (521,942)  11,809,161     (634,512)  7,213,002   418,319   46,103     (369,686)  3,037,956
                                     -----------  -----------  -----------  ----------  --------  -------   ----------  ----------
      Net increase (decrease)
         in net assets                   126,481   12,414,739     (457,558)  7,797,163   372,854   51,204      (80,335)  2,992,932
NET ASSETS:
   Beginning of period                12,414,739           --    7,797,163          --    51,204       --    2,992,932          --
                                     -----------  -----------  -----------  ----------  --------  -------   ----------  ----------
   End of period                     $12,541,220  $12,414,739  $ 7,339,605  $7,797,163  $424,058  $51,204   $2,912,597  $2,992,932
                                     ===========  ===========  ===========  ==========  ========  =======   ==========  ==========

   The accompanying notes are an integral part of these financial statements.


                                     MIST MFS EMERGING MARKETS  MIST MFS RESEARCH
                                               EQUITY             INTERNATIONAL      MIST MFS VALUE
                                             SUBACCOUNT             SUBACCOUNT         SUBACCOUNT
                                              (CLASS A)              (CLASS B)          (CLASS A)
                                     -------------------------  -----------------  ------------------
                                           2007 (c)   2006         2007 (c)  2006    2007    2006 (b)
                                         -----------  ----       ----------  ----  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (102,936)  $--       $ (104,235) $--   $ (6,571) $  2,521
   Net realized gains (losses)               192,143    --           35,902   --     19,195    17,850
   Change in unrealized gains
      (losses) on investments              2,014,078    --          443,571   --     12,810    16,663
                                         -----------   ---       ----------  ---   --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                   2,103,285    --          375,238   --     25,434    37,034
                                         -----------   ---       ----------  ---   --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     2,000    --           15,092   --         --        --
   Transfers from other funding
      options                             10,571,896    --        9,744,036   --    251,541   415,355
   Contract charges                             (946)   --           (1,003)  --       (148)      (65)
   Contract surrenders                      (766,461)   --         (473,140)  --    (93,685)  (15,401)
   Transfers to other funding
      options                             (1,590,557)   --         (790,309)  --    (94,359)  (11,079)
   Other receipts (payments)                 (65,214)   --         (113,890)  --         --        --
                                         -----------   ---       ----------  ---   --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        8,150,718    --        8,380,786   --     63,349   388,810
                                         -----------   ---       ----------  ---   --------  --------
      Net increase (decrease)
         in net assets                    10,254,003    --        8,756,024   --     88,783   425,844
NET ASSETS:
   Beginning of period                            --    --               --   --    425,844        --
                                         -----------   ---       ----------  ---   --------  --------
   End of period                         $10,254,003   $--       $8,756,024  $--   $514,627  $425,844
                                         ===========   ===       ==========  ===   ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      MIST NEUBERGER BERMAN    MIST PIMCO INFLATION                           MIST PIONEER
                                           REAL ESTATE            PROTECTED BOND      MIST PIONEER FUND     STRATEGIC INCOME
                                           SUBACCOUNT               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                            (CLASS A)                (CLASS A)            (CLASS A)             (CLASS A)
                                     ------------------------  --------------------  ------------------  ----------------------
                                        2007        2006 (b)      2007 (c)  2006       2007    2006 (b)     2007      2006 (b)
                                     -----------  -----------     --------  ----     --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (60,369) $  (113,559)    $ (3,704)  $--     $   (349) $   (333) $  (12,416) $   82,393
   Net realized gains (losses)         1,424,421      120,345          201    --        2,493      (515)     13,494       7,278
   Change in unrealized gains
      (losses) on investments         (3,870,945)   2,391,760       27,066    --          370     3,824      87,711      (4,124)
                                     -----------  -----------     --------   ---     --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations              (2,506,893)   2,398,546       23,563    --        2,514     2,976      88,789      85,547
                                     -----------  -----------     --------   ---     --------  --------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                12,782        5,759           --    --           --        --          --         444
   Transfers from other funding
      options                          1,336,788   16,302,271      399,980    --       28,595    82,084     159,598   2,588,444
   Contract charges                       (2,149)      (2,232)         (40)   --          (22)      (22)       (281)       (270)
   Contract surrenders                (1,591,767)    (936,345)     (34,009)   --       (8,473)     (158)   (700,760)   (318,996)
   Transfers to other funding
      options                         (2,315,467)    (559,736)        (317)   --      (17,338)  (15,688)    (62,120)   (128,654)
   Other receipts (payments)            (171,525)    (165,847)          --    --           --        --     (68,106)    (14,785)
                                     -----------  -----------     --------   ---     --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,731,338)  14,643,870      365,614    --        2,762    66,216    (671,669)  2,126,183
                                     -----------  -----------     --------   ---     --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets                (5,238,231)  17,042,416      389,177    --        5,276    69,192    (582,880)  2,211,730
NET ASSETS:
   Beginning of period                17,042,416           --           --    --       69,192        --   2,211,730          --
                                     -----------  -----------     --------   ---     --------  --------  ----------  ----------
   End of period                     $11,804,185  $17,042,416     $389,177   $--     $ 74,468  $ 69,192  $1,628,850  $2,211,730
                                     ===========  ===========     ========   ===     ========  ========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                       MIST THIRD AVENUE         MSF BLACKROCK             MSF BLACKROCK
                                        SMALL CAP VALUE        AGGRESSIVE GROWTH            BOND INCOME
                                          SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                           (CLASS B)               (CLASS D)                 (CLASS A)
                                     --------------------  ------------------------  ------------------------
                                        2007     2006 (b)      2007       2006 (b)       2007       2006 (b)
                                     ----------  --------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (17,459) $ (1,987) $  (297,275) $  (210,433) $   549,838  $  (293,940)
   Net realized gains (losses)            7,402      (726)     503,881     (217,075)     263,528       98,391
   Change in unrealized gains
      (losses) on investments          (171,711)   15,014    3,441,257     (281,838)     486,066    1,416,437
                                     ----------  --------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               (181,768)   12,301    3,647,863     (709,346)   1,299,432    1,220,888
                                     ----------  --------  -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                3,212        --        7,879       16,563       36,227       37,711
   Transfers from other funding
      options                         2,197,490   436,901      293,955   25,564,848      748,187   32,698,682
   Contract charges                        (541)       (7)      (7,859)      (9,148)      (6,323)      (7,425)
   Contract surrenders                 (342,517)     (469)  (4,259,072)  (2,377,853)  (3,742,957)  (2,676,565)
   Transfers to other funding
      options                          (428,722)  (25,395)    (839,592)    (857,472)  (1,255,702)    (651,871)
   Other receipts (payments)            (25,708)       --     (357,762)    (126,436)    (613,907)    (460,490)
                                     ----------  --------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   1,403,214   411,030   (5,162,451)  22,210,502   (4,834,475)  28,940,042
                                     ----------  --------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                1,221,446   423,331   (1,514,588)  21,501,156   (3,535,043)  30,160,930
NET ASSETS:
   Beginning of period                  423,331        --   21,501,156           --   30,160,930           --
                                     ----------  --------  -----------  -----------  -----------  -----------
   End of period                     $1,644,777  $423,331  $19,986,568  $21,501,156  $26,625,887  $30,160,930
                                     ==========  ========  ===========  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                           MSF BLACKROCK       MSF CAPITAL GUARDIAN
                                           MONEY MARKET             U.S. EQUITY
                                            SUBACCOUNT              SUBACCOUNT
                                             (CLASS A)               (CLASS A)
                                     ------------------------  --------------------
                                         2007       2006 (b)    2007 (c)     2006
                                     -----------  -----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   738,854  $   517,250  $  (36,485)    $--
   Net realized gains (losses)                --           --      (5,242)     --
   Change in unrealized gains
      (losses) on investments                 --           --    (183,419)     --
                                     -----------  -----------  ----------     ---
      Net increase (decrease)
         in net assets resulting
         from operations                 738,854      517,250    (225,146)     --
                                     -----------  -----------  ----------     ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                29,302      324,950         400      --
   Transfers from other funding
      options                         16,011,795   30,355,200   4,133,553      --
   Contract charges                       (5,081)      (5,484)     (1,348)     --
   Contract surrenders                (6,920,409)  (5,228,755)   (431,296)     --
   Transfers to other funding
      options                         (4,935,376)  (5,321,269)   (137,109)     --
   Other receipts (payments)            (201,025)    (278,805)    (47,626)     --
                                     -----------  -----------  ----------     ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    3,979,206   19,845,837   3,516,574      --
                                     -----------  -----------  ----------     ---
      Net increase (decrease)
         in net assets                 4,718,060   20,363,087   3,291,428      --
NET ASSETS:
   Beginning of period                20,363,087           --          --      --
                                     -----------  -----------  ----------     ---
   End of period                     $25,081,147  $20,363,087  $3,291,428     $--
                                     ===========  ===========  ==========     ===

                                              MSF FI                    MSF FI
                                             LARGE CAP               VALUE LEADERS
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS A)                 (CLASS D)
                                     ------------------------  ------------------------
                                         2007       2006 (b)       2007       2006 (b)
                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (480,698) $  (404,426) $  (203,395) $  (363,218)
   Net realized gains (losses)         2,709,770     (320,534)   3,296,761      (87,786)
   Change in unrealized gains
      (losses) on investments         (1,206,947)     996,344   (2,045,980)   1,287,258
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,022,125      271,384    1,047,386      836,254
                                     -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                27,872       42,848      602,789       30,067
   Transfers from other funding
      options                            271,105   48,149,093      449,126   41,199,922
   Contract charges                      (11,815)     (14,514)      (7,634)      (9,456)
   Contract surrenders                (7,624,626)  (5,179,335)  (6,087,721)  (4,461,345)
   Transfers to other funding
      options                         (1,829,770)  (1,389,236)  (1,379,485)  (1,138,089)
   Other receipts (payments)            (650,090)    (495,810)    (446,126)    (342,470)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (9,817,324)  41,113,046   (6,869,051)  35,278,629
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                (8,795,199)  41,384,430   (5,821,665)  36,114,883
NET ASSETS:
   Beginning of period                41,384,430           --   36,114,883           --
                                     -----------  -----------  -----------  -----------
   End of period                     $32,589,231  $41,384,430  $30,293,218  $36,114,883
                                     ===========  ===========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                                                MSF NEUBERGER BERMAN   MSF OPPENHEIMER
                                        MSF MFS TOTAL RETURN        MID CAP VALUE       GLOBAL EQUITY
                                             SUBACCOUNT              SUBACCOUNT          SUBACCOUNT
                                              (CLASS F)               (CLASS A)           (CLASS A)
                                     -------------------------  --------------------  ----------------
                                         2007       2006 (b)      2007 (c)     2006     2007 (c)  2006
                                     ------------  -----------  -----------    ----   ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    408,845  $  (739,889)  $  (48,248)   $--    $  (57,666) $--
   Net realized gains (losses)          3,592,173      167,076      (26,984)    --         4,101   --
   Change in unrealized gains
      (losses) on investments          (1,859,719)   5,665,042     (245,952)    --       (16,961)  --
                                     ------------  -----------   ----------    ---    ----------  ---
      Net increase (decrease)
         in net assets resulting
         from operations                2,141,299    5,092,229     (321,184)    --       (70,526)  --
                                     ------------  -----------   ----------    ---    ----------  ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 60,263       97,612           --     --            --   --
   Transfers from other funding
      options                           1,702,104   84,795,499    4,841,370     --     5,236,402   --
   Contract charges                       (15,533)     (17,693)        (453)    --          (555)  --
   Contract surrenders                (11,443,809)  (7,366,054)    (418,601)    --      (368,180)  --
   Transfers to other funding
      options                          (2,509,948)  (2,009,327)    (222,815)    --       (94,150)  --
   Other receipts (payments)           (1,054,393)    (718,633)     (27,872)    --       (46,452)  --
                                     ------------  -----------   ----------    ---    ----------  ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (13,261,316)  74,781,404    4,171,629     --     4,727,065   --
                                     ------------  -----------   ----------    ---    ----------  ---
      Net increase (decrease)
         in net assets                (11,120,017)  79,873,633    3,850,445     --     4,656,539   --
NET ASSETS:
   Beginning of period                 79,873,633           --           --     --            --   --
                                     ------------  -----------   ----------    ---    ----------  ---
   End of period                     $ 68,753,616  $79,873,633   $3,850,445    $--    $4,656,539  $--
                                     ============  ===========   ==========    ===    ==========  ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                         MSF OPPENHEIMER           MSF T. ROWE PRICE
                                          GLOBAL EQUITY            LARGE CAP GROWTH
                                           SUBACCOUNT                 SUBACCOUNT
                                            (CLASS B)                  (CLASS B)
                                     ------------------------   -----------------------
                                        2007        2006 (b)       2007       2006 (b)
                                     -----------  -----------   -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (106,405) $   (33,932)  $   (94,065) $  (70,942)
   Net realized gains (losses)           251,525       (1,685)      261,294      (6,880)
   Change in unrealized gains
      (losses) on investments            286,547      390,382       402,738     597,458
                                     -----------  -----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 431,667      354,765       569,967     519,636
                                     -----------  -----------   -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                27,737        2,250         1,740       1,679
   Transfers from other funding
      options                            700,301   10,175,424       246,990   7,935,859
   Contract charges                         (821)        (168)       (2,409)     (2,712)
   Contract surrenders                  (460,815)    (111,479)   (1,328,258)   (404,373)
   Transfers to other funding
      options                           (794,169)    (103,379)     (139,742)   (159,294)
   Other receipts (payments)              (5,989)          --       (34,270)    (25,922)
                                     -----------  -----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (533,756)   9,962,648    (1,255,949)  7,345,237
                                     -----------  -----------   -----------  ----------
      Net increase (decrease)
         in net assets                  (102,089)  10,317,413      (685,982)  7,864,873
NET ASSETS:
   Beginning of period                10,317,413           --     7,864,873          --
                                     -----------  -----------   -----------  ----------
   End of period                     $10,215,324  $10,317,413   $ 7,178,891  $7,864,873
                                     ===========  ===========   ===========  ==========

                                     MSF WESTERN ASSET MANAGEMENT       MSF WESTERN ASSET
                                            HIGH YIELD BOND        MANAGEMENT U.S. GOVERNMENT
                                              SUBACCOUNT                   SUBACCOUNT
                                               (CLASS A)                    (CLASS A)
                                     ----------------------------  --------------------------
                                         2007 (a)  2006 (b)             2007    2006 (b)
                                        ---------  --------           --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $   9,335  $   (861)          $  1,663  $   (859)
   Net realized gains (losses)              1,684        81              2,352        72
   Change in unrealized gains
      (losses) on investments              (7,201)    7,201             (1,779)    4,370
                                        ---------  --------           --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                    3,818     6,421              2,236     3,583
                                        ---------  --------           --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     --        --                 --        --
   Transfers from other funding
      options                              11,101   140,650             14,276   110,535
   Contract charges                            --        (3)               (28)      (30)
   Contract surrenders                        (49)     (937)           (64,102)     (161)
   Transfers to other funding
      options                            (123,714)  (37,285)            (5,107)  (11,466)
   Other receipts (payments)                   (2)       --                 --        --
                                        ---------  --------           --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (112,664)  102,425            (54,961)   98,878
                                        ---------  --------           --------  --------
      Net increase (decrease)
         in net assets                   (108,846)  108,846            (52,725)  102,461
NET ASSETS:
   Beginning of period                    108,846        --            102,461        --
                                        ---------  --------           --------  --------
   End of period                        $      --  $108,846           $ 49,736  $102,461
                                        =========  ========           ========  ========

   The accompanying notes are an integral part of these financial statements.

                                       UIF EMERGING MARKETS       UIF GLOBAL VALUE          UIF CORE PLUS
                                              EQUITY                   EQUITY               FIXED INCOME
                                            SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                            (CLASS I)                 (CLASS I)              (CLASS II)
                                     -----------------------  -----------------------  ----------------------
                                       2007 (a)      2006       2007 (a)      2006        2007        2006
                                     -----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (22,313) $  (36,445) $   (27,808) $   (3,178) $   82,260  $   99,907
   Net realized gains (losses)         2,032,452     364,083    1,521,431     314,161      (2,034)     18,070
   Change in unrealized gains
      (losses) on investments         (1,744,666)    689,094   (1,160,849)    535,559      76,374     (39,811)
                                     -----------  ----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 265,473   1,016,732      332,774     846,542     156,600      78,166
                                     -----------  ----------  -----------  ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    --      13,228           --       9,143          45      11,215
   Transfers from other funding
      options                             96,742     720,984       35,701     489,838     302,806     873,509
   Contract charges                           --        (338)          (3)       (608)       (250)       (292)
   Contract surrenders                  (126,140)   (278,104)    (155,044)   (323,786)   (108,155)    (59,869)
   Transfers to other funding
      options                         (4,267,858)   (502,316)  (5,232,061)   (352,348)   (147,101)   (447,916)
   Other receipts (payments)               4,455     (15,398)     (74,348)    (28,561)    (67,954)    (23,793)
                                     -----------  ----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (4,292,801)    (61,944)  (5,425,755)   (206,322)    (20,609)    352,854
                                     -----------  ----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets                (4,027,328)    954,788   (5,092,981)    640,220     135,991     431,020
NET ASSETS:
   Beginning of period                 4,027,328   3,072,540    5,092,981   4,452,761   4,833,269   4,402,249
                                     -----------  ----------  -----------  ----------  ----------  ----------
   End of period                     $        --  $4,027,328  $        --  $5,092,981  $4,969,260  $4,833,269
                                     ===========  ==========  ===========  ==========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        UIF EQUITY GROWTH      UIF MID CAP GROWTH
                                           SUBACCOUNT              SUBACCOUNT
                                            (CLASS I)               (CLASS I)
                                     ----------------------  ----------------------
                                        2007        2006        2007        2006
                                     ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (37,097) $  (36,569) $  (45,967) $  (42,650)
   Net realized gains (losses)          118,062      57,721     197,286     261,708
   Change in unrealized gains
      (losses) on investments           301,207      16,256     327,166     (75,794)
                                     ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                382,172      37,408     478,485     143,264
                                     ----------  ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                3,894      24,332          --      14,371
   Transfers from other funding
      options                           230,296     279,836     388,771     126,065
   Contract charges                        (306)       (324)       (404)       (452)
   Contract surrenders                 (158,967)    (83,812)   (140,791)    (71,785)
   Transfers to other funding
      options                          (309,246)   (326,205)    (90,648)   (407,833)
   Other receipts (payments)            (28,694)    (66,497)    (14,009)    (24,227)
                                     ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (263,023)   (172,670)    142,919    (363,861)
                                     ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets                  119,149    (135,262)    621,404    (220,597)
NET ASSETS:
   Beginning of period                2,098,677   2,233,939   2,334,443   2,555,040
                                     ----------  ----------  ----------  ----------
   End of period                     $2,217,826  $2,098,677  $2,955,847  $2,334,443
                                     ==========  ==========  ==========  ==========

                                     UIF SMALL COMPANY GROWTH   UIF U.S. MID CAP VALUE
                                            SUBACCOUNT                SUBACCOUNT
                                            (CLASS II)                (CLASS I)
                                     ------------------------  -----------------------
                                        2007        2006         2007 (a)      2006
                                     -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (34,056) $  (32,398)  $   (24,156) $  (58,604)
   Net realized gains (losses)           177,964     148,766     1,470,778     705,442
   Change in unrealized gains
      (losses) on investments           (127,297)     24,797    (1,144,959)    104,310
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  16,611     141,165       301,663     751,148
                                      ----------  ----------   -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 2,109       1,863           656       8,050
   Transfers from other funding
      options                             38,438     282,124       247,883     122,255
   Contract charges                         (111)       (134)           (7)       (522)
   Contract surrenders                   (47,386)    (25,096)     (162,209)   (226,207)
   Transfers to other funding
      options                            (72,475)   (221,008)   (4,846,996)   (353,319)
   Other receipts (payments)              (4,611)         --       (20,590)    (87,515)
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (84,036)     37,749    (4,781,263)   (537,258)
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets                   (67,425)    178,914    (4,479,600)    213,890
NET ASSETS:
   Beginning of period                 1,718,744   1,539,830     4,479,600   4,265,710
                                      ----------  ----------   -----------  ----------
   End of period                      $1,651,319  $1,718,744   $        --  $4,479,600
                                      ==========  ==========   ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                                              MORGAN STANLEY       MORGAN STANLEY
                                          UIF VALUE           DIVIDEND GROWTH          EQUITY
                                         SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                         (CLASS I)               (CLASS Y)            (CLASS Y)
                                     ----------------------  ------------------  ------------------
                                        2007        2006        2007      2006      2007     2006
                                     ----------  ----------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    5,865  $    2,128  $ (6,803) $ (5,393) $ (4,454) $ (4,837)
   Net realized gains (losses)          276,751     365,425     6,920     4,068    23,228    10,488
   Change in unrealized gains
      (losses) on investments          (402,159)     55,411    10,686    55,933    11,915    (4,168)
                                     ----------  ----------  --------  --------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations               (119,543)    422,964    10,803    54,608    30,689     1,483
                                     ----------  ----------  --------  --------  --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   --          --         4     2,605        --        --
   Transfers from other funding
      options                           101,805     225,485    48,950    17,162   128,423    48,234
   Contract charges                        (432)       (493)      (71)      (81)       (6)      (21)
   Contract surrenders                 (174,699)   (198,356)  (12,997)  (24,538)   (2,791)  (15,359)
   Transfers to other funding
      options                          (233,110)   (253,674)   (8,186)   (7,919)   (9,667)  (42,309)
   Other receipts (payments)            (51,717)    (94,026)       --        --   (65,651)       --
                                     ----------  ----------  --------  --------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (358,153)   (321,064)   27,700   (12,771)   50,308    (9,455)
                                     ----------  ----------  --------  --------  --------  --------
      Net increase (decrease)
         in net assets                 (477,696)    101,900    38,503    41,837    80,997    (7,972)
NET ASSETS:
   Beginning of period                3,202,495   3,100,595   681,062   639,225   222,606   230,578
                                     ----------  ----------  --------  --------  --------  --------
   End of period                     $2,724,799  $3,202,495  $719,565  $681,062  $303,603  $222,606
                                     ==========  ==========  ========  ========  ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                         MORGAN STANLEY             PIMCO VIT               PIMCO VIT             PUTNAM VT
                                         S&P 500 INDEX             REAL RETURN            TOTAL RETURN        DISCOVERY GROWTH
                                           SUBACCOUNT              SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                           (CLASS Y)         (ADMINISTRATIVE CLASS)  (ADMINISTRATIVE CLASS)       (CLASS IB)
                                     ----------------------  ---------------------- ------------------------  -----------------
                                        2007        2006       2007 (a)     2006        2007          2006      2007      2006
                                     ----------  ----------  ----------  ---------  -----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (4,856) $   (5,760)  $   4,218  $  11,912  $   614,182  $   598,931  $ (3,790) $ (3,325)
   Net realized gains (losses)           77,167      20,679     (20,091)     4,638      (31,861)      63,885    38,623     6,876
   Change in unrealized gains
      (losses) on investments           (53,900)    137,169      23,959    (20,458)     668,322     (218,539)  (15,394)   19,174
                                     ----------  ----------  ----------  ---------  -----------  -----------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                 18,411     152,088       8,086     (3,908)   1,250,643      444,277    19,439    22,725
                                     ----------  ----------  ----------  ---------  -----------  -----------  --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   --       7,380          --         --      107,209       68,454        --        --
   Transfers from other funding
      options                             1,072      56,583      25,982     84,229    2,611,516    1,810,108   148,317    22,532
   Contract charges                        (210)       (241)         --        (46)      (4,002)      (4,807)      (82)      (90)
   Contract surrenders                  (34,684)   (132,871)    (21,743)  (182,065)  (2,234,318)  (1,997,873)  (25,575)   (2,182)
   Transfers to other funding
      options                          (341,851)     (5,119)   (393,547)  (120,744)  (1,722,257)  (2,014,545)  (43,925)  (25,452)
   Other receipts (payments)             (6,370)         --          (2)        --     (199,996)    (187,657)  (14,038)       --
                                     ----------  ----------  ----------  ---------  -----------  -----------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (382,043)    (74,268)   (389,310)  (218,626)  (1,441,848)  (2,326,320)   64,697    (5,192)
                                     ----------  ----------  ----------  ---------  -----------  -----------  --------  --------
      Net increase (decrease)
         in net assets                 (363,632)     77,820    (381,224)  (222,534)    (191,205)  (1,882,043)   84,136    17,533
NET ASSETS:
   Beginning of period                1,260,138   1,182,318     381,224    603,758   18,864,613   20,746,656   240,155   222,622
                                     ----------  ----------  ----------  ---------  -----------  -----------  --------  --------
   End of period                     $  896,506  $1,260,138   $      --  $ 381,224  $18,673,408  $18,864,613  $324,291  $240,155
                                     ==========  ==========  ==========  =========  ===========  ===========  ========  ========

   The accompanying notes are an integral part of these financial statements.

                                             PUTNAM VT                PUTNAM VT            VAN KAMPEN LIT
                                       INTERNATIONAL EQUITY        SMALL CAP VALUE            COMSTOCK
                                            SUBACCOUNT                SUBACCOUNT             SUBACCOUNT
                                            (CLASS IB)                (CLASS IB)              (CLASS I)
                                     ------------------------  -----------------------  --------------------
                                       2007 (a)       2006       2007 (a)      2006        2007       2006
                                     -----------  -----------  -----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    94,935  $   (28,574) $     1,931  $  (25,665) $   2,270  $     388
   Net realized gains (losses)         1,299,992      320,624      779,734     415,613     53,635     58,014
   Change in unrealized gains
      (losses) on investments         (1,075,949)     486,648     (639,063)    (48,659)   (63,007)    21,205
                                     -----------  -----------  -----------  ----------  ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations                 318,978      778,698      142,602     341,289     (7,102)    79,607
                                     -----------  -----------  -----------  ----------  ---------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 4,929          241        1,747       3,893         --         --
   Transfers from other funding
      options                            423,588    2,172,305       37,771     145,263         --         --
   Contract charges                           (7)        (505)         (14)       (571)      (132)      (160)
   Contract surrenders                  (139,402)    (341,959)    (124,578)   (385,130)   (95,375)   (39,805)
   Transfers to other funding
      options                         (4,460,216)  (1,095,846)  (2,350,996)   (282,495)   (12,978)   (70,438)
   Other receipts (payments)             (48,215)      (3,068)      (1,501)     (3,943)   (76,172)    (2,215)
                                     -----------  -----------  -----------  ----------  ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (4,219,323)     731,168   (2,437,571)   (522,983)  (184,657)  (112,618)
                                     -----------  -----------  -----------  ----------  ---------  ---------
      Net increase (decrease)
         in net assets                (3,900,345)   1,509,866   (2,294,969)   (181,694)  (191,759)   (33,011)
NET ASSETS:
   Beginning of period                 3,900,345    2,390,479    2,294,969   2,476,663    541,065    574,076
                                     -----------  -----------  -----------  ----------  ---------  ---------
   End of period                     $        --  $ 3,900,345  $        --  $2,294,969  $ 349,306  $ 541,065
                                     ===========  ===========  ===========  ==========  =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                          VAN KAMPEN LIT          VAN KAMPEN LIT        VAN KAMPEN LIT         VAN KAMPEN LIT
                                             COMSTOCK               ENTERPRISE            ENTERPRISE             GOVERNMENT
                                            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                            (CLASS II)               (CLASS I)            (CLASS II)              (CLASS I)
                                     ------------------------  --------------------  --------------------  ---------------------
                                         2007         2006        2007       2006      2007       2006        2007       2006
                                     -----------  -----------  ---------  ---------  --------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (32,699) $  (113,554) $  (4,401) $  (4,774) $(12,941) $  (13,731) $  26,200     $31,434
   Net realized gains (losses)         1,308,081    2,063,728    (41,452)   (49,372)   22,932      40,041      1,214        (276)
   Change in unrealized gains
      (losses) on investments         (2,283,711)   1,635,939     99,218     83,291    76,975      11,097     16,394     (12,892)
                                     -----------  -----------  ---------  ---------  --------  ----------  ---------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations              (1,008,329)   3,586,113     53,365     29,145    86,966      37,407     43,808      18,266
                                     -----------  -----------  ---------  ---------  --------  ----------  ---------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                64,873      144,410         --         --        --          --         --          --
   Transfers from other funding
      options                            882,061    1,750,663         --         --    12,254      39,005         --       1,513
   Contract charges                       (2,699)      (3,132)      (191)      (210)      (83)       (115)      (154)       (170)
   Contract surrenders                (1,536,301)  (1,471,500)  (130,188)   (61,849)  (37,056)   (129,355)   (88,656)    (87,716)
   Transfers to other funding
      options                         (1,802,778)  (1,805,802)   (22,705)   (21,960)  (33,369)   (241,205)        --     (25,842)
   Other receipts (payments)            (298,431)    (344,390)    (8,646)   (23,733)  (18,957)    (28,383)  (122,989)    (14,349)
                                     -----------  -----------  ---------  ---------  --------  ----------  ---------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,693,275)  (1,729,751)  (161,730)  (107,752)  (77,211)   (360,053)  (211,799)   (126,564)
                                     -----------  -----------  ---------  ---------  --------  ----------  ---------  ----------
      Net increase (decrease)
         in net assets                (3,701,604)   1,856,362   (108,365)   (78,607)    9,755    (322,646)              (108,298)
NET ASSETS:                                                                                                 (167,991)
   Beginning of period                28,581,977   26,725,615    484,895    563,502   838,972   1,161,618    927,001   1,035,299
                                     -----------  -----------  ---------  ---------  --------  ----------  ---------  ----------
   End of period                     $24,880,373  $28,581,977  $ 376,530  $ 484,895  $848,727  $  838,972  $ 759,010  $  927,001
                                     ===========  ===========  =========  =========  ========  ==========  =========  ==========

   The accompanying notes are an integral part of these financial statements.

                                          VAN KAMPEN LIT           VAN KAMPEN LIT           VAN KAMPEN LIT
                                            GOVERNMENT           GROWTH AND INCOME        GROWTH AND INCOME
                                            SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                            (CLASS II)               (CLASS I)                (CLASS II)
                                     -----------------------  ----------------------  ------------------------
                                        2007         2006        2007        2006         2007        2006
                                     ----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  165,939  $   186,050  $    3,821  $   (2,436) $   (42,770) $   (88,476)
   Net realized gains (losses)           (8,531)     (48,826)    176,845     197,395      806,101    1,056,905
   Change in unrealized gains
      (losses) on investments           151,179      (62,839)   (149,257)      5,203     (637,483)     613,471
                                     ----------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                308,587       74,385      31,409     200,162      125,848    1,581,900
                                     ----------  -----------  ----------  ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                6,639        5,530          --          --       18,019       64,037
   Transfers from other funding
      options                           412,955      250,524      19,596      17,205      432,869      607,833
   Contract charges                        (846)      (1,087)       (256)       (357)      (1,249)      (1,450)
   Contract surrenders                 (399,423)    (856,970)   (270,294)   (320,753)    (630,049)    (552,028)
   Transfers to other funding
      options                          (130,830)    (336,472)    (72,099)    (46,738)    (600,289)    (736,207)
   Other receipts (payments)            (35,213)    (179,920)   (148,255)    (34,269)     (82,201)    (182,226)
                                     ----------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (146,718)  (1,118,395)   (471,308)   (384,912)    (862,900)    (800,041)
                                     ----------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets                  161,869   (1,044,010)   (439,899)   (184,750)    (737,052)     781,859
NET ASSETS:
   Beginning of period                5,777,671    6,821,681   1,320,141   1,504,891   12,665,689   11,883,830
                                     ----------  -----------  ----------  ----------  -----------  -----------
   End of period                     $5,939,540  $ 5,777,671  $  880,242  $1,320,141  $11,928,637  $12,665,689
                                     ==========  ===========  ==========  ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        VAN KAMPEN LIT        VAN KAMPEN LIT
                                       STRATEGIC GROWTH      STRATEGIC GROWTH
                                          SUBACCOUNT            SUBACCOUNT
                                          (CLASS I)             (CLASS II)
                                     -------------------  ----------------------
                                        2007      2006       2007        2006
                                     ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (7,961) $ (9,830) $  (87,104) $  (88,504)
   Net realized gains (losses)         (67,853)  (35,592)    190,123      99,719
   Change in unrealized gains
      (losses) on investments          162,437    55,555     576,164      15,344
                                     ---------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                86,623    10,133     679,183      26,559
                                     ---------  --------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  --        --      27,898      12,815
   Transfers from other funding
      options                              107       181     409,445     276,814
   Contract charges                       (446)     (529)       (551)       (650)
   Contract surrenders                (181,257)  (54,130)   (413,391)   (349,307)
   Transfers to other funding
      options                          (33,549)  (15,302)   (384,266)   (517,052)
   Other receipts (payments)                --    (2,822)     (1,688)    (35,319)
                                     ---------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (215,145)  (72,602)   (362,553)   (612,699)
                                     ---------  --------  ----------  ----------
      Net increase (decrease)
         in net assets                (128,522)  (62,469)    316,630    (586,140)
NET ASSETS:
   Beginning of period                 653,709   716,178   4,873,117   5,459,257
                                     ---------  --------  ----------  ----------
   End of period                     $ 525,187  $653,709  $5,189,747  $4,873,117
                                     =========  ========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                     This page is intentionally left blank.

                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                        NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Fund ABD for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on October 17, 1995 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

American Funds Insurance Series ("American Funds")
Dreyfus Variable Investment Fund ("Dreyfus VIF")
Fidelity Variable Insurance Products Funds ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Van Kampen Life Investment Trust ("Van Kampen LIT")
The Universal Institutional Funds, Inc. ("UIF")
Putnam Variable Trust ("Putnam VT")
Morgan Stanley Variable Investment Series ("Morgan Stanley")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Forty Subaccount (Service Shares)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Value Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)

1. ORGANIZATION

LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT Global High Yield Bond Subaccount (Class I)
LMPVIT Strategic Bond Subaccount (Class I)
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MFS Total Return Subaccount (Class F)
MSF Neuberger Berman Mid Cap Value Subaccount (Class A)
MSF Oppenheimer Global Equity Subaccount (Class A)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A)
UIF Core Plus Fixed Income Subaccount (Class II)
UIF Equity Growth Subaccount (Class I)
UIF Mid Cap Growth Subaccount (Class I)
UIF Small Company Growth Subaccount (Class II)
UIF Value Subaccount (Class I)
Morgan Stanley Dividend Growth Subaccount (Class Y)
Morgan Stanley Equity Subaccount (Class Y)
Morgan Stanley S&P 500 Index Subaccount (Class Y)
PIMCO VIT Total Return Subaccount (Administrative Class)
Putnam VT Discovery Growth Subaccount (Class IB)

Van Kampen LIT Comstock Subaccount (Class I)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class I)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Government Subaccount (Class I)
Van Kampen LIT Government Subaccount (Class II)
Van Kampen LIT Growth and Income Subaccount (Class I)
Van Kampen LIT Growth and Income Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)
Van Kampen LIT Strategic Growth Subaccount (Class II)

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Core Equity Subaccount
Credit Suisse Emerging Markets Subaccount
DWSI Growth & Income Subaccount
DWSII International Select Equity Subaccount
LMPVPI All Cap Subaccount
LMPVPI Large Cap Growth Subaccount
LMPVPII Aggressive Growth Subaccount
LMPVPII Growth and Income Subaccount
Lord Abbett Growth and Income Subaccount
Lord Abbett Mid Cap Value Subaccount
MSF Western Asset Management High Yield Bond Subaccount
PIMCO VIT Real Return Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount
UIF Emerging Markets Equity Subaccount
UIF Global Value Equity Subaccount
UIF U.S. Mid Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                                              NEW NAME
--------                                              --------
Legg Mason Partners Variable Social Awareness Stock   Legg Mason Partners Variable Social Awareness
   Portfolio                                             Portfolio
Janus Capital Appreciation Portfolio                  Janus Forty Portfolio

MERGERS:

OLD NAME                                              NEW NAME
--------                                              --------
LMPVPII Legg Mason Partners Variable Aggressive       LMPVET Legg Mason Partners Variable Aggressive
   Growth Portfolio                                      Growth Portfolio
LMPVPI Legg Mason Partners Variable Large Cap         LMPVET Legg Mason Partners Variable Large Cap
   Growth Portfolio                                      Growth Portfolio
Legg Mason Partners Variable All Cap Portfolio        Legg Mason Partners Variable Fundamental Value Portfolio
Western Asset Management High Yield Bond Portfolio    BlackRock High Yield Portfolio
Legg Mason Partners Variable Growth and Income        Legg Mason Partners Variable Appreciation Portfolio
   Portfolio

SUBSTITUTIONS:

OLD NAME                                         NEW NAME
--------                                         --------
AIM V.I. Core Equity Fund                        Capital Guardian U.S. Equity Portfolio
Credit Suisse Emerging Markets Portfolio         MFS Emerging Markets Equity Portfolio
DWS Growth & Income VIP                          Lord Abbett Growth and Income Portfolio
DWS International Select Equity VIP              MFS Research International Portfolio
Lord Abbett Series Growth and Income Portfolio   Lord Abbett Growth and Income Portfolio
Lord Abbett Series Mid Cap Value Portfolio       Lord Abbett Mid-Cap Value Portfolio
PIMCO VIT Real Return Portfolio                  PIMCO Inflation Protected Bond Portfolio
Putnam VT International Equity Fund              MFS Research International Portfolio
Putnam VT Small Cap Value Fund                   Third Avenue Small Cap Value Portfolio
UIF Emerging Markets Equity Portfolio            MFS Emerging Markets Equity Portfolio
UIF Global Value Equity Portfolio                Oppenheimer Global Equity Portfolio
UIF U.S. Mid Cap Value Portfolio                 Neuberger Berman Mid Cap Value Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                                    NEW PORTFOLIO
-------------                                    -------------
BlackRock Large-Cap Core Portfolio (Class A)     BlackRock Large-Cap Core Portfolio (Class E)

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation or annuity units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes in net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

     GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk               1.25% - 1.45%
Administrative                           0.15%
Enhanced Stepped-Up Provision            0.15% - 0.20%
Guaranteed Minimum Withdrawal Benefit    0.25% - 0.50%
Guaranteed Minimum Accumulation Benefit  0.50%

     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis for Contracts with a value of less than $40,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 6% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2007         DECEMBER 31, 2007
                                                           -----------------------   ------------------------------
                                                                          MARKET         COST OF        PROCEEDS
                                                             SHARES      VALUE ($)   PURCHASES ($)   FROM SALES ($)
                                                           ----------   ----------   -------------   --------------
AIM V.I. Core Equity Subaccount (Series I) (Cost $0) (a)           --           --          35,890      4,241,416
American Funds Global Growth Subaccount
   (Class 2) (Cost $775,864)                                   33,889      847,223         558,943        303,193
American Funds Growth Subaccount
   (Class 2) (Cost $1,334,455)                                 14,849      990,744         354,422        503,558
American Funds Growth-Income Subaccount
   (Class 2) (Cost $882,452)                                   35,782    1,512,141         312,106        386,589
Credit Suisse Trust Emerging Markets Subaccount
   (Cost $0) (a)                                                   --           --         203,263      5,342,985
Dreyfus VIF Appreciation Subaccount
   (Initial Shares) (Cost $5,555,276)                         149,947    6,726,638         359,231      2,540,633
Dreyfus VIF Developing Leaders Subaccount
   (Initial Shares) (Cost $11,648,664)                        291,171    9,416,484       2,369,335      3,147,011
DWSI Growth & Income Subaccount (Class B) (Cost $0) (a)            --           --          87,552        769,151
DWSII International Select Equity Subaccount
   (Class B) (Cost $0) (a)                                         --           --         697,098      4,839,610
Fidelity VIP Contrafund Subaccount
   (Service Class 2) (Cost $29,226,040)                     1,137,642   31,239,636       9,165,848      4,360,288
Fidelity VIP Dynamic Capital Appreciation Subaccount
   (Service Class 2) (Cost $227,147)                           31,464      282,550          34,359        182,295
Fidelity VIP Mid Cap Subaccount
   (Service Class 2) (Cost $18,342,111)                       693,122   24,695,921       3,417,962      5,040,196
FTVIPT Templeton Developing Markets Securities Subaccount
   (Class 2) (Cost $881,114)                                   65,219    1,043,508         756,176        480,712
FTVIPT Templeton Foreign Securities Subaccount
   (Class 2) (Cost $564,840)                                   30,622      620,091         550,444        277,871
Janus Aspen Forty Subaccount
   (Service Shares) (Cost $808,375)                            34,740    1,417,371          99,648        237,816
Janus Aspen Global Life Sciences Subaccount
   (Service Shares) (Cost $1,969,609)                         265,729    3,039,938         270,725        719,412
Janus Aspen Global Technology Subaccount
   (Service Shares) (Cost $2,402,779)                         589,908    3,055,722         262,687        771,902
Janus Aspen Mid Cap Value Subaccount
   (Service Shares) (Cost $586,570)                            46,392      774,274          64,005         66,162
Janus Aspen Worldwide Growth Subaccount
   (Service Shares) (Cost $4,429,093)                         175,225    6,138,134         536,127      2,048,660
LMPVET Aggressive Growth Subaccount
   (Class I) (Cost $20,556,019)                             1,697,353   27,683,833       3,409,923      4,898,338
LMPVET Appreciation Subaccount
   (Class I) (Cost $15,393,282)                               706,639   18,626,994       1,873,514      4,373,900
LMPVET Equity Index Subaccount
   (Class II) (Cost $8,322,656)                               288,893    9,703,932         804,932      4,324,565
LMPVET Fundamental Value Subaccount
   (Class I) (Cost $47,623,962)                             2,252,645   48,859,861      25,508,554      8,397,184
LMPVET Investors Subaccount (Class I) (Cost $14,781,775)    1,164,253   19,233,464         849,596      4,288,950
LMPVET Large Cap Growth Subaccount
   (Class I) (Cost $3,943,834)                                284,047    4,715,174       1,322,784        623,885
LMPVET Small Cap Growth Subaccount
   (Class I) (Cost $4,368,567)                                342,323    5,145,115         474,627        672,834
LMPVET Social Awareness Subaccount (Cost $35,431)               1,248       31,091          35,540            116
LMPVPI All Cap Subaccount (Class I) (Cost $0) (a)                  --           --       1,292,627     23,314,960
LMPVPII Growth and Income Subaccount
   (Class I) (Cost $0) (a)                                         --           --             623         35,669
LMPVPI Large Cap Growth Subaccount
   (Class I) (Cost $0) (a)                                         --           --          34,019      1,285,653

                                                                                           FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2007         DECEMBER 31, 2007
                                                           -----------------------   ------------------------------
                                                                          MARKET        COST OF         PROCEEDS
                                                             SHARES      VALUE ($)   PURCHASES ($)   FROM SALES ($)
                                                           ----------   ----------   -------------   --------------
LMPVPII Aggressive Growth Subaccount
   (Class I) (Cost $0) (a)                                         --           --         151,580      3,131,901
LMPVIT Adjustable Rate Income Subaccount
   (Cost $111,660)                                             11,116      105,937          30,360         75,277
LMPVIT Diversified Strategic Income Subaccount
   (Cost $7,616,355)                                          789,144    6,802,421         437,017      1,362,784
LMPVIT Global High Yield Bond Subaccount
   (Class I) (Cost $3,727,899)                                389,197    3,522,235         660,079        654,200
LMPVIT Strategic Bond Subaccount
   (Class I) (Cost $8,118,369)                                761,282    7,559,526         581,470        838,468
Lord Abbett Growth and Income Subaccount
   (Class VC) (Cost $0) (a)                                        --           --           9,507        238,352
Lord Abbett Mid-Cap Value Subaccount
   (Class VC) (Cost $0) (a)                                        --           --          33,668        419,307
MIST Batterymarch Mid-Cap Stock Subaccount
   (Class A) (Cost $8,920,346)                                446,639    8,066,300       1,704,470      3,102,736
MIST BlackRock High Yield Subaccount
   (Class A) (Cost $10,046,840)                             1,199,579    9,884,533       1,403,584      2,249,021
MIST BlackRock Large-Cap Core Subaccount
   (Class E) (Cost $1,015,263) (b)                             92,622    1,025,324       1,398,991        381,782
MIST BlackRock Large-Cap Core Subaccount
   (Class A) (Cost $0) (a)                                         --           --          88,395      1,459,210
MIST Dreman Small-Cap Value Subaccount
   (Class A) (Cost $246,982)                                   19,173      260,179          51,285          8,693
MIST Harris Oakmark International Subaccount
   (Class A) (Cost $12,290,952)                               706,479   12,200,900       2,778,252      4,650,714
MIST Janus Forty Subaccount
   (Class A) (Cost $30,916,908)                               419,167   35,130,424       6,357,761     10,303,312
MIST Legg Mason Partners Managed Assets Subaccount
   (Class A) (Cost $69,254)                                     4,071       69,855          65,864        262,793
MIST Lord Abbett Bond Debenture Subaccount
   (Class A) (Cost $11,823,072)                               993,085   12,542,665       1,956,889      1,960,026
MIST Lord Abbett Growth and Income Subaccount
   (Class B) (Cost $6,977,182)                                255,850    7,340,337       1,659,529      1,987,090
MIST Lord Abbett Mid-Cap Value Subaccount
   (Class B) (Cost $466,886)                                   21,771      424,107         506,495         85,745
MIST Met/AIM Capital Appreciation Subaccount
   (Class A) (Cost $2,926,035)                                241,140    2,912,972         163,334        569,390
MIST MFS Emerging Markets Equity Subaccount
   (Class A) (Cost $8,241,270) (b)                            713,167   10,255,348       9,681,180      1,632,053
MIST MFS Research International Subaccount
   (Class B) (Cost $8,313,701) (b)                            611,541    8,757,272       9,589,339      1,311,541
MIST MFS Value Subaccount (Class A) (Cost $485,214)            34,221      514,687         249,364        184,491
MIST Neuberger Berman Real Estate Subaccount
   (Class A) (Cost $13,284,850)                               838,471   11,805,665       2,546,508      3,950,127
MIST PIMCO Inflation Protected Bond Subaccount
   (Class A) (Cost $362,157) (b)                               35,513      389,222         399,876         37,921
MIST Pioneer Fund Subaccount (Class A) (Cost $70,282)           4,890       74,476          29,275         26,860
MIST Pioneer Strategic Income Subaccount
   (Class A) (Cost $1,545,452)                                162,579    1,629,038         202,753        886,819
MIST Third Avenue Small Cap Value Subaccount
   (Class B) (Cost $1,801,666)                                104,909    1,644,970       2,217,255        802,482
MSF BlackRock Aggressive Growth Subaccount
   (Class D) (Cost $16,829,464)                               697,449   19,988,883         121,669      5,580,731

                                                                                           FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2007         DECEMBER 31, 2007
                                                           -----------------------   ------------------------------
                                                                          MARKET        COST OF         PROCEEDS
                                                             SHARES      VALUE ($)   PURCHASES ($)   FROM SALES ($)
                                                           ----------   ----------   -------------   --------------
MSF BlackRock Bond Income Subaccount
   (Class A) (Cost $24,726,442)                               238,376   26,628,945       1,570,108      5,854,004
MSF BlackRock Money Market Subaccount
   (Class A) (Cost $25,084,189)                               250,841   25,084,189      13,985,384      9,265,915
MSF Capital Guardian U.S. Equity Subaccount
   (Class A) (Cost $3,475,228) (b)                            264,615    3,291,809       4,118,796        638,326
MSF FI Large Cap Subaccount (Class A) (Cost $32,803,692)    2,223,267   32,593,089       2,791,896     10,462,397
MSF FI Value Leaders Subaccount
   (Class D) (Cost $31,055,583)                               154,750   30,296,861       4,331,290      8,254,803
MSF MFS Total Return Subaccount
   (Class F) (Cost $64,956,691)                               448,107   68,762,014       4,750,014     15,012,480
MSF Neuberger Berman Mid Cap Value Subaccount
   (Class A) (Cost $4,096,924) (b)                            181,137    3,850,972       4,815,558        691,649
MSF Oppenheimer Global Equity Subaccount
   (Class A) (Cost $4,674,158) (b)                            266,126    4,657,196       5,217,497        547,440
MSF Oppenheimer Global Equity Subaccount
   (Class B) (Cost $9,540,000)                                585,833   10,216,929         968,063      1,454,597
MSF T. Rowe Price Large Cap Growth Subaccount
   (Class B) (Cost $6,179,529)                                437,788    7,179,725         303,605      1,582,474
MSF Western Asset Management High Yield Bond Subaccount
   (Class A) (Cost $0) (a)                                         --           --          21,725        124,223
MSF Western Asset Management U.S. Government Subaccount
   (Class A) (Cost $47,150)                                     3,982       49,741          12,003         65,303
UIF Emerging Markets Equity Subaccount
   (Class I) (Cost $0) (a)                                         --           --         134,891      4,450,405
UIF Global Value Equity Subaccount (Class I) (Cost $0) (a)         --           --          52,069      5,506,107
UIF Core Plus Fixed Income Subaccount
   (Class II) (Cost $4,929,944)                               432,931    4,970,044         457,426        395,502
UIF Equity Growth Subaccount
   (Class I) (Cost $1,564,145)                                110,410    2,218,139         197,235        497,236
UIF Mid Cap Growth Subaccount (Class I) (Cost $2,043,743)     202,762    2,956,274         458,456        234,936
UIF Small Company Growth Subaccount
   (Class II) (Cost $1,536,961)                                97,612    1,651,586         245,737        213,616
UIF U.S. Mid Cap Value Subaccount (Class I) (Cost $0) (a)          --           --         241,294      5,047,112
UIF Value Subaccount (Class I) (Cost $2,738,429)              206,923    2,725,174         380,088        512,617
Morgan Stanley Dividend Growth Subaccount
   (Class Y) (Cost $608,779)                                   42,384      719,683          60,631         39,690
Morgan Stanley Equity Subaccount (Class Y) (Cost $242,031)      8,661      303,655         128,466         82,585
Morgan Stanley S&P 500 Index Subaccount
   (Class Y) (Cost $716,329)                                   67,115      896,653          48,459        435,343
PIMCO VIT Real Return Subaccount
   (Administrative Class) (Cost $0) (a)                            --           --          31,730        416,852
PIMCO VIT Total Return Subaccount
   (Administrative Class) (Cost $18,157,110)                1,780,365   18,675,562       3,203,057      4,030,021
Putnam VT Discovery Growth Subaccount
   (Class IB) (Cost $280,555)                                  54,601      324,329         170,617         87,390
Putnam VT International Equity Subaccount
   (Class IB) (Cost $0) (a)                                        --           --       1,025,050      4,661,643
Putnam VT Small Cap Value Subaccount
   (Class IB) (Cost $0) (a)                                        --           --         281,226      2,474,994
Van Kampen LIT Comstock Subaccount
   (Class I) (Cost $290,844)                                   25,205      349,347          18,619        190,732
Van Kampen LIT Comstock Subaccount
   (Class II) (Cost $21,671,168)                            1,803,182   24,883,913       1,780,698      3,885,954

                                                                                           FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2007         DECEMBER 31, 2007
                                                           -----------------------   ------------------------------
                                                                          MARKET        COST OF         PROCEEDS
                                                             SHARES      VALUE ($)   PURCHASES ($)   FROM SALES ($)
                                                           ----------   ----------   -------------   --------------
Van Kampen LIT Enterprise Subaccount
   (Class I) (Cost $464,789)                                   21,555      376,574           2,007        168,132
Van Kampen LIT Enterprise Subaccount
   (Class II) (Cost $643,463)                                  48,589      848,842          13,495        103,606
Van Kampen LIT Government Subaccount
   (Class I) (Cost $733,494)                                   79,737      759,097          37,361        222,944
Van Kampen LIT Government Subaccount
   (Class II) (Cost $5,830,760)                               624,638    5,940,311         694,788        675,291
Van Kampen LIT Growth and Income Subaccount
   (Class I) (Cost $674,617)                                   41,215      880,344          75,831        499,708
Van Kampen LIT Growth and Income Subaccount
   (Class II) (Cost $9,645,202)                               559,847   11,930,338       1,101,999      1,533,107
Van Kampen LIT Strategic Growth Subaccount
   (Class I) (Cost $638,972)                                   15,595      525,248             398        223,493
Van Kampen LIT Strategic Growth Subaccount
   (Class II) (Cost $3,930,675)                               155,918    5,190,504         477,221        926,585

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

5. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                                       AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  -------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS     LOWEST TO    NET ASSETS     INCOME          LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  ----------------
AIM V.I. Core Equity                     2007      --          1.159        --           --                1.40                7.22
   Subaccount (Series I) (a)             2006   3,620          1.081     3,914         0.55                1.40                8.10

American Funds Global Growth             2007     386  2.153 - 2.194       847         2.95         1.40 - 1.80       12.78 - 13.27
   Subaccount (Class 2)                  2006     284  1.909 - 1.937       549         0.85         1.40 - 1.80       18.28 - 18.76
                                         2005      70  1.614 - 1.631       113         0.34         1.40 - 1.80        8.32 - 12.48
                                         2004      10          1.450        15         0.35                1.40               11.88
                                         2003      16          1.296        20         0.18                1.40               29.60

American Funds Growth                    2007     519  1.875 - 1.910       991         0.74         1.40 - 1.80       10.36 - 10.79
   Subaccount (Class 2)                  2006     638  1.699 - 1.724     1,099         0.92         1.40 - 1.80         8.22 - 8.63
                                         2005     435  1.570 - 1.587       690         1.07         1.40 - 1.80        7.17 - 14.58
                                         2004      28          1.385        39         0.07                1.40               10.98
                                         2003      79          1.248        98         0.16                1.40               24.80

American Funds Growth-Income             2007     903  1.644 - 1.675     1,512         1.49         1.40 - 1.80         3.14 - 3.59
   Subaccount (Class 2)                  2006     973  1.594 - 1.617     1,572         1.66         1.40 - 1.80       13.21 - 13.63
                                         2005     932  1.408 - 1.423     1,327         1.41         1.40 - 1.80         3.91 - 4.33
                                         2004     792  1.355 - 1.364     1,080         0.98         1.40 - 1.80         8.40 - 9.16
                                         2003     353  1.250 - 1.253       443         2.00         1.40 - 1.80       23.89 - 25.30

Credit Suisse Trust Emerging             2007      --          2.065        --           --                1.40                4.82
   Markets Subaccount (a)                2006   2,486          1.970     4,898         0.53                1.40       30.41 - 30.72
                                         2005   2,014          1.507     3,036         0.73                1.40               26.11
                                         2004   1,953  1.186 - 1.195     2,333         0.29         1.40 - 1.60       23.03 - 23.20
                                         2003   2,027  0.964 - 0.970     1,966           --         1.40 - 1.60       40.52 - 40.99

Dreyfus VIF Appreciation                 2007   4,944  1.360 - 1.587     6,726         1.62         1.40 - 1.80         5.24 - 5.67
   Subaccount (Initial Shares)           2006   6,591  1.287 - 1.508     8,488         1.58         1.40 - 1.80       14.42 - 14.81
                                         2005   7,816  1.110 - 1.318     8,761         0.02         1.40 - 1.80         2.49 - 2.94
                                         2004   9,146  1.081 - 1.286     9,960         1.61         1.40 - 1.80         3.21 - 3.62
                                         2003  10,335  1.045 - 1.246    10,865         1.38         1.40 - 1.80       11.35 - 19.43

Dreyfus VIF Developing Leaders           2007   8,068  1.149 - 1.368     9,415         0.77         1.40 - 2.00   (12.81) - (12.27)
   Subaccount (Initial Shares)           2006   9,921  1.313 - 1.566    13,200         0.41         1.40 - 2.00         1.70 - 2.31
                                         2005  11,249  1.286 - 1.537    14,624           --         1.40 - 2.00         3.73 - 4.34
                                         2004  12,657  1.235 - 1.479    15,777         0.20         1.40 - 2.00         9.11 - 9.80
                                         2003  13,890  1.127 - 1.352    15,766         0.03         1.40 - 2.00       11.75 - 29.93

DWSI Growth & Income                     2007      --  1.272 - 1.482        --         0.89         1.60 - 2.25         4.18 - 4.66
   Subaccount (Class B) (a)              2006     485  1.221 - 1.416       674         0.60         1.60 - 2.25       10.80 - 11.50
                                         2005     513  1.102 - 1.270       642         0.97         1.60 - 2.25        3.47 - 10.42
                                         2004     350  1.210 - 1.221       425         0.07         1.60 - 2.15         7.46 - 7.63
                                         2003      18  1.126 - 1.127        20           --         2.00 - 2.15        5.82 - 12.60

DWSII International Select Equity        2007      --  1.593 - 2.263        --         2.36         1.55 - 2.25       16.02 - 16.59
   Subaccount (Class B) (a)              2006   2,314  1.372 - 1.941     4,250         1.59         1.55 - 2.25       22.31 - 23.17
                                         2005   2,267  1.120 - 1.577     3,422         2.07         1.55 - 2.25        4.10 - 12.16
                                         2004   1,215  1.167 - 1.406     1,696         0.28         1.60 - 2.25       12.12 - 19.93
                                         2003     186  1.208 - 1.209       225           --         2.00 - 2.15       13.20 - 20.80

                                                       AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  -------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS     LOWEST TO    NET ASSETS     INCOME          LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  ----------------
Fidelity VIP Contrafund Subaccount       2007  19,167  1.368 - 2.150    31,236         0.72         1.40 - 2.25      14.67 - 15.68
   (Service Class 2)                     2006  20,859  1.191 - 1.866    29,380         1.01         1.40 - 2.25        9.02 - 9.90
                                         2005  20,250  1.091 - 1.705    25,987         0.11         1.40 - 2.25     (0.18) - 15.01
                                         2004  15,104  1.011 - 1.488    16,957         0.19         1.40 - 2.25       4.04 - 13.60
                                         2003  12,068  0.892 - 1.316    11,494         0.29         1.40 - 2.15       8.43 - 26.34

Fidelity VIP Dynamic Capital
   Appreciation                          2007     256  1.062 - 1.730       283         0.10         1.40 - 2.00        4.58 - 5.25
   Subaccount (Service Class 2)          2006     420  1.009 - 1.650       435         0.22         1.40 - 2.00      11.58 - 12.24
                                         2005     442  0.899 - 1.476       409           --         1.40 - 2.00      18.29 - 19.07
                                         2004     476  0.755 - 1.246       368           --         1.40 - 2.00    (0.72) - (0.13)
                                         2003     426  0.756 - 1.252       331           --         1.40 - 2.00       7.56 - 23.13

Fidelity VIP Mid Cap Subaccount          2007  11,146  1.378 - 2.511    24,693         0.49         1.40 - 2.25      12.78 - 13.72
   (Service Class 2)                     2006  12,876  1.220 - 2.217    25,142         0.17         1.40 - 2.25       9.88 - 10.87
                                         2005  12,356  1.108 - 2.008    21,936           --         1.40 - 2.25       5.83 - 16.35
                                         2004   9,819  1.228 - 1.732    15,062           --         1.40 - 2.25      22.04 - 25.82
                                         2003   7,324  1.202 - 1.415     9,005         0.23         1.40 - 2.15      12.13 - 44.68

FTVIPT Templeton Developing Markets      2007     292  3.523 - 3.589     1,043         2.35         1.40 - 1.80      26.50 - 27.00
   Securities Subaccount (Class 2)       2006     227  2.785 - 2.826       640         1.33         1.40 - 1.80      20.93 - 26.27
                                         2005     444          2.238       994         0.71                1.40              25.66
                                         2004      52          1.781        93         1.14                1.40              23.00
                                         2003       1          1.448         1         1.09                1.40              44.80

FTVIPT Templeton Foreign Securities      2007     364  1.694 - 1.706       620         1.68         1.40 - 1.80       0.36 - 13.81
   Subaccount (Class 2)                  2006     207          1.499       310         1.16                1.40              19.82
                                         2005     239          1.251       300         1.07                1.40               8.59
                                         2004      22          1.152        26         0.29                1.40              15.20

Janus Aspen Forty                        2007     854  1.219 - 2.239     1,417         0.18         1.40 - 2.00      33.89 - 34.79
   Subaccount (Service Shares)           2006     974  0.907 - 1.670     1,169         0.14         1.40 - 2.00        6.94 - 7.52
                                         2005   1,090  0.845 - 1.560     1,233         0.01         1.40 - 2.00       7.09 - 11.07
                                         2004     940  0.762 - 1.412       895         0.03         1.40 - 1.90      15.74 - 16.36
                                         2003   1,034  0.657 - 1.220       831         0.25         1.40 - 1.90       6.18 - 18.49

Janus Aspen Global Life Sciences         2007   2,401  1.264 - 1.959     3,040           --         1.40 - 2.00      19.24 - 20.04
   Subaccount (Service Shares)           2006   2,737  1.041 - 1.639     2,901           --         1.40 - 2.00        4.23 - 4.88
                                         2005   3,165  0.995 - 1.570     3,183           --         1.40 - 2.00      10.16 - 10.69
                                         2004   3,486  0.900 - 1.423     3,165           --         1.40 - 2.00      11.93 - 12.67
                                         2003   3,646  0.801 - 1.268     2,938           --         1.40 - 2.00       7.29 - 24.42

Janus Aspen Global Technology            2007   6,244  0.486 - 2.017     3,055         0.32         1.40 - 2.00      19.28 - 20.00
   Subaccount (Service Shares)           2006   7,252  0.405 - 1.688     2,984           --         1.40 - 2.00        5.68 - 6.30
                                         2005   7,935  0.381 - 1.594     3,038           --         1.40 - 2.00       9.39 - 10.12
                                         2004  10,165  0.346 - 1.455     3,536           --         1.40 - 2.00      (1.22) - 8.87
                                         2003  10,051  0.349 - 1.473     3,523           --         1.40 - 1.80      16.72 - 44.21

Janus Aspen Mid Cap Value Subaccount     2007     386  1.964 - 2.030       774         1.26         1.40 - 2.10        4.91 - 5.67
   (Service Shares)                      2006     405  1.872 - 1.921       771         1.00         1.40 - 2.10      12.70 - 13.47
                                         2005     461  1.661 - 1.693       775         0.64         1.40 - 2.10        7.72 - 8.53
                                         2004     475  1.542 - 1.560       739         3.25         1.40 - 2.10      15.33 - 16.16
                                         2003     421  1.337 - 1.343       564         0.11         1.40 - 2.10      20.89 - 34.30

                                                       AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  -------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS     LOWEST TO    NET ASSETS     INCOME          LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  ----------------
Janus Aspen Worldwide Growth             2007   7,916  0.722 - 1.706     6,137         0.55         1.40 - 1.90        7.27 - 7.81
   Subaccount (Service Shares)           2006   9,880  0.671 - 1.588     7,022         1.62         1.40 - 2.10      15.53 - 16.27
                                         2005  11,418  0.578 - 1.371     7,048         1.20         1.40 - 2.10        3.35 - 4.10
                                         2004  13,052  0.557 - 1.322     7,747         0.91         1.40 - 2.10        2.41 - 3.13
                                         2003  14,122  0.541 - 1.288     8,019         0.85         1.40 - 2.10      12.24 - 23.73

LMPVET Aggressive Growth                 2007  25,198  1.053 - 1.686    27,680           --         1.40 - 2.15      (4.84) - 0.09
   Subaccount (Class I)                  2006  27,152  1.170 - 1.066    28,944           --         1.40 - 2.15        7.01 - 7.24
                                         2005  30,287          0.994    30,097           --                1.40              10.08
                                         2004  32,536  0.896 - 0.903    29,368           --         1.40 - 1.60        8.21 - 8.40
                                         2003  32,805  0.828 - 0.833    27,311           --         1.40 - 1.60      32.27 - 32.64

LMPVET Appreciation                      2007  10,494          1.775    18,625         0.99                1.40               6.93
   Subaccount (Class I)                  2006  12,793          1.660    21,236         1.07                1.40              13.23
                                         2005  14,889          1.466    21,832         0.83                1.40               2.81
                                         2004  15,962          1.426    22,759         1.10                1.40               7.30
                                         2003  16,955          1.329    22,534         0.66                1.40              22.83

LMPVET Equity Index                      2007   8,967  1.059 - 1.676     9,703         1.29         1.40 - 1.80        3.01 - 3.37
   Subaccount (Class II)                 2006  12,482  1.026 - 1.627    13,197         1.30         1.40 - 1.80      13.06 - 13.57
                                         2005  14,508  0.905 - 1.439    13,500         1.19         1.40 - 1.80        2.42 - 2.81
                                         2004  16,143  0.882 - 1.405    14,589         1.38         1.40 - 1.80        8.24 - 8.68
                                         2003  16,372  0.813 - 1.298    13,605         1.07         1.40 - 1.80      12.48 - 26.04

LMPVET Fundamental Value                 2007  28,655  1.174 - 1.779    48,854         1.28         1.40 - 2.25    (5.47) - (0.18)
   Subaccount (Class I)                  2006  20,471          1.714    35,084         1.57                1.40              15.19
                                         2005  23,517          1.488    34,995         0.92                1.40               3.33
                                         2004  25,754          1.440    37,090         0.66                1.40               6.67
                                         2003  26,496          1.350    35,758         0.62                1.40              36.78

LMPVET Investors Subaccount (Class I)    2007  11,683  1.222 - 1.809    19,231         1.15         1.40 - 2.15        1.69 - 2.43
                                         2006  14,037  1.200 - 1.773    22,566         1.58         1.40 - 2.25       8.05 - 16.63
                                         2005  16,170  1.036 - 1.527    22,275         1.14         1.40 - 2.25       3.50 - 10.73
                                         2004  18,355  1.211 - 1.459    24,082         1.45         1.40 - 2.15        2.59 - 8.89
                                         2003  19,490  1.116 - 1.346    23,489         1.44         1.40 - 2.10      12.82 - 33.40

LMPVET Large Cap Growth                  2007   4,148  1.063 - 1.582     4,715         0.04         1.40 - 2.25      (1.01) - 3.76
   Subaccount (Class I)                  2006   3,679          1.038     3,818         0.15                1.40        2.91 - 3.18
                                         2005   4,321          1.006     4,347         0.14                1.40               3.71
                                         2004   4,478  0.962 - 0.970     4,342         0.36         1.40 - 1.60    (1.33) - (1.02)
                                         2003   4,315  0.975 - 0.980     4,227         0.03         1.40 - 1.60      45.31 - 45.62

LMPVET Small Cap Growth                  2007   3,090  1.193 - 2.168     5,144           --         1.40 - 2.25        7.58 - 8.53
   Subaccount (Class I)                  2006   3,403  1.102 - 2.006     5,199           --         1.40 - 2.25      10.19 - 11.18
                                         2005   3,694  0.993 - 1.812     5,042           --         1.40 - 2.25      (0.10) - 3.41
                                         2004   4,008  0.962 - 1.758     5,265           --         1.40 - 2.25       5.52 - 28.84
                                         2003   3,127  0.849 - 1.555     3,155           --         1.40 - 2.15      11.33 - 54.27

LMPVET Social Awareness Subaccount       2007      24          1.295        31         4.83                1.40               9.38
                                         2006      --             --        --         0.60                  --                 --
                                         2005      --          1.115        --           --                1.40               2.95
                                         2004       3          1.083         3         0.78                1.40               8.30

                                                       AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  -------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS     LOWEST TO    NET ASSETS     INCOME          LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  ----------------
LMPVPI All Cap Subaccount (Class I) (a)  2007      --  1.248 - 2.076        --         0.29         1.40 - 2.25        4.67 - 5.01
                                         2006  11,577  1.191 - 1.977    22,020         1.34         1.40 - 2.25      15.52 - 16.43
                                         2005  12,673  1.029 - 1.698    20,717         0.85         1.40 - 2.25        0.00 - 2.60
                                         2004  13,662  1.058 - 1.655    21,890         0.54         1.40 - 2.25        2.52 - 6.84
                                         2003  13,510  1.136 - 1.549    20,400         0.27         1.40 - 2.15      10.90 - 39.11

LMPVPII Growth and Income                2007      --          1.300        --         0.03                1.40               4.59
   Subaccount (Class I) (a)              2006      28          1.243        35         0.30                1.40              10.78
                                         2005      46          1.122        51         0.44                1.40               2.19
                                         2004      32          1.098        35         0.39                1.40               6.91
                                         2003      62          1.027        64         0.47                1.40              28.38

LMPVPI Large Cap Growth                  2007      --  1.080 - 1.564        --           --         1.40 - 2.25        3.94 - 4.24
   Subaccount (Class I) (a)              2006     888  1.039 - 1.503     1,199           --         1.40 - 2.25        1.86 - 2.81
                                         2005   1,049  1.020 - 1.468     1,354         0.02         1.40 - 2.25      (2.08) - 7.70
                                         2004     859  1.124 - 1.420     1,087         0.32         1.40 - 2.15      (1.46) - 9.48
                                         2003     208  1.140 - 1.439       266         0.02         1.40 - 2.00       2.93 - 42.50

LMPVPII Aggressive Growth                2007      --  1.210 - 1.809        --           --         1.40 - 2.15        3.37 - 3.59
   Subaccount (Class I) (a)              2006   1,761  1.170 - 1.750     2,871           --         1.40 - 2.15        8.72 - 9.59
                                         2005   1,727  1.076 - 1.607     2,598           --         1.40 - 2.15        0.65 - 8.35
                                         2004   1,119  1.120 - 1.492     1,573           --         1.40 - 2.15       4.89 - 14.98
                                         2003     376  1.047 - 1.395       499           --         1.40 - 2.15       6.85 - 38.13

LMPVIT Adjustable Rate                   2007     104  1.006 - 1.033       106         3.53         1.40 - 2.00      (0.69) - 0.00
   Income Subaccount                     2006     150  1.013 - 1.033       153         3.72         1.40 - 2.00        2.01 - 2.68
                                         2005     200  0.993 - 1.006       200         3.84         1.40 - 2.00        0.40 - 0.90
                                         2004     108  0.989 - 0.997       108         2.07         1.40 - 2.00    (0.60) - (0.20)
                                         2003      14          0.999        14         2.12                1.40             (0.10)

LMPVIT Diversified Strategic             2007   4,717          1.442     6,802         4.86                1.40               0.56
   Income Subaccount                     2006   5,539          1.434     7,942         5.46                1.40               3.91
                                         2005   6,961          1.380     9,603         5.23                1.40               1.17
                                         2004   8,191          1.364    11,175         4.48                1.40               5.25
                                         2003  10,456          1.296    13,552         5.83                1.40              10.20

LMPVIT Global High Yield Bond            2007   2,434  1.065 - 1.648     3,522         6.96         1.40 - 2.25    (2.31) - (1.44)
   Subaccount (Class I)                  2006   2,563  1.087 - 1.672     3,793         5.83         1.40 - 2.25        8.21 - 9.07
                                         2005   2,635  1.003 - 1.533     3,655         6.58         1.40 - 2.25        0.10 - 3.89
                                         2004   2,049  1.161 - 1.497     2,865         7.72         1.40 - 2.15        3.09 - 9.51
                                         2003   1,285  1.068 - 1.367     1,694         9.26         1.40 - 2.15       5.22 - 22.49

LMPVIT Strategic Bond                    2007   5,975  1.018 - 1.519     7,558         4.68         1.40 - 2.25      (0.29) - 0.60
   Subaccount (Class I)                  2006   6,312  1.021 - 1.510     8,029         5.38         1.40 - 2.25        2.71 - 3.57
                                         2005   6,557  0.993 - 1.458     8,127         5.21         1.40 - 2.25      (0.20) - 1.04
                                         2004   5,516  1.059 - 1.443     6,938         5.43         1.40 - 2.25        0.94 - 5.17
                                         2003   3,592  1.014 - 1.372     4,508         6.46         1.40 - 2.15       2.63 - 11.64

Lord Abbett Growth and Income            2007      --          1.693        --           --                1.40               3.99
   Subaccount (Class VC) (a)             2006     135          1.628       220         1.15                1.40              15.63
                                         2005     228          1.408       322         1.03                1.40               1.88
                                         2004     205          1.382       283         1.65                1.40              11.09
                                         2003      75          1.244        93         1.56                1.40              24.40

                                                       AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  -------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS     LOWEST TO    NET ASSETS     INCOME          LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  ----------------
Lord Abbett Mid-Cap Value                2007      --  1.960 - 2.007        --           --         1.40 - 2.00       10.11 - 10.27
   Subaccount (Class VC) (a)             2006     191  1.780 - 1.820       348         0.50         1.40 - 2.00       10.01 - 10.71
                                         2005     187  1.618 - 1.644       307         0.55         1.40 - 2.00         6.10 - 6.68
                                         2004      97  1.525 - 1.541       150         0.53         1.40 - 2.00       15.32 - 22.30
                                         2003      53  1.255 - 1.260        66         1.37         1.40 - 2.00       14.09 - 26.00

MIST Batterymarch Mid-Cap Stock          2007   3,137  1.872 - 2.593     8,065         0.32         1.40 - 1.80         4.12 - 4.56
   Subaccount (Class A)                  2006   4,126  1.798 - 2.480    10,159           --         1.40 - 1.80     (4.87) - (4.65)

MIST BlackRock High Yield                2007   6,091  1.402 - 1.624     9,883        10.68         1.29 - 1.89         0.72 - 1.31
   Subaccount (Class A)                  2006   7,230  1.392 - 1.603    11,578           --         1.40 - 2.00         5.14 - 5.53

MIST BlackRock Large-Cap Core
   Subaccount (Class E) (b)              2007     845  1.189 - 1.823     1,025           --         1.40 - 1.80       (0.22) - 0.00

MIST BlackRock Large-Cap Core            2007      --  1.190 - 1.827        --         0.67         1.40 - 1.80         4.76 - 4.97
   Subaccount (Class A) (a)              2006   1,204  1.135 - 1.744     1,389           --         1.40 - 1.80         5.76 - 6.00

MIST Dreman Small-Cap Value              2007     206  1.189 - 1.320       260           --         1.55 - 2.25     (3.19) - (2.51)
   Subaccount (Class A)                  2006     173  1.226 - 1.357       222         0.54         1.55 - 2.25        6.07 - 10.78

MIST Harris Oakmark International        2007   7,899  1.543 - 1.990    12,199         0.95         1.39 - 1.79     (2.64) - (2.28)
   Subaccount (Class A)                  2006   9,783  1.579 - 2.044    15,456           --         1.36 - 1.76       10.07 - 10.34

MIST Janus Forty Subaccount (Class A)    2007  12,361  2.224 - 2.843    35,126         0.18         1.40 - 2.00       27.82 - 28.64
                                         2006  16,286  1.740 - 2.210    35,973           --         1.40 - 2.00         2.29 - 2.65

MIST Legg Mason Partners Managed         2007      55          1.265        70         3.57                1.40                4.89
   Assets Subaccount (Class A)           2006     234          1.140       283           --                1.40                5.79

MIST Lord Abbett Bond Debenture          2007   7,077  1.462 - 1.774    12,541         5.37         1.40 - 2.00         4.73 - 5.34
   Subaccount (Class A)                  2006   7,383  1.396 - 1.684    12,415           --         1.40 - 2.00         4.49 - 4.99

MIST Lord Abbett Growth and Income       2007   6,640  1.091 - 1.106     7,340         0.83         1.15 - 2.00       (2.15) - 2.50
   Subaccount (Class B)                  2006   7,226  1.076 - 1.079     7,797           --         1.15 - 1.55         7.49 - 7.79

MIST Lord Abbett Mid-Cap Value           2007     398  1.054 - 1.065       424         0.10         1.40 - 2.00    (10.37) - (0.75)
   Subaccount (Class B)                  2006      48          1.073        51           --                1.40               13.07

MIST Met/AIM Capital Appreciation        2007   3,423  0.728 - 1.664     2,913         0.09         1.40 - 2.25        9.47 - 10.33
   Subaccount (Class A)                  2006   3,898  0.661 - 1.517     2,993         0.17         1.40 - 2.25     (1.68) - (1.18)

MIST MFS Emerging Markets Equity
   Subaccount (Class A) (b)              2007   3,583  2.030 - 3.945    10,254           --         1.40 - 2.25       24.66 - 25.38

MIST MFS Research International
   Subaccount (Class B) (b)              2007   4,761  1.540 - 2.375     8,756           --         1.40 - 2.25         4.02 - 4.59

MIST MFS Value Subaccount (Class A)      2007     361  1.420 - 1.716       515           --         1.40 - 1.80         0.41 - 6.13
                                         2006     318          1.338       426         1.90                1.40               10.67

MIST Neuberger Berman Real Estate        2007  11,527  1.012 - 1.026    11,804         1.14         1.40 - 2.25   (16.71) - (16.04)
   Subaccount (Class A)                  2006  13,962  1.215 - 1.222    17,042           --         1.40 - 2.25        5.84 - 21.83

MIST PIMCO Inflation Protected Bond
   Subaccount (Class A) (b)              2007     319  1.189 - 1.223       389           --         1.40 - 2.00         5.97 - 6.44

                                                       AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  -------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS     LOWEST TO    NET ASSETS     INCOME          LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  ----------------
MIST Pioneer Fund Subaccount (Class A)   2007      45          1.650        74         0.93                1.40                3.58
                                         2006      43          1.593        69           --                1.40                7.64

MIST Pioneer Strategic Income            2007   1,009  1.406 - 1.622     1,629         0.75         1.40 - 1.80         2.40 - 5.12
   Subaccount (Class A)                  2006   1,434  1.525 - 1.543     2,212         4.43         1.40 - 1.60         3.60 - 3.77

MIST Third Avenue Small Cap Value        2007   1,670  0.975 - 0.985     1,645         0.28         1.40 - 2.00    (10.30) - (4.37)
   Subaccount (Class B)                  2006     411  1.027 - 1.030       423           --         1.40 - 1.80         2.39 - 2.69

MSF BlackRock Aggressive Growth          2007  16,091  1.224 - 1.874    19,987           --         1.40 - 2.00       18.00 - 18.76
   Subaccount (Class D)                  2006  20,560  1.033 - 1.584    21,501           --         1.40 - 2.00     (2.66) - (2.25)

MSF BlackRock Bond Income                2007  17,465  1.126 - 1.526    26,626         3.34         1.40 - 2.00         4.26 - 4.81
   Subaccount (Class A)                  2006  20,733  1.080 - 1.456    30,161           --         1.40 - 2.00         3.55 - 4.00

MSF BlackRock Money Market               2007  20,364  1.040 - 1.276    25,081         4.94         1.40 - 2.15         2.76 - 3.57
   Subaccount (Class A)                  2006  17,021  1.011 - 1.232    20,363         3.28         1.40 - 2.15         1.87 - 2.41

MSF Capital Guardian U.S. Equity
   Subaccount (Class A) (b)              2007   3,027          1.087     3,291           --                1.40              (6.21)

MSF FI Large Cap Subaccount (Class A)    2007  19,990  1.100 - 1.650    32,589         0.17         1.40 - 2.25         1.64 - 2.48
                                         2006  25,963  1.080 - 1.610    41,384           --         1.40 - 2.25         0.96 - 1.51

MSF FI Value Leaders Subaccount
   (Class D)                             2007  15,350  1.119 - 2.067    30,293         0.86         1.40 - 2.25         1.82 - 2.63
                                         2006  18,668  1.097 - 2.014    36,115           --         1.40 - 2.25         2.12 - 2.76

MSF MFS Total Return Subaccount
   (Class F)                             2007  35,835  1.125 - 2.035    68,754         2.01         1.40 - 2.25         1.82 - 2.73
                                         2006  42,406  1.103 - 1.981    79,874           --         1.40 - 2.25         6.42 - 7.02

MSF Neuberger Berman Mid Cap Value
   Subaccount (Class A) (b)              2007   2,087  1.242 - 2.113     3,850           --         1.40 - 2.25     (7.46) - (6.90)

MSF Oppenheimer Global Equity
   Subaccount (Class A) (b)              2007   2,669  1.304 - 1.959     4,657           --         1.40 - 2.25     (1.82) - (1.32)

MSF Oppenheimer Global Equity            2007   9,345  1.087 - 1.103    10,215         0.88         1.40 - 2.25         3.92 - 4.85
   Subaccount (Class B)                  2006   9,841  1.046 - 1.052    10,317           --         1.34 - 2.25         3.26 - 5.62

MSF T. Rowe Price Large Cap Growth       2007   6,233  1.140 - 1.152     7,179         0.20         1.40 - 2.00         6.94 - 7.66
   Subaccount (Class B)                  2006   7,349  1.066 - 1.070     7,865           --         1.40 - 2.00         6.81 - 7.21

MSF Western Asset Management High        2007      --          1.209        --         9.76                1.40                3.96
   Yield Bond Subaccount
   (Class A) (a)                         2006      94          1.163       109           --                1.40                6.31

MSF Western Asset Management U.S.        2007      45          1.115        50         3.15                1.40                3.05
   Government Subaccount (Class A)       2006      95          1.082       102           --                1.25                3.64

UIF Emerging Markets Equity              2007      --  1.747 - 3.914        --           --         1.40 - 2.25         7.29 - 7.59
   Subaccount (Class I) (a)              2006   1,431  1.627 - 3.639     4,027         0.74         1.40 - 2.25       19.72 - 35.23
                                         2005   1,459  1.211 - 2.693     3,073         0.40         1.40 - 2.25        2.86 - 32.05
                                         2004   1,179  1.310 - 2.042     1,910         0.62         1.40 - 2.25        7.93 - 21.44
                                         2003     671  1.081 - 1.684       821           --         1.40 - 2.15        7.55 - 56.22

                                                       AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  -------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS     LOWEST TO    NET ASSETS     INCOME          LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  ----------------
UIF Global Value Equity                  2007      --  1.327 - 1.991       --            --         1.40 - 2.25        6.48 - 6.84
   Subaccount (Class I) (a)              2006   3,075  1.245 - 1.867    5,093          1.64         1.40 - 2.25      18.55 - 19.55
                                         2005   3,174  1.049 - 1.570    4,453          1.05         1.40 - 2.25        2.54 - 4.35
                                         2004   2,673  1.094 - 1.512    3,557          0.73         1.40 - 2.25       3.99 - 14.67
                                         2003   1,820  1.062 - 1.357    2,049            --         1.40 - 2.10       9.09 - 39.26

UIF Core Plus Fixed Income               2007   4,537  1.050 - 1.123    4,969          3.60         1.50 - 2.25        2.82 - 3.69
   Subaccount (Class II)                 2006   4,556  1.019 - 1.083    4,833          4.06         1.50 - 2.25        1.29 - 1.99
                                         2005   4,212  1.004 - 1.062    4,402          3.47         1.50 - 2.25      (0.28) - 2.41
                                         2004   2,212  1.018 - 1.037    2,277          3.57         1.50 - 2.25        1.08 - 2.57
                                         2003     328  1.000 - 1.011      331          0.04         1.50 - 2.15        0.10 - 2.43

UIF Equity Growth Subaccount (Class I)   2007   1,698  0.891 - 1.850    2,218            --         1.40 - 2.15      19.23 - 20.24
                                         2006   1,977  0.742 - 1.547    2,099            --         1.40 - 2.15        1.95 - 2.60
                                         2005   2,232  0.725 - 1.514    2,234          0.49         1.40 - 2.15       9.57 - 14.20
                                         2004   2,264  0.636 - 1.333    1,915          0.17         1.40 - 2.15       5.48 - 11.15
                                         2003   2,065  0.600 - 1.261    1,446            --         1.40 - 2.10       8.25 - 23.06

UIF Mid Cap Growth Subaccount (Class I)  2007   1,737  1.018 - 2.519    2,956            --         1.40 - 2.25      19.99 - 20.98
                                         2006   1,672  0.843 - 2.093    2,334            --         1.40 - 2.25        6.78 - 7.70
                                         2005   1,973  0.784 - 1.952    2,555            --         1.40 - 2.25       9.51 - 23.89
                                         2004   1,845  0.678 - 1.692    1,976            --         1.40 - 2.15      19.05 - 22.46
                                         2003   1,660  0.566 - 1.418    1,332            --         1.40 - 2.15       2.84 - 39.80

UIF Small Company Growth                 2007     905  1.152 - 1.980    1,651            --         1.50 - 2.25        0.58 - 1.38
   Subaccount (Class II)                 2006     956  1.143 - 1.953    1,719            --         1.50 - 2.25     (3.44) - 10.15
                                         2005     922  1.043 - 1.773    1,540            --         1.50 - 2.25     (0.48) - 11.23
                                         2004     468  1.134 - 1.594      731            --         1.50 - 2.25      16.37 - 27.27
                                         2003      65  1.228 - 1.360       88            --         1.60 - 2.15       5.35 - 36.00

UIF U.S. Mid Cap Value                   2007      --  1.340 - 2.277       --            --         1.40 - 2.25        6.50 - 6.74
   Subaccount (Class I) (a)              2006   2,398  1.258 - 2.137    4,480          0.28         1.40 - 2.25      18.01 - 19.05
                                         2005   2,703  1.064 - 1.804    4,266          0.32         1.40 - 2.25       1.43 - 10.76
                                         2004   2,694  1.127 - 1.637    3,870          0.02         1.40 - 2.25       5.62 - 15.84
                                         2003   2,439  1.195 - 1.456    3,058            --         1.40 - 2.15       9.98 - 39.50

UIF Value Subaccount (Class I)           2007   1,769  1.400 - 1.783    2,725          1.86         1.40 - 2.15    (5.12) - (4.38)
                                         2006   1,980  1.467 - 1.875    3,202          1.72         1.40 - 2.15      14.38 - 15.22
                                         2005   2,243  1.275 - 1.635    3,101          1.35         1.40 - 2.15        2.37 - 3.12
                                         2004   2,173  1.239 - 1.593    2,887          1.00         1.40 - 2.15      13.33 - 16.19
                                         2003   1,812  1.069 - 1.378    1,992            --         1.40 - 2.10       9.20 - 38.71

Morgan Stanley Dividend Growth           2007     542  1.317 - 1.349      720          1.02         1.60 - 2.15        1.69 - 2.27
   Subaccount (Class Y)                  2006     523  1.295 - 1.319      681          1.15         1.60 - 2.15        8.46 - 9.10
                                         2005     533  1.194 - 1.209      639          1.13         1.60 - 2.15        3.11 - 3.69
                                         2004     304  1.158 - 1.166      353          2.45         1.60 - 2.15        5.36 - 6.48
                                         2003       1          1.095        1          0.69                1.60               9.50

Morgan Stanley Equity Subaccount
   (Class Y)                             2007     189  1.480 - 1.613      304          0.15         2.00 - 2.25      16.54 - 16.80
                                         2006     162  1.270 - 1.399      223            --         2.00 - 2.25        1.60 - 2.27
                                         2005     171  1.250 - 1.368      231            --         1.60 - 2.25      15.31 - 16.03
                                         2004     149  1.084 - 1.179      173          0.60         1.60 - 2.25       0.60 - 20.98
                                         2003       2          1.080        2          0.04                1.60               8.00

                                                       AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  -------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS     LOWEST TO    NET ASSETS     INCOME          LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  ----------------
Morgan Stanley S&P 500 Index             2007     649  1.184 - 1.430       897         1.47         1.55 - 2.20        2.68 - 3.36
   Subaccount (Class Y)                  2006     932  1.151 - 1.384     1,260         1.42         1.55 - 2.20      12.76 - 13.44
                                         2005     986  1.019 - 1.220     1,182         1.65         1.55 - 2.20      (1.15) - 3.70
                                         2004   1,038  1.179 - 1.187     1,226         0.46         1.60 - 2.15        7.97 - 8.50
                                         2003     175  1.092 - 1.094       191           --         1.60 - 2.15        5.41 - 9.40

PIMCO VIT Real Return Subaccount         2007      --  1.121 - 1.148        --         1.55         1.40 - 2.00        1.89 - 2.04
   (Administrative Class) (a)            2006     339  1.100 - 1.125       381         4.20         1.40 - 2.00    (1.35) - (0.71)
                                         2005     533  1.115 - 1.133       604         2.76         1.40 - 2.00        0.09 - 0.71
                                         2004     564  1.114 - 1.125       635         1.01         1.40 - 2.00        1.72 - 7.35
                                         2003      64  1.044 - 1.048        67         0.48         1.40 - 2.00        4.50 - 4.80

PIMCO VIT Total Return Subaccount        2007  13,915  1.159 - 1.346    18,673         4.80         1.40 - 1.80        6.82 - 7.25
   (Administrative Class)                2006  15,062  1.085 - 1.255    18,865         4.41         1.40 - 1.80        1.97 - 2.37
                                         2005  16,957  1.064 - 1.226    20,747         3.39         1.40 - 1.80        0.66 - 1.07
                                         2004  18,739  1.057 - 1.213    22,700         1.88         1.40 - 1.80        3.02 - 3.41
                                         2003  20,964  1.026 - 1.173    24,563         2.86         1.40 - 1.80        1.58 - 3.62

Putnam VT Discovery Growth               2007     333          0.974       324           --                1.40               8.83
   Subaccount (Class IB)                 2006     268          0.895       240           --                1.40        9.26 - 9.55
                                         2005     272          0.817       223           --                1.40               5.69
                                         2004     306  0.767 - 0.773       237           --         1.40 - 1.60        5.79 - 6.18
                                         2003     310  0.725 - 0.728       226           --         1.40 - 1.60      29.93 - 30.00

Putnam VT International Equity           2007      --  1.507 - 2.277        --         2.85         1.40 - 1.80        8.17 - 8.38
   Subaccount (Class IB) (a)             2006   2,764  1.392 - 2.105     3,900         0.55         1.40 - 1.80      25.45 - 25.94
                                         2005   2,132  1.108 - 1.678     2,390         1.41         1.40 - 1.80      10.25 - 10.58
                                         2004   2,071  1.003 - 1.522     2,099         1.38         1.40 - 1.80      14.09 - 14.63
                                         2003   1,972  0.877 - 1.334     1,746         0.82         1.40 - 1.80      26.37 - 37.67

Putnam VT Small Cap Value                2007      --  2.077 - 2.479        --         0.54         1.40 - 2.00        6.64 - 6.86
   Subaccount (Class IB) (a)             2006   1,161  1.945 - 2.323     2,295         0.34         1.40 - 2.00      14.96 - 15.64
                                         2005   1,450  1.685 - 2.016     2,477         0.18         1.40 - 2.00        4.92 - 5.59
                                         2004   1,636  1.599 - 1.918     2,646         0.34         1.40 - 2.00      23.69 - 24.40
                                         2003   1,612  1.288 - 1.547     2,095         0.31         1.40 - 2.00      24.36 - 47.66

Van Kampen LIT Comstock                  2007     227          1.535       349         1.93                1.40             (3.46)
   Subaccount (Class I)                  2006     340          1.590       541         1.47                1.40              14.72
                                         2005     414          1.386       574         1.16                1.40               2.90
                                         2004     354          1.347       477         1.00                1.40              16.12
                                         2003     347          1.160       402         1.03                1.40              29.18

Van Kampen LIT Comstock                  2007  16,749  1.116 - 1.719    24,880         1.60         1.40 - 2.25    (4.51) - (3.64)
   Subaccount (Class II)                 2006  18,546  1.168 - 1.792    28,582         1.29         1.40 - 2.25      13.45 - 14.43
                                         2005  19,792  1.028 - 1.572    26,726         0.91         1.40 - 2.25        1.77 - 2.79
                                         2004  16,408  1.132 - 1.538    21,722         0.67         1.40 - 2.25      12.42 - 15.82
                                         2003  11,515  1.043 - 1.333    12,634         0.74         1.40 - 2.15       7.57 - 31.94

Van Kampen LIT Enterprise                2007     382          0.986       377         0.44                1.40              11.16
   Subaccount (Class I)                  2006     546          0.887       485         0.46                1.40               5.60
                                         2005     671          0.840       564         0.75                1.40               6.60
                                         2004     928          0.788       731         0.39                1.40               2.60
                                         2003     993          0.768       762         0.54                1.40              24.07

                                                       AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  -------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS     LOWEST TO    NET ASSETS     INCOME          LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  ----------------
Van Kampen LIT Enterprise                2007     760  0.842 - 1.581       849         0.15         1.40 - 2.10      10.13 - 10.91
   Subaccount (Class II)                 2006     840  0.761 - 1.433       839         0.20         1.40 - 2.10        4.56 - 5.34
                                         2005   1,211  0.724 - 1.368     1,162         0.51         1.40 - 2.10        5.59 - 6.25
                                         2004   1,418  0.682 - 1.293     1,250         0.12         1.40 - 2.10        1.66 - 4.20
                                         2003   1,159  0.668 - 1.269       888         0.25         1.40 - 2.10      18.27 - 24.46

Van Kampen LIT Government                2007     528          1.437       759         4.69                1.40               5.82
   Subaccount (Class I)                  2006     683          1.358       927         4.58                1.40               1.88
                                         2005     777          1.333     1,035         4.35                1.40               2.15
                                         2004     951          1.305     1,241         5.01                1.40               2.68
                                         2003   1,195          1.271     1,519         5.08                1.40               0.39

Van Kampen LIT Government                2007   4,956  1.057 - 1.275     5,940         4.41         1.40 - 2.20        4.65 - 5.55
   Subaccount (Class II)                 2006   5,050  1.010 - 1.208     5,778         4.59         1.40 - 2.20        0.89 - 1.68
                                         2005   6,027  1.000 - 1.188     6,822         3.80         1.40 - 2.20        0.20 - 1.80
                                         2004   6,202  0.995 - 1.167     6,925         4.62         1.40 - 2.15        1.63 - 2.46
                                         2003   6,451  0.979 - 1.139     7,090         4.00         1.40 - 2.15      (1.78) - 0.20

Van Kampen LIT Growth and Income         2007     464          1.897       880         1.76                1.40               1.39
   Subaccount (Class I)                  2006     705          1.871     1,320         1.23                1.40              14.57
                                         2005     922          1.633     1,505         1.16                1.40               8.50
                                         2004   1,080          1.505     1,625         0.98                1.40              12.73
                                         2003   1,138          1.335     1,518         0.98                1.40              26.30

Van Kampen LIT Growth and Income         2007   7,501  1.186 - 1.810    11,929         1.39         1.40 - 2.25        0.22 - 1.06
   Subaccount (Class II)                 2006   7,994  1.181 - 1.799    12,666         0.98         1.40 - 2.25      13.40 - 14.39
                                         2005   8,516  1.039 - 1.581    11,884         0.83         1.40 - 2.25       0.97 - 10.35
                                         2004   7,609  1.135 - 1.469     9,799         0.67         1.40 - 2.15       9.91 - 12.50
                                         2003   5,585  1.010 - 1.312     6,191         0.66         1.40 - 2.15       9.99 - 30.42

Van Kampen LIT Strategic Growth          2007     329          1.595       525         0.05                1.40              15.33
   Subaccount (Class I)                  2006     473          1.383       654           --                1.40               1.39
                                         2005     525          1.364       716         0.27                1.40               6.48
                                         2004     619          1.281       793           --                1.40               5.52
                                         2003     699          1.214       848           --                1.40              25.54

Van Kampen LIT Strategic Growth          2007   4,799  0.709 - 1.600     5,190           --         1.40 - 2.25      14.04 - 15.04
   Subaccount (Class II)                 2006   5,197  0.618 - 1.398     4,873           --         1.40 - 2.25        0.36 - 1.13
                                         2005   5,853  0.612 - 1.389     5,459         0.01         1.40 - 2.25        2.68 - 6.40
                                         2004   5,749  0.578 - 1.315     4,890           --         1.40 - 2.15        4.50 - 6.67
                                         2003   4,599  0.550 - 1.255     3,091           --         1.40 - 2.15       1.56 - 25.40

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

6. SCHEDULES OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                    AMERICAN FUNDS
                            AIM V.I. CORE EQUITY     GLOBAL GROWTH    AMERICAN FUNDS GROWTH
                                SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                (SERIES I)            (CLASS 2)            (CLASS 2)
                           ---------------------  ------------------   ------------------
                            2007 (a)      2006      2007      2006       2007      2006
                           ----------   --------  --------  --------   --------  --------
Accumulation and
   annuity units
   beginning of year        3,620,006         --   283,641    69,546    637,745   434,911
Accumulation units issued
   and transferred from
   other funding options       53,372  3,965,177   251,699   340,659    142,347   311,676
Accumulation units
   redeemed and
   transferred to other
   funding options         (3,673,378)  (345,171) (149,131) (126,564)  (260,701) (108,842)
Annuity units                      --         --        --        --         --        --
                           ----------  ---------  --------  --------   --------  --------
Accumulation and
   annuity units
   end of year                     --  3,620,006   386,209   283,641    519,391   637,745
                           ==========  =========  ========  ========   ========  ========

                                 DREYFUS VIF                              DWSII INTERNATIONAL
                             DEVELOPING LEADERS    DWSI GROWTH & INCOME      SELECT EQUITY
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                              (INITIAL SHARES)           (CLASS B)             (CLASS B)
                           ----------------------   -----------------    ---------------------
                              2007        2006       2007 (a)   2006      2007 (a)      2006
                           ----------  ----------   --------  -------    ----------   --------
Accumulation and
   annuity units
   beginning of year        9,921,255  11,248,926    484,963  512,794     2,313,500  2,267,116
Accumulation units issued
   and transferred from
   other funding options      604,276     395,012     15,252   11,206       128,208    255,812
Accumulation units
   redeemed and
   transferred to
   other funding options   (2,457,462) (1,722,683)  (500,215) (39,037)   (2,441,708)  (209,428)
Annuity units                      --          --         --       --            --         --
                           ----------  ----------   --------  -------    ----------  ---------
Accumulation and
   annuity units
   end of year              8,068,069   9,921,255         --  484,963            --  2,313,500
                           ==========  ==========   ========  =======    ==========  =========

(a) For the period January 1,  2007 to April 27,  2007.

(b) For the period April 30, 2007 to December 31, 2007.

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                             AMERICAN FUNDS                                 DREYFUS VIF
                              GROWTH-INCOME      CREDIT SUISSE TRUST       APPRECIATION
                               SUBACCOUNT         EMERGING MARKETS          SUBACCOUNT
                               (CLASS 2)            SUBACCOUNT            (INITIAL SHARES)
                           ------------------  ---------------------  ----------------------
                             2007      2006     2007 (a)     2006        2007        2006
                           --------  --------  ----------  ---------  ----------  ----------
Accumulation and
   annuity units
   beginning of year        972,645   932,223   2,486,413  2,014,405   6,591,458   7,815,843
Accumulation units issued
   and transferred from
   other funding options    154,648   320,549     138,097  1,286,353     103,137     234,718
Accumulation units
   redeemed and
   transferred to other
   funding options         (224,092) (280,127) (2,624,510)  (814,345) (1,750,887) (1,459,103)
Annuity units                    --        --          --         --          --          --
                           --------  --------  ----------  ---------  ----------  ----------
Accumulation and
   annuity units
   end of year              903,201   972,645          --  2,486,413   4,943,708   6,591,458
                           ========  ========  ==========  =========  ==========  ==========

                                                    FIDELITY VIP DYNAMIC CAPITAL
                           FIDELITY VIP CONTRAFUND          APPRECIATION           FIDELITY VIP MID CAP
                                 SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                              (SERVICE CLASS 2)           (SERVICE CLASS 2)           (SERVICE CLASS 2)
                           ----------------------   ----------------------------  ----------------------
                               2007      2006              2007      2006              2007       2006
                           ----------  ----------        --------  --------       ----------  ----------
Accumulation and
   annuity units
   beginning of year       20,859,146  20,250,210         420,072   442,327       12,875,617  12,355,812
Accumulation units issued
   and transferred from
   other funding options    1,470,402   3,587,449              --    97,043          776,091   2,305,199
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,162,548) (2,978,513)       (164,166) (119,298)      (2,506,138) (1,785,394)
Annuity units                      --          --              --        --               --          --
                           ----------  ----------        --------  --------       ----------  ----------
Accumulation and
   annuity units
   end of year             19,167,000  20,859,146         255,906   420,072       11,145,570  12,875,617
                           ==========  ==========        ========  ========       ==========  ==========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           FTVIPT TEMPLETON DEVELOPING   FTVIPT TEMPLETON
                                MARKETS SECURITIES      FOREIGN SECURITIES   JANUS ASPEN FORTY
                                    SUBACCOUNT              SUBACCOUNT          SUBACCOUNT
                                    (CLASS 2)                (CLASS 2)       (SERVICE SHARES)
                           ---------------------------  ------------------  -------------------
                                 2007      2006           2007      2006      2007      2006
                               --------  --------       --------  --------  --------  ---------
Accumulation and
   annuity units
   beginning of year            226,762   444,083        207,032   239,442   974,197  1,089,739
Accumulation units issued
   and transferred from
   other funding options        212,229   276,813        321,171   200,240    71,695     89,615
Accumulation units
   redeemed and
   transferred to other
   funding options             (147,089) (494,134)      (164,674) (232,650) (191,752)  (205,157)
Annuity units                        --        --             --        --        --         --
                               --------  --------       --------  --------  --------  ---------
Accumulation and
   annuity units
   end of year                  291,902   226,762        363,529   207,032   854,140    974,197
                               ========  ========       ========  ========  ========  =========

                                JANUS ASPEN
                              WORLDWIDE GROWTH     LMPVET AGGRESSIVE GROWTH   LMPVET APPRECIATION
                                 SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                              (SERVICE SHARES)             (CLASS I)               (CLASS I)
                           ----------------------  ------------------------  ----------------------
                               2007       2006         2007        2006         2007       2006
                           ----------  ----------  -----------  -----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year        9,880,010  11,417,824   27,151,602  30,287,420   12,793,336  14,888,561
Accumulation units issued
   and transferred from
   other funding options      815,275     910,980    2,301,810   1,017,985      122,615     243,566
Accumulation units
   redeemed and
   transferred to other
   funding options         (2,779,296) (2,448,794)  (4,255,864) (4,153,803)  (2,420,403) (2,337,641)
Annuity units                      --          --           --          --       (1,561)     (1,150)
                           ----------  ----------  -----------  -----------  ----------  ----------
Accumulation and
   annuity units
   end of year              7,915,989   9,880,010   25,197,548  27,151,602   10,493,987  12,793,336
                           ==========  ==========  ===========  ==========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                              JANUS ASPEN             JANUS ASPEN           JANUS ASPEN
                           GLOBAL LIFE SCIENCES     GLOBAL TECHNOLOGY      MID CAP VALUE
                               SUBACCOUNT              SUBACCOUNT           SUBACCOUNT
                            (SERVICE SHARES)        (SERVICE SHARES)     (SERVICE SHARES)
                           --------------------  ----------------------  ----------------
                             2007       2006        2007        2006       2007    2006
                           ---------  ---------  ----------  ----------  -------  -------
Accumulation and
   annuity units
   beginning of year       2,737,036  3,165,066   7,252,411   7,934,525  405,156  461,266
Accumulation units issued
   and transferred from
   other funding options     228,253    222,162     700,407   1,281,180    6,904   21,161
Accumulation units
   redeemed and
   transferred to other
   funding options          (564,334)  (650,192) (1,708,969) (1,963,294) (26,299) (77,271)
Annuity units                     --         --          --          --       --       --
                           ---------  ---------  ----------  ----------  -------  -------
Accumulation and
   annuity units
   end of year             2,400,955  2,737,036   6,243,849   7,252,411  385,761  405,156
                           =========  =========  ==========  ==========  =======  =======

                                                          LMPVET
                            LMPVET EQUITY INDEX      FUNDAMENTAL VALUE        LMPVET INVESTORS
                                SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                                (CLASS II)              (CLASS I)                 (CLASS I)
                           ----------------------  ----------------------  ----------------------
                              2007        2006        2007        2006        2007        2006
                           ----------  ----------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year       12,482,462  14,507,674  20,470,716  23,517,339  14,037,403  16,170,148
Accumulation units issued
   and transferred from
   other funding options      179,651     298,197  12,812,871     473,353     158,111     339,293
Accumulation units
   redeemed and
   transferred to other
   funding options         (3,694,860) (2,323,409) (4,628,554) (3,519,976) (2,512,262) (2,472,038)
Annuity units                      --          --          --          --          --          --
                           ----------  ----------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   end of year              8,967,253  12,482,462  28,655,033  20,470,716  11,683,252  14,037,403
                           ==========  ==========  ==========  ==========  ==========  ==========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           LMPVET LARGE CAP GROWTH  LMPVET SMALLCAP GROWTH       LMPVET
                                 SUBACCOUNT               SUBACCOUNT        SOCIAL AWARENESS
                                  (CLASS I)                (CLASS I)           SUBACCOUNT
                           -----------------------  ----------------------  ----------------
                              2007         2006        2007        2006      2007     2006
                           ----------  -----------  ----------  ----------  ------  --------
Accumulation and
   annuity units
   beginning of year       3,679,357    4,321,426   3,403,341   3,694,249       --     --
Accumulation units issued
   and transferred from
   other funding options     999,400      489,474      93,937     419,240   24,008     --
Accumulation units
   redeemed and
   transferred to other
   funding options          (530,823)  (1,131,543)   (407,541)   (710,148)      --     --
Annuity units                     --           --          --          --       --     --
                           ---------   ----------   ---------   ---------   ------    ---
Accumulation and
   annuity units
   end of year             4,147,934    3,679,357   3,089,737   3,403,341   24,008     --
                           =========   ==========   =========   =========   ======    ===

                                   LMPVPII
                              AGGRESSIVE GROWTH             LMPVIT            LMPVIT DIVERSIFIED
                                  SUBACCOUNT        ADJUSTABLE RATE INCOME     STRATEGIC INCOME
                                  (CLASS I)               SUBACCOUNT              SUBACCOUNT
                           -----------------------  ----------------------  ----------------------
                            2007 (a)      2006         2007        2006        2007        2006
                           ----------  -----------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year        1,761,248   1,727,396     149,819     199,503   5,539,069    6,960,623
Accumulation units issued
   and transferred from
   other funding options       39,558     135,781      20,374          11      25,849      107,574
Accumulation units
   redeemed and
   transferred to other
   funding options         (1,800,806)   (101,929)    (66,387)    (49,695)   (847,775)  (1,529,128)
Annuity units                      --          --          --          --          --           --
                           ----------   ---------     -------     -------   ---------   ----------
Accumulation and
   annuity units
   end of year                     --   1,761,248     103,806     149,819   4,717,143    5,539,069
                           ==========   =========     =======     =======   =========   ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                                                           LMPVPII
                                  LMPVPI ALL CAP      GROWTH AND INCOME   LMPVPI LARGE CAP GROWTH
                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                    (CLASS I)             (CLASS I)              (CLASS I)
                           -------------------------  ------------------  -----------------------
                              2007 (a)       2006     2007 (a)    2006     2007 (a)      2006
                           ------------  -----------  --------  --------  ---------  ------------
Accumulation and
   annuity units
   beginning of year        11,576,506   12,673,068    28,271    45,529    888,043    1,048,960
Accumulation units issued
   and transferred from
   other funding options        94,723      394,888        48     2,203     21,877       96,098
Accumulation units
   redeemed and
   transferred to other
   funding options         (11,671,229)  (1,491,450)  (28,319)  (19,461)  (909,920)    (257,015)
Annuity units                       --           --        --        --         --           --
                           -----------   ----------   -------   -------   --------    ---------
Accumulation and
   annuity units
   end of year                      --   11,576,506        --    28,271         --      888,043
                           ===========   ==========   =======   =======   ========    =========

                                LMPVIT GLOBAL                                   LORD ABBETT
                               HIGH YIELD BOND      LMPVIT STRATEGIC BOND    GROWTH AND INCOME
                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  (CLASS I)               (CLASS I)              (CLASS VC)
                           ----------------------  -----------------------  --------------------
                              2007        2006        2007         2006      2007 (a)     2006
                           ----------  ----------  ----------  -----------  ---------  ---------
Accumulation and
   annuity units
   beginning of year       2,563,016   2,635,210   6,312,329    6,556,534    134,945    228,478
Accumulation units issued
   and transferred from
   other funding options     241,820     331,966     255,341      990,051      6,104     80,894
Accumulation units
   redeemed and
   transferred to other
   funding options          (370,448)   (404,160)   (592,182)  (1,234,256)  (141,049)  (174,427)
Annuity units                     --          --          --           --         --         --
                           ---------   ---------   ---------   ----------   --------   --------
Accumulation and
   annuity units
   end of year             2,434,388   2,563,016   5,975,488    6,312,329         --    134,945
                           =========   =========   =========   ==========   ========   ========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                              LORD ABBETT       MIST BATTERYMARCH         MIST BLACKROCK
                             MID-CAP VALUE        MID-CAP STOCK             HIGH YIELD
                              SUBACCOUNT           SUBACCOUNT               SUBACCOUNT
                              (CLASS VC)            (CLASS A)                (CLASS A)
                           -----------------  ---------------------  ----------------------
                           2007 (a)    2006      2007        2006       2007        2006
                           --------  -------  ----------  ---------  ----------  ----------
Accumulation and
   annuity units
   beginning of year        191,497  186,618   4,125,605         --   7,229,713          --
Accumulation units issued
   and transferred from
   other funding options     17,627   83,253     161,857  4,705,003     226,161   8,386,621
Accumulation units
   redeemed and
   transferred to other
   funding options         (209,124) (78,374) (1,150,653)  (579,398) (1,365,005) (1,156,908)
Annuity units                    --       --          --         --          --          --
                           --------  -------  ----------  ---------  ----------  ----------
Accumulation and
   annuity units
   end of year                   --  191,497   3,136,809  4,125,605   6,090,869   7,229,713
                           ========  =======  ==========  =========  ==========  ==========

                             MIST HARRIS OAKMARK                           MIST LEGG MASON PARTNERS
                                INTERNATIONAL          MIST JANUS FORTY         MANAGED ASSETS
                                 SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                  (CLASS A)                (CLASS A)               (CLASS A)
                           ----------------------  ----------------------  ------------------------
                              2007        2006        2007        2006            2007      2006
                           ----------  ----------  ----------  ----------       --------  -------
Accumulation and
   annuity units
   beginning of year        9,783,267          --  16,285,731          --        234,209       --
Accumulation units issued
   and transferred from
   other funding options    1,419,914  11,400,624     225,192  19,719,239         27,476  264,303
Accumulation units
   redeemed and
   transferred to other
   funding options         (3,304,144) (1,617,357) (4,149,164) (3,439,548)      (206,471) (30,094)
Annuity units                      --          --        (650)      6,040             --       --
                           ----------  ----------  ----------  ----------       --------  -------
Accumulation
   and annuity units
   end of year              7,899,037   9,783,267  12,361,109  16,285,731         55,214  234,209
                           ==========  ==========  ==========  ==========       ========  =======

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period April 30, 2007 to December 31, 2007.

                            MIST BLACKROCK      MIST BLACKROCK       MIST DREMAN
                            LARGE-CAP CORE      LARGE-CAP CORE     SMALL-CAP VALUE
                              SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                               (CLASS E)           (CLASS A)          (CLASS A)
                           ---------------  ---------------------  ----------------
                           2007 (b)   2006   2007 (a)     2006       2007     2006
                           ---------  ----  ----------  ---------  -------  -------
Accumulation and
   annuity units
   beginning of year              --    --   1,204,057         --  172,506       --
Accumulation units issued
   and transferred from
   other funding options   1,118,446    --       8,054  1,650,756   36,730  234,833
Accumulation units
   redeemed and
   transferred to other
   funding options          (273,353)   --  (1,212,111)  (446,699)  (2,890) (62,327)
Annuity units                     --    --          --         --       --       --
                           ---------   ---  ----------  ---------  -------  -------
Accumulation and
   annuity units
   end of year               845,093    --          --  1,204,057  206,346  172,506
                           =========   ===  ==========  =========  =======  =======

                            MIST LORD ABBETT BOND     MIST LORD ABBETT     MIST LORD ABBETT
                                  DEBENTURE           GROWTH AND INCOME      MID-CAP VALUE
                                 SUBACCOUNT              SUBACCOUNT           SUBACCOUNT
                                  (CLASS A)               (CLASS B)            (CLASS B)
                           ----------------------  ----------------------  ----------------
                              2007        2006        2007        2006       2007    2006
                           ----------  ----------  ----------  ----------  -------  ------
Accumulation and
   annuity units
   beginning of year        7,382,669          --   7,225,866          --   47,706      --
Accumulation units issued
   and transferred from
   other funding options      751,688   8,754,916   1,309,294   8,357,208  422,125  48,395
Accumulation units
   redeemed and
   transferred to other
   funding options         (1,057,757) (1,372,247) (1,895,259) (1,131,342) (71,525)   (689)
Annuity units                      --          --          --          --       --      --
                           ----------  ----------  ----------  ----------  -------  ------
Accumulation
   and annuity units
   end of year              7,076,600   7,382,669   6,639,901   7,225,866  398,306  47,706
                           ==========  ==========  ==========  ==========  =======  ======

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               MIST MET/AIM      MIST MFS EMERGING         MIST MFS
                           CAPITAL APPRECIATION    MARKETS EQUITY   RESEARCH INTERNATIONAL
                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                 (CLASS A)           (CLASS A)             (CLASS B)
                           --------------------  -----------------  ----------------------
                             2007        2006      2007 (b)  2006        2007 (b)  2006
                           ---------  ---------   ---------  ----       ---------  ----
Accumulation and annuity
   units beginning of
   year                    3,898,115         --          --   --               --   --
Accumulation units issued
   and transferred from
   other funding options     158,880  4,362,965   4,579,813   --        5,587,722   --
Accumulation units
   redeemed and
   transferred to other
   funding options          (633,931)  (464,850)   (996,471)  --         (826,526)  --
Annuity units                     --         --          --   --               --   --
                           ---------  ---------   ---------  ---        ---------  ---
Accumulation and annuity
   units end of year       3,423,064  3,898,115   3,583,342   --        4,761,196   --
                           =========  =========   =========  ===        =========  ===

                                                  MIST PIONEER       MIST THIRD AVENUE
                           MIST PIONEER FUND    STRATEGIC INCOME      SMALL CAP VALUE
                               SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                               (CLASS A)            (CLASS A)            (CLASS B)
                           -----------------  --------------------  ------------------
                             2007     2006       2007       2006       2007      2006
                           -------  --------  ---------  ---------  ---------  -------
Accumulation and annuity
   units beginning of
   year                     43,433       --   1,433,858         --    410,941       --
Accumulation units issued
   and transferred from
   other funding options    16,964   54,522     105,778  1,738,424  2,013,767  437,931
Accumulation units
   redeemed and
   transferred to other
   funding options         (15,254) (11,089)   (530,330)  (308,870)  (754,604) (26,990)
Annuity units                   --       --        (358)     4,304         --       --
                           -------  -------   ---------  ---------  ---------  -------
Accumulation and annuity
   units end of year        45,143   43,433   1,008,948  1,433,858  1,670,104  410,941
                           =======  =======   =========  =========  =========  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                                               MIST NEUBERGER BERMAN  MIST PIMCO INFLATION
                             MIST MFS VALUE         REAL ESTATE          PROTECTED BOND
                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                               (CLASS A)             (CLASS A)             (CLASS A)
                           -----------------  ----------------------  --------------------
                             2007      2006      2007        2006        2007 (b)  2006
                           --------  -------  ----------  ----------     --------  ----
Accumulation and annuity
   units beginning of
   year                     318,334       --  13,962,289          --          --    --
Accumulation units issued
   and transferred from
   other funding options    177,734  339,579   1,105,240  15,477,070     348,672    --
Accumulation units
   redeemed and
   transferred to other
   funding options         (134,914) (21,245) (3,540,299) (1,514,781)    (30,063)   --
Annuity units                    --       --          --          --          --    --
                           --------  -------  ----------  ----------     -------   ---
Accumulation and annuity
   units end of year        361,154  318,334  11,527,230  13,962,289     318,609    --
                           ========  =======  ==========  ==========     =======   ===

                                MSF BLACKROCK           MSF BLACKROCK           MSF BLACKROCK
                              AGGRESSIVE GROWTH          BOND INCOME            MONEY MARKET
                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  (CLASS D)               (CLASS A)               (CLASS A)
                           ----------------------  ----------------------  ----------------------
                              2007        2006        2007        2006        2007        2006
                           ----------  ----------  ----------  ----------  ----------  ----------
Accumulation and annuity
   units beginning of
   year                    20,559,722          --  20,732,863          --  17,020,859          --
Accumulation units issued
   and transferred from
   other funding options      256,957  23,914,891     531,480  23,396,434  13,195,620  26,145,004
Accumulation units
   redeemed and
   transferred to other
   funding options         (4,725,545) (3,359,435) (3,799,196) (2,667,551) (9,852,030) (9,124,145)
Annuity units                    (372)      4,266        (325)      3,980          --          --
                           ----------  ----------  ----------  ----------  ----------  ----------
Accumulation and annuity
   units end of year       16,090,762  20,559,722  17,464,822  20,732,863  20,364,449  17,020,859
                           ==========  ==========  ==========  ==========  ==========  ==========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           MSF CAPITAL GUARDIAN
                                U.S. EQUITY         MSF FI LARGE CAP      MSF FI VALUE LEADERS
                                SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                 (CLASS A)              (CLASS A)               (CLASS D)
                           --------------------  ----------------------  ----------------------
                            2007 (b)     2006       2007        2006        2007        2006
                           ---------  ---------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year              --      --     25,962,981          --  18,667,561          --
Accumulation units issued
   and transferred from
   other funding options   3,567,034      --        184,762  30,659,449     508,072  21,852,722
Accumulation units
   redeemed and
   transferred to other
   funding options          (540,177)     --     (6,157,180) (4,699,649) (3,826,013) (3,185,161)
Annuity units                     --      --           (278)      3,181          --          --
                           ---------     ---     ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   end of year             3,026,857      --     19,990,285  25,962,981  15,349,620  18,667,561
                           =========     ===     ==========  ==========  ==========  ==========

                               MSF OPPENHEIMER       MSF T. ROWE PRICE    MSF WESTERN ASSET MANAGEMENT
                                GLOBAL EQUITY        LARGE CAP GROWTH            HIGH YIELD BOND
                                 SUBACCOUNT             SUBACCOUNT                 SUBACCOUNT
                                  (CLASS B)              (CLASS B)                  (CLASS A)
                           ----------------------  ---------------------  ----------------------------
                              2007        2006        2007        2006       2007 (a)        2006
                           ----------  ----------  ----------  ---------  ------------  --------------
Accumulation and
   annuity units
   beginning of year        9,841,128          --   7,349,472         --        93,564           --
Accumulation units issued
   and transferred from
   other funding options      653,432  10,056,826     215,494  7,951,827         9,349      128,714
Accumulation units
   redeemed and
   transferred to other
   funding options         (1,149,163)   (215,698) (1,332,183)  (602,355)     (102,913)     (35,150)
Annuity units                      --          --          --         --            --           --
                           ----------  ----------  ----------  ---------      --------      -------
Accumulation and
   annuity units
   end of year              9,345,397   9,841,128   6,232,783  7,349,472            --       93,564
                           ==========  ==========  ==========  =========      ========      =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                                MSF MFS TOTAL      MSF NEUBERGER BERMAN  MSF OPPENHEIMER
                                   RETURN              MID CAP VALUE      GLOBAL EQUITY
                                 SUBACCOUNT             SUBACCOUNT         SUBACCOUNT
                                  (CLASS F)              (CLASS A)          (CLASS A)
                           ----------------------  --------------------  ---------------
                              2007        2006      2007 (b)     2006     2007 (b)  2006
                           ----------  ----------  ---------  ---------  ---------  ----
Accumulation and
   annuity units
   beginning of year       42,405,782          --         --      --            --   --
Accumulation units issued
   and transferred from
   other funding options      913,599  47,916,154  2,426,174      --     2,967,930   --
Accumulation units
   redeemed and
   transferred to other
   funding options         (7,482,853) (5,522,228)  (339,501)     --      (298,856)  --
Annuity units                  (1,346)     11,856         --      --            --   --
                           ----------  ----------  ---------     ---     ---------  ---
Accumulation and
   annuity units
   end of year             35,835,182  42,405,782  2,086,673      --     2,669,074   --
                           ==========  ==========  =========     ===     =========  ===

                           MSF WESTERN ASSET MANAGEMENT    UIF EMERGING
                                  U.S. GOVERNMENT         MARKETS EQUITY       UIF GLOBAL VALUE EQUITY
                                    SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                                     (CLASS A)               (CLASS I)                (CLASS I)
                           ---------------------------  ---------------------  -----------------------
                               2007          2006        2007 (a)      2006      2007 (a)      2006
                           -----------  --------------  ----------  ---------  -----------  ----------
Accumulation and
   annuity units
   beginning of year          94,673             --      1,431,078  1,459,326   3,074,503   3,173,763
Accumulation units issued
   and transferred from
   other funding options      13,062        105,800         31,439    315,549      23,751     354,559
Accumulation units
   redeemed and
   transferred to other
   funding options           (63,144)       (11,127)    (1,462,517)  (343,797) (3,098,254)   (453,819)
Annuity units                     --             --             --         --          --          --
                             -------       --------     ----------  ---------  ----------   ---------
Accumulation and
   annuity units
   end of year                44,591         94,673             --  1,431,078          --   3,074,503
                             =======       ========     ==========  =========  ==========   =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           UIF CORE PLUS FIXED INCOME     UIF EQUITY GROWTH      UIF MID CAP GROWTH
                                   SUBACCOUNT                 SUBACCOUNT             SUBACCOUNT
                                   (CLASS II)                 (CLASS I)              (CLASS I)
                           --------------------------  ----------------------  ---------------------
                               2007         2006           2007       2006       2007        2006
                           ------------  ------------  -----------  ---------  ---------  ----------
Accumulation and
   annuity units
   beginning of year         4,555,647      4,211,653   1,977,085   2,231,693  1,672,047   1,972,795
Accumulation units issued
   and transferred from
   other funding options       283,165        851,585     141,879     263,481    225,057      98,098
Accumulation units
   redeemed and
   transferred to other
   funding options            (301,369)      (507,591)   (421,057)   (518,089)  (160,402)   (398,846)
Annuity units                       --             --          --          --         --          --
                             ---------      ---------    --------   ---------  ---------   ---------
Accumulation and
   annuity units
   end of year               4,537,443      4,555,647   1,697,907   1,977,085  1,736,702   1,672,047
                             =========      =========   =========   =========  =========   =========

                            MORGAN STANLEY    MORGAN STANLEY     MORGAN STANLEY
                            DIVIDEND GROWTH       EQUITY          S&P 500 INDEX
                              SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                              (CLASS Y)         (CLASS Y)          (CLASS Y)
                           ----------------  ----------------  ------------------
                            2007     2006     2007     2006      2007      2006
                           -------  -------  -------  -------  --------  --------
Accumulation and
   annuity units
   beginning of year       522,929  533,254  162,115  170,875   931,655   986,295
Accumulation units issued
   and transferred from
   other funding options    35,230   16,218   77,231   36,068       749    53,450
Accumulation units
   redeemed and
   transferred to other
   funding options         (15,716) (26,543) (50,116) (44,828) (283,458) (108,090)
Annuity units                   --       --       --       --        --        --
                           -------  -------  -------  -------  --------  --------
Accumulation and
   annuity units
   end of year             542,443  522,929  189,230  162,115   648,946   931,655
                           =======  =======  =======  =======  ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                             UIF SMALL COMPANY GROWTH  UIF U.S. MID CAP VALUE        UIF VALUE
                                    SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                                    (CLASS II)               (CLASS I)               (CLASS I)
                             ------------------------  ----------------------  --------------------
                                2007         2006       2007 (a)     2006         2007       2006
                             ----------  ------------  ---------  ----------   ---------  ---------
Accumulation and
   annuity units
   beginning of year           956,300      921,581    2,397,677  2,703,124    1,980,443  2,242,880
Accumulation units issued
   and transferred from
   other funding options        21,313      178,391      125,737     81,662       65,384    125,915
Accumulation units
   redeemed and
   transferred to other
   funding options             (72,147)    (143,672)  (2,523,414)  (387,109)    (276,761)  (388,352)
Annuity units                       --           --           --         --           --         --
                               -------     --------   ----------  ---------    ---------  ---------
Accumulation and
   annuity units
   end of year                 905,466      956,300           --  2,397,677    1,769,066  1,980,443
                               =======     ========   ==========  =========    =========  =========

                                  PIMCO VIT              PIMCO VIT             PUTNAM VT
                                 REAL RETURN            TOTAL RETURN       DISCOVERY GROWTH
                                 SUBACCOUNT              SUBACCOUNT           SUBACCOUNT
                           (ADMINISTRATIVE CLASS)  (ADMINISTRATIVE CLASS)     (CLASS IB)
                           ----------------------  ----------------------  ----------------
                            2007 (a)      2006        2007        2006       2007    2006
                           ----------  ----------  ----------  ----------  -------  -------
Accumulation and
   annuity units
   beginning of year         339,173     533,141   15,062,254  16,957,125  268,334  272,443
Accumulation units issued
   and transferred from
   other funding options      22,714      75,755    2,116,864   1,531,216  149,967   27,831
Accumulation units
   redeemed and
   transferred to other
   funding options          (361,887)   (269,723)  (3,263,927) (3,426,087) (85,221) (31,940)
Annuity units                     --          --           --          --       --       --
                            --------    --------   ----------  ----------  -------  -------
Accumulation and
   annuity units
   end of year                    --     339,173   13,915,191  15,062,254  333,080  268,334
                            ========     =======   ==========  ==========  =======  =======

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                  PUTNAM VT              PUTNAM VT
                            INTERNATIONAL EQUITY      SMALL CAP VALUE     VAN KAMPEN LIT COMSTOCK
                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                 (CLASS IB)              (CLASS IB)              (CLASS I)
                           ----------------------  ---------------------  -----------------------
                            2007 (a)      2006      2007 (a)      2006      2007         2006
                           ----------  ----------  ----------  ---------  --------     -------
Accumulation and
   annuity units
   beginning of year        2,764,168   2,131,837   1,160,522  1,449,954   340,367     414,103
Accumulation units issued
   and transferred from
   other funding options      293,638   1,752,130      19,380     80,719        --          --
Accumulation units
   redeemed and
   transferred to other
   funding options         (3,057,806) (1,119,799) (1,179,902)  (370,151) (112,886)    (73,736)
Annuity units                      --          --          --         --        --          --
                           ----------  ----------  ----------  ---------  --------     -------
Accumulation and
   annuity units
   end of year                     --   2,764,168          --  1,160,522   227,481     340,367
                           ==========  ==========  ==========  =========  ========     =======

                                                                                    VAN KAMPEN LIT
                           VAN KAMPEN LIT GOVERNMENT  VAN KAMPEN LIT GOVERNMENT   GROWTH AND INCOME
                                   SUBACCOUNT                 SUBACCOUNT             SUBACCOUNT
                                    (CLASS I)                 (CLASS II)              (CLASS I)
                           -------------------------  -------------------------  ------------------
                             2007          2006          2007         2006         2007      2006
                           --------      -------      ---------   ----------     --------  --------
Accumulation and
   annuity units
   beginning of year        682,624      776,879      5,049,792    6,026,769      705,441   921,752
Accumulation units issued
   and transferred from
   other funding options         --        1,133        389,043      247,119       10,406     9,850
Accumulation units
   redeemed and
   transferred to other
   funding options         (154,556)     (95,388)      (482,517)  (1,224,096)    (251,843) (226,161)
Annuity units                    --           --             --           --           --        --
                           --------      -------      ---------   ----------     --------  --------
Accumulation and
   annuity units
   end of year              528,068      682,624      4,956,318    5,049,792      464,004   705,441
                           ========      =======      =========   ==========     ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                           VAN KAMPEN LIT COMSTOCK  VAN KAMPEN LIT ENTERPRISE  VAN KAMPEN LIT ENTERPRISE
                                  SUBACCOUNT               SUBACCOUNT                 SUBACCOUNT
                                  (CLASS II)                (CLASS I)                 (CLASS II)
                           -----------------------  -------------------------  -------------------------
                              2007         2006         2007          2006          2007         2006
                           ----------  -----------    --------     --------       -------     ---------
Accumulation and
   annuity units
   beginning of year       18,545,783  19,792,304      546,450      670,537       839,596     1,210,602
Accumulation units issued
   and transferred from
   other funding options      604,906   1,398,171           --           --        13,316        30,181
Accumulation units
   redeemed and
   transferred to other
   funding options         (2,401,433) (2,644,692)    (164,578)    (124,087)      (93,063)     (401,187)
Annuity units                      --          --           --           --            --            --
                           ----------  ----------     --------     --------       -------     ---------
Accumulation and
   annuity units
   end of year             16,749,256  18,545,783      381,872      546,450       759,849       839,596
                           ==========  ==========     ========     ========       =======     =========

                               VAN KAMPEN LIT       VAN KAMPEN LIT      VAN KAMPEN LIT
                             GROWTH AND INCOME     STRATEGIC GROWTH    STRATEGIC GROWTH
                                 SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                 (CLASS II)           (CLASS I)           (CLASS II)
                           ---------------------  -----------------  --------------------
                             2007       2006        2007      2006      2007       2006
                           ---------  ----------  --------  -------  ---------  ---------
Accumulation and
   annuity units
   beginning of year       7,994,472   8,515,822   472,672  525,228  5,196,834  5,853,052
Accumulation units issued
   and transferred from
   other funding options     287,721     517,391        72      131    412,187    328,654
Accumulation units
   redeemed and
   transferred to other
   funding options          (781,436) (1,038,741) (143,506) (52,687)  (809,673)  (984,872)
Annuity units                     --          --        --       --         --         --
                           ---------  ----------  --------  -------  ---------  ---------
Accumulation and
   annuity units
   end of year             7,500,757   7,994,472   329,238  472,672  4,799,348  5,196,834
                           =========  ==========  ========  =======  =========  =========

7. SUBSEQUENT EVENT

The Company anticipates merging the Separate Account with and into MetLife of CT Separate Account Eleven for Variable Annuities, which is another separate account of the Company, during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

     As discussed in Note 20, the accompanying 2007 consolidated financial statements have been restated.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2008
(May 14, 2008, as to Note 20 and Note 21)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                    2007         2006
                                                               -------------   --------
                                                               (AS RESTATED,
                                                                SEE NOTE 20)
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,264 and $48,406,
     respectively)...........................................     $ 45,671     $ 47,846
  Equity securities available-for-sale, at estimated fair
     value (cost: $992 and $777, respectively)...............          952          795
  Mortgage and consumer loans................................        4,404        3,595
  Policy loans...............................................          913          918
  Real estate and real estate joint ventures held-for-
     investment..............................................          541          173
  Real estate held-for-sale..................................           --            7
  Other limited partnership interests........................        1,130        1,082
  Short-term investments.....................................        1,335          777
  Other invested assets......................................        1,445        1,241
                                                                  --------     --------
     Total investments.......................................       56,391       56,434
Cash and cash equivalents....................................        1,774          649
Accrued investment income....................................          637          597
Premiums and other receivables...............................        8,320        8,410
Deferred policy acquisition costs and value of business
  acquired...................................................        4,948        5,111
Current income tax recoverable...............................           72           94
Deferred income tax assets...................................          846        1,007
Goodwill.....................................................          953          953
Other assets.................................................          753          765
Separate account assets......................................       53,867       50,067
                                                                  --------     --------
     Total assets............................................     $128,561     $124,087
                                                                  ========     ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits.....................................     $ 19,576     $ 19,654
  Policyholder account balances..............................       33,815       35,099
  Other policyholder funds...................................        1,777        1,513
  Long-term debt -- affiliated...............................          635          435
  Payables for collateral under securities loaned and other
     transactions............................................       10,471        9,155
  Other liabilities..........................................        1,072          749
  Separate account liabilities...............................       53,867       50,067
                                                                  --------     --------
     Total liabilities.......................................      121,213      116,672
                                                                  --------     --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2007 and 2006.................................           86           86
Additional paid-in capital...................................        6,719        7,123
Retained earnings............................................          892          520
Accumulated other comprehensive income (loss)................         (349)        (314)
                                                                  --------     --------
     Total stockholders' equity..............................        7,348        7,415
                                                                  --------     --------
     Total liabilities and stockholders' equity..............     $128,561     $124,087
                                                                  ========     ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                              2007        2006     2005
                                                         -------------   ------   ------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
REVENUES
Premiums...............................................      $  353      $  308   $  281
Universal life and investment-type product policy
  fees.................................................       1,411       1,268      862
Net investment income..................................       2,893       2,839    1,438
Other revenues.........................................         251         212      132
Net investment gains (losses)..........................        (142)       (521)    (198)
                                                             ------      ------   ------
       Total revenues..................................       4,766       4,106    2,515
                                                             ------      ------   ------
EXPENSES
Policyholder benefits and claims.......................         978         792      570
Interest credited to policyholder account balances.....       1,299       1,316      720
Other expenses.........................................       1,446       1,173      678
                                                             ------      ------   ------
       Total expenses..................................       3,723       3,281    1,968
                                                             ------      ------   ------
Income from continuing operations before provision for
  income tax...........................................       1,043         825      547
Provision for income tax...............................         303         228      156
                                                             ------      ------   ------
Income from continuing operations......................         740         597      391
Income from discontinued operations, net of income
  tax..................................................           4          --       --
                                                             ------      ------   ------
Net income.............................................      $  744      $  597   $  391
                                                             ======      ======   ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                            ----------------------------
                                                                                  NET          FOREIGN
                                                    ADDITIONAL                UNREALIZED       CURRENCY
                                           COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                            STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                           ------   ----------   --------   --------------   -----------   ------
Balance at January 1, 2005...............    $11      $  471       $ 190         $  30           $--       $  702
MetLife Insurance Company of
  Connecticut's common stock purchased by
  MetLife, Inc. (Notes 2 and 3)..........     75       6,709                                                6,784
Comprehensive income (loss):
  Net income.............................                            391                                      391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (1)                        (1)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (445)                      (445)
     Foreign currency translation
       adjustments, net of income tax....                                                          2            2
                                                                                                           ------
     Other comprehensive income (loss)...                                                                    (444)
                                                                                                           ------
  Comprehensive income (loss)............                                                                     (53)
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2005.............     86       7,180         581          (416)            2        7,433
Revisions of purchase price pushed down
  to MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2).....................................                 40                                                   40
Dividend paid to MetLife, Inc. ..........               (259)       (658)                                    (917)
Capital contribution of intangible assets
  from MetLife, Inc., net of income tax
  (Notes 8 and 14).......................                162                                                  162
Comprehensive income:
  Net income.............................                            597                                      597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (5)                        (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          107                        107
     Foreign currency translation
       adjustments, net of income tax....                                                         (2)          (2)
                                                                                                           ------
     Other comprehensive income..........                                                                     100
                                                                                                           ------
  Comprehensive income...................                                                                     697
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2006.............     86       7,123         520          (314)           --        7,415
Cumulative effect of change in accounting
  principle, net of income tax (Note 1)..                            (86)                                     (86)
                                             ---      ------       -----         -----           ---       ------
Balance at January 1, 2007...............     86       7,123         434          (314)           --        7,329
Dividend paid to MetLife, Inc. ..........               (404)       (286)                                    (690)
Comprehensive income:
  Net income, (As Restated, See Note
     20).................................                            744                                      744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (2)                        (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          (45)                       (45)
     Foreign currency translation
       adjustments, net of income tax,
       (As Restated, See Note 20)........                                                         12           12
                                                                                                           ------
     Other comprehensive income (loss),
       (As Restated, See Note 20)........                                                                     (35)
                                                                                                           ------
  Comprehensive income, (As Restated, See
     Note 20)............................                                                                     709
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2007, (As
  Restated, See Note 20).................    $86      $6,719       $ 892         $(361)          $12       $7,348
                                             ===      ======       =====         =====           ===       ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..........................................     $    744     $    597   $    391
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses.........           26            6          4
     Amortization of premiums and accretion of
       discounts associated with investments, net...           11           74        112
     Losses from sales of investments and
       businesses, net..............................          145          521        198
     Gain from recapture of ceded reinsurance.......          (22)          --         --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests....................................         (121)         (83)       (19)
     Interest credited to policyholder account
       balances.....................................        1,299        1,316        720
     Universal life and investment-type product
       policy fees..................................       (1,411)      (1,268)      (862)
     Change in accrued investment income............          (35)           2        (68)
     Change in premiums and other receivables.......          360         (509)      (415)
     Change in deferred policy acquisition costs,
       net..........................................           61         (234)      (211)
     Change in insurance-related liabilities........           71          234        812
     Change in trading securities...................           --          (43)       103
     Change in income tax payable...................          308          156        298
     Change in other assets.........................          681          586        574
     Change in other liabilities....................          234         (351)      (876)
     Other, net.....................................           --           --          2
                                                         --------     --------   --------
Net cash provided by operating activities...........        2,351        1,004        763
                                                         --------     --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities......................       21,546       27,706     24,008
     Equity securities..............................          146          218        221
     Mortgage and consumer loans....................        1,208        1,034        748
     Real estate and real estate joint ventures.....          155          126         65
     Other limited partnership interests............          465          762        173
  Purchases of:
     Fixed maturity securities......................      (19,365)     (23,840)   (32,850)
     Equity securities..............................         (357)        (109)        --
     Mortgage and consumer loans....................       (2,030)      (2,092)      (500)
     Real estate and real estate joint ventures.....         (458)         (56)       (13)
     Other limited partnership interests............         (515)        (343)      (330)
  Net change in policy loans........................            5           (2)         3
  Net change in short-term investments..............         (558)         991        599
  Net change in other invested assets...............         (175)        (316)       233
  Other, net........................................           16            1          3
                                                         --------     --------   --------
Net cash provided by (used in) investing
  activities........................................     $     83     $  4,080   $ (7,640)
                                                         --------     --------   --------




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
       FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005 -- (CONTINUED)

                                  (IN MILLIONS)

                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.......................................     $ 11,395     $  8,185   $ 11,230
     Withdrawals....................................      (13,563)     (11,637)   (12,369)
  Net change in payables for collateral under
     securities loaned and other transactions.......        1,316         (582)     7,675
  Net change in short-term debt -- affiliated.......           --           --        (26)
  Long-term debt issued -- affiliated...............          200           --        400
  Dividends on common stock.........................         (690)        (917)        --
  Financing element on certain derivative
     instruments....................................           33          (55)       (49)
  Contribution of MetLife Insurance Company of
     Connecticut from MetLife, Inc. ................           --           --        443
                                                         --------     --------   --------
Net cash (used in) provided by financing
  activities........................................       (1,309)      (5,006)     7,304
                                                         --------     --------   --------
Change in cash and cash equivalents.................        1,125           78        427
Cash and cash equivalents, beginning of year........          649          571        144
                                                         --------     --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..............     $  1,774     $    649   $    571
                                                         ========     ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.......................................     $     33     $     31   $     18
                                                         ========     ========   ========
     Income tax.....................................     $     (6)    $     81   $     87
                                                         ========     ========   ========
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of
       Connecticut acquired by MetLife, Inc. and
       contributed to MetLife Investors USA
       Insurance Company, net of cash received of
       $0, $0 and $443 million......................     $     --     $     --   $  6,341
                                                         ========     ========   ========
     Contribution of equity securities to MetLife
       Foundation...................................     $     12     $     --   $     --
                                                         ========     ========   ========
     Contribution of other intangible assets from
       MetLife, Inc., net of deferred income tax....     $     --     $    162   $     --
                                                         ========     ========   ========
     Contribution of goodwill from MetLife, Inc. ...     $     --     $     29   $     --
                                                         ========     ========   ========




--------

See Note 9 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MetLife Investors USA Insurance Company.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

      NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 20)

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. The merger had no impact on the Company's consolidated financial statements.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Insurance Company of Connecticut. See Note 3.

     On July 1, 2005 (the "Acquisition Date"), MetLife Insurance Company of Connecticut became a wholly-owned subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Insurance Company of Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2007. Minority interest related to Greenwich included in other liabilities was $43 million at December 31, 2006.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2007 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

          (iii)  the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)    the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii)  the measurement of goodwill and related impairment, if any;

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)    accounting for reinsurance transactions; and

          (xi)   the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of property, equipment and leasehold improvements was less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $72 million and $52 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $11 million and $3 million at December 31, 2007 and 2006, respectively. Related amortization expense was $11 million, $3 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 8%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and are included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MetLife Insurance Company of Connecticut, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MetLife Insurance Company of Connecticut's includable subsidiaries as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     In connection with the Acquisition, for U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred tax asset established for the taxable difference from the book basis.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 11) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The functional currencies of foreign operations are the currencies in which these operations principally do business, typically local currencies, unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain matters, or the use of different assumptions in the determination of amounts recorded, could have a material adverse effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also Note 11.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and non-medical health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


       through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives:
       Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $30 million to $50 million, net of income tax, in the Company's consolidated statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1"). Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position FSP No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Insurance Company of Connecticut became a subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup's international insurance businesses, excluding Primerica, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Insurance Company of Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Insurance Company of Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition.

     The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Insurance Company of Connecticut be identified and measured at their fair value as of the acquisition date. As of July 1, 2005 the net fair value of assets acquired and liabilities assumed totaled $5.9 billion, resulting in goodwill of $885 million. Further information on goodwill is described in Note 7. See Note 6 for the VOBA acquired as part of the acquisition and Note 8 for the value of distribution agreements ("VODA") and the value of customer relationships acquired ("VOCRA").

3.  CONTRIBUTION OF METLIFE INSURANCE COMPANY OF CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Insurance Company of Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MetLife Insurance Company of Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Insurance Company of Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Insurance Company of Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Insurance Company of Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Insurance Company of Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Insurance Company of Connecticut. Accordingly, all financial data included in these financial statement periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Insurance Company of Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The equity of MetLife Insurance Company of Connecticut has been adjusted to reflect the return of the MetLife Insurance Company of Connecticut common stock by MetLife in connection with the transfer of MLI-USA to MetLife Insurance Company of Connecticut as follows:

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                   ----------------
                                           ADDITIONAL               NET UNREALIZED
                                  COMMON     PAID-IN    RETAINED   INVESTMENT GAINS
                                   STOCK     CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                  ------   ----------   --------   ----------------   ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife in the
  Acquisition on July 1, 2005...   $100      $6,684        $--            $--         $6,784
Return of MetLife Insurance
  Company of Connecticut's
  common stock from MetLife.....    (25)(1)      25         --             --             --
                                   ----      ------        ---            ---         ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife on July
  1, 2005, as adjusted..........   $ 75      $6,709        $--            $--         $6,784
                                   ====      ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Insurance Company of Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Insurance Company of Connecticut in anticipation of the transfer of MLI-USA to MetLife Insurance Company of Connecticut, for a total adjustment of $25 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                         DECEMBER 31, 2007
                                          ----------------------------------------------
                                                          GROSS
                                           COST OR      UNREALIZED
                                          AMORTIZED   -------------    ESTIMATED    % OF
                                             COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                          ---------   ----   ------   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
  Residential mortgage-backed
    securities..........................    11,914      98       80      11,932     26.1
  Foreign corporate securities..........     6,536      83      184       6,435     14.1
  U.S.Treasury/agency securities........     3,976     126       11       4,091      9.0
  Commercial mortgage-backed
    securities..........................     3,182      28       67       3,143      6.9
  Asset-backed securities...............     2,236       4      108       2,132      4.7
  Foreign government securities.........       635      55        2         688      1.5
  State and political subdivision
  securities..........................       611       4       40         575      1.2
                                           -------    ----   ------     -------    -----
    Total fixed maturity securities.....   $46,264    $517   $1,110     $45,671    100.0%
                                           =======    ====   ======     =======    =====
  Non-redeemable preferred stock........   $   777    $ 21   $   63     $   735     77.2%
  Common stock..........................       215       9        7         217     22.8
                                           -------    ----   ------     -------    -----
    Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                           =======    ====   ======     =======    =====




                                                         DECEMBER 31, 2006
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities..............   $17,331    $101   $424     $17,008     35.5%
  Residential mortgage-backed
    securities...........................    11,951      40     78      11,913     24.9
  Foreign corporate securities...........     5,563      64    128       5,499     11.5
  U.S.Treasury/agency securities.........     5,455       7    126       5,336     11.2
  Commercial mortgage-backed securities..     3,353      19     47       3,325      6.9
  Asset-backed securities................     3,158      14     10       3,162      6.6
  Foreign government securities..........       533      45      5         573      1.2
  State and political subdivision
    securities...........................     1,062       6     38       1,030      2.2
                                            -------    ----   ----     -------    -----
    Total fixed maturity securities......   $48,406    $296   $856     $47,846    100.0%
                                            =======    ====   ====     =======    =====
  Non-redeemable preferred stock.........   $   671    $ 22   $  9     $   684     86.0%
  Common stock...........................       106       6      1         111     14.0
                                            -------    ----   ----     -------    -----
    Total equity securities..............   $   777    $ 28   $ 10     $   795    100.0%
                                            =======    ====   ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $911 million and $472 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $570 million and $819 million, respectively, and unrealized losses of $45 million and $2 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 57% was guaranteed by financial guarantors who remained Aaa rated through February 2008. Overall, at December 31, 2007, $1.2 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $537 million, $499 million and $195 million at December 31, 2007, are included within corporate securities, state and political subdivisions and asset-backed securities, respectively, and 84% were guaranteed by financial guarantors who remained Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.8 billion and $3.2 billion at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of $(94) million and $51 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were $1 million and $6 million at December 31, 2007 and 2006, respectively. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                              DECEMBER 31,
                                            -----------------------------------------------
                                                     2007                     2006
                                            ----------------------   ----------------------
                                            AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                               COST     FAIR VALUE      COST     FAIR VALUE
                                            ---------   ----------   ---------   ----------
                                                             (IN MILLIONS)
  Due in one year or less.................   $ 1,172      $ 1,163     $ 1,620      $ 1,616
  Due after one year through five years...     8,070        8,035       9,843        9,733
  Due after five years through ten years..     7,950        7,858       7,331        7,226
  Due after ten years.....................    11,740       11,408      11,150       10,871
                                             -------      -------     -------      -------
    Subtotal..............................    28,932       28,464      29,944       29,446
  Mortgage-backed and asset-backed
    securities............................    17,332       17,207      18,462       18,400
                                             -------      -------     -------      -------
    Total fixed maturity securities.......   $46,264      $45,671     $48,406      $47,846
                                             =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------
                                                   2007      2006      2005
                                                 -------   -------   -------
                                                        (IN MILLIONS)
  Proceeds.......................................  $14,826   $23,901   $22,241
  Gross investment gains.........................  $   146   $    73   $    48
  Gross investment losses........................  $  (373)  $  (519)  $  (347)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2007
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 6,643          $316          $ 5,010          $302          $11,653         $  618
Residential mortgage-
  backed securities.....      2,374            52            1,160            28            3,534             80
Foreign corporate
  securities............      2,350            86            2,234            98            4,584            184
U.S. Treasury/agency
  securities............        307             2              343             9              650             11
Commercial mortgage-
  backed securities.....        417            26            1,114            41            1,531             67
Asset-backed
  securities............      1,401            91              332            17            1,733            108
Foreign government
  securities............         63             1               62             1              125              2
State and political
  subdivision
  securities............         84             9              387            31              471             40
                            -------          ----          -------          ----          -------         ------
  Total fixed maturity
     securities.........    $13,639          $583          $10,642          $527          $24,281         $1,110
                            =======          ====          =======          ====          =======         ======
Equity securities.......    $   386          $ 42          $   190          $ 28          $   576         $   70
                            =======          ====          =======          ====          =======         ======
Total number of
  securities in an
  unrealized loss
  position..............      2,011                          1,487
                            =======                        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                               DECEMBER 31, 2006
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 4,895          $104          $ 7,543          $320          $12,438          $424
Residential mortgage-
  backed securities.....      4,113            20            3,381            58            7,494            78
Foreign corporate
  securities............      1,381            29            2,547            99            3,928           128
U.S. Treasury/agency
  securities............      2,995            48            1,005            78            4,000           126
Commercial mortgage-
  backed securities.....        852             6            1,394            41            2,246            47
Asset-backed
  securities............        965             3              327             7            1,292            10
Foreign government
  securities............         51             1               92             4              143             5
State and political
  subdivision
  securities............         29             2              414            36              443            38
                            -------          ----          -------          ----          -------          ----
  Total fixed maturity
     securities.........    $15,281          $213          $16,703          $643          $31,984          $856
                            =======          ====          =======          ====          =======          ====
Equity securities.......    $   149          $  3          $   188          $  7          $   337          $ 10
                            =======          ====          =======          ====          =======          ====
Total number of
  securities in an
  unrealized loss
  position..............      1,955                          2,318
                            =======                        =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                         DECEMBER 31, 2007
                      ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                      ---------------------------   ---------------------------   ---------------------------
                      LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                      -------------   -----------   -------------   -----------   -------------   -----------
                                             (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six
  months............     $10,721          $484          $  368          $130          1,923            98
Six months or
  greater but less
  than nine months..       3,011            --             155            --            337            --
Nine months or
  greater but less
  than twelve
  months............       1,560            --              86            --            174            --
Twelve months or
  greater...........      10,261            --             441            --          1,375            --
                         -------          ----          ------          ----
  Total.............     $25,553          $484          $1,050          $130
                         =======          ====          ======          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                            DECEMBER 31, 2006
                         ---------------------------------------------------------------------------------------
                            COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ---------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   -----------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...     $12,922          $ 9            $150           $ 4           1,537            15
Six months or greater
  but less than nine
  months...............         568           --               6            --              78             1
Nine months or greater
  but less than twelve
  months...............       2,134           14              52             4             323             1
Twelve months or
  greater..............      17,540           --             650            --           2,318            --
                            -------          ---            ----           ---
  Total................     $33,164          $23            $858           $ 8
                            =======          ===            ====           ===



     At December 31, 2007 and 2006, $1,050 million and $858 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 3%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $130 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. All of such unrealized losses of $130 million were related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities. The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

     At December 31, 2007 and 2006, the Company had $1.2 billion and $866 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                     DECEMBER
                                                                       31,
                                                                   -----------
                                                                   2007   2006
                                                                   ----   ----
    SECTOR:
      U.S. corporate securities..................................    52%    49%
      Foreign corporate securities...............................    16     15
      Asset-backed securities....................................     9      1
      Residential mortgage-backed securities.....................     7      9
      Commercial mortgage-backed securities......................     6      5
      U.S. Treasury/agency securities............................     1     15
      Other......................................................     9      6
                                                                    ---    ---
         Total...................................................   100%   100%
                                                                    ===    ===

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
INDUSTRY:
  Finance....................................................    36%    18%
  Industrial.................................................    23     26
  Mortgage-backed............................................    13     14
  Utility....................................................     8     10
  Government.................................................     1     15
  Other......................................................    19     17
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $9.9 billion and $8.8 billion and an estimated fair value of $9.8 billion and $8.6 billion were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $10.1 billion and $8.9 billion at December 31, 2007 and 2006, respectively. Security collateral of $40 million and $83 million on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $22 million and $20 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 5. Additionally, the Company has pledged certain of its fixed maturity securities in support of its funding agreements as described in Note 8.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Commercial mortgage loans.....................  $3,125      71%    $2,095      58%
  Agricultural mortgage loans...................   1,265      29      1,460      41
  Consumer loans................................      22      --         46       1
                                                  ------     ---     ------     ---
    Total.......................................   4,412     100%     3,601     100%
                                                             ===                ===
  Less: Valuation allowances....................       8                  6
                                                  ------             ------
    Total mortgage and consumer loans...........  $4,404             $3,595
                                                  ======             ======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2007, 26%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Florida and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Balance at January 1,....................................   $ 6    $ 9    $ 1
  Additions................................................     7      3      8
  Deductions...............................................    (5)    (6)    --
                                                              ---    ---    ---
  Balance at December 31,..................................   $ 8    $ 6    $ 9
                                                              ===    ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $65    $--
Impaired loans without valuation allowances..................     2      8
                                                                ---    ---
  Subtotal...................................................    67      8
Less: Valuation allowances on impaired loans.................     4     --
                                                                ---    ---
  Impaired loans.............................................   $63    $ 8
                                                                ===    ===



     The average investment on impaired loans was $21 million, $32 million and $12 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was $3 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The investment in restructured loans was less than $1 million at December 31, 2007. There was no investment in restructured loans at December 31, 2006. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006, respectively. There was no interest income on restructured loans for the year ended December 31, 2005. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for the year ended December 31, 2005.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million and $6 million at December 31, 2007 and 2006, respectively. There were no mortgage and consumer loans on which interest no longer accrued at both December 31, 2007 and 2006. There were no mortgage and consumer loans in foreclosure at both December 31, 2007 and 2006.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER
                                                                31,
                                                            -----------
                                                            2007   2006
                                                            ----   ----
                                                                (IN
                                                             MILLIONS)
Real estate...............................................  $ 86   $ 30
Accumulated depreciation..................................   (11)    (1)
                                                            ----   ----
Net real estate...........................................    75     29
Real estate joint ventures................................   466    144
                                                            ----   ----
  Real estate and real estate joint ventures..............   541    173
Real estate held-for-sale.................................    --      7
                                                            ----   ----
  Total real estate holdings..............................  $541   $180
                                                            ====   ====



     Related depreciation expense on real estate was $8 million for the year ended December 31, 2007. Depreciation expense on real estate was less than $1 million for both years ended December 31, 2006 and 2005. There was no depreciation expense related to discontinued operations for the years ended December 31, 2007 and 2005. Depreciation expense related to discontinued operations was less than $1 million of the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2007, 2006 and 2005. The carrying value of non-income producing real estate was $1 million at December 31, 2007. There was no non-income producing real estate at December 31, 2006. The Company did not own any real estate acquired in satisfaction of debt during the years ended December 31, 2007 and 2006.

     Real estate holdings were categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Development joint ventures....................   $287       53%     $ --       --%
  Real estate investment funds..................    111       21        93       52
  Office........................................     88       16        46       26
  Apartments....................................     35        6        --       --
  Agriculture...................................     19        4        28       15
  Land..........................................      1       --         1       --
  Retail........................................     --       --        12        7
                                                   ----      ---      ----      ---
    Total real estate holdings..................   $541      100%     $180      100%
                                                   ====      ===      ====      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2007, 22%, 21%, 6% and 5% of the Company's real estate holdings were located in California, New York, Texas and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $1.1 billion at both December 31, 2007 and 2006. Included within other limited partnership interests at December 31, 2007 and 2006 were $433 million and $354 million, respectively, of hedge funds. For the years ended December 31, 2007, 2006 and 2005, net investment income from other limited partnership interests included $16 million, $30 million and $4 million, respectively, related to hedge funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2007     2006     2005
                                                        ------   ------   ------
                                                              (IN MILLIONS)
  Fixed maturity securities...........................  $2,803   $2,719   $1,377
  Equity securities...................................      45       17        6
  Mortgage and consumer loans.........................     263      182      113
  Policy loans........................................      53       52       26
  Real estate and real estate joint ventures..........      81       29        2
  Other limited partnership interests.................     164      238       33
  Cash, cash equivalents and short-term investments...     104      137       71
  Other...............................................       7        8       --
                                                        ------   ------   ------
    Total investment income...........................   3,520    3,382    1,628
  Less: Investment expenses...........................     627      543      190
                                                        ------   ------   ------
    Net investment income.............................  $2,893   $2,839   $1,438
                                                        ======   ======   ======



     For the years ended December 31, 2007 and 2006, affiliated investment expense of $36 million and $32 million, respectively, related to investment expenses, is included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   -----   -----
                                                           2007        2006    2005
                                                      -------------   -----   -----
                                                              (IN MILLIONS)
  Fixed maturity securities.........................      $(272)      $(497)  $(300)
  Equity securities.................................         15          10       1
  Mortgage and consumer loans.......................         (2)          7      (9)
  Real estate and real estate joint ventures........          1          64       7
  Other limited partnership interests...............        (19)         (1)     (1)
  Sales of businesses...............................         --          --       2
  Derivatives.......................................        305         177      (2)
  Other.............................................       (170)       (281)    104
                                                          -----       -----   -----
    Net investment gains (losses)                         $(142)      $(521)  $(198)
                                                          =====       =====   =====



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $30 million and $41 million for the years ended December 31, 2007 and 2006, respectively. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired for the year ended December 31, 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Fixed maturity securities............................  $(606)  $(566)  $(639)
  Equity securities....................................    (38)     17      (4)
  Derivatives..........................................    (13)     (9)     (2)
  Other................................................      8       7     (19)
                                                         -----   -----   -----
    Subtotal...........................................   (649)   (551)   (664)
                                                         -----   -----   -----
  Amounts allocated from:
    Insurance liability loss recognition...............     --      --     (78)
    DAC and VOBA.......................................     93      66     102
                                                         -----   -----   -----
    Subtotal...........................................     93      66      24
                                                         -----   -----   -----
  Deferred income tax..................................    195     171     224
                                                         -----   -----   -----
    Subtotal...........................................    288     237     248
                                                         -----   -----   -----
  Net unrealized investment gains (losses).............  $(361)  $(314)  $(416)
                                                         =====   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Balance, January 1,..................................  $(314)  $(416)  $  30
  Unrealized investment gains (losses) during the
    year...............................................    (98)    113    (756)
  Unrealized investment gains (losses) relating to:
    Insurance liability gain (loss) recognition........     --      78     (78)
    DAC and VOBA.......................................     27     (36)    148
    Deferred income tax................................     24     (53)    240
                                                         -----   -----   -----
  Balance, December 31,................................  $(361)  $(314)  $(416)
                                                         =====   =====   =====
  Net change in unrealized investment gains (losses)...  $ (47)  $ 102   $(446)
                                                         =====   =====   =====



  TRADING SECURITIES

     MetLife Insurance Company of Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of the feeder fund and consolidated the fund within its consolidated financial statements. Net investment income related to the trading activities of Tribeca, which included interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses), was $12 million and $6 million for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, was accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                              DECEMBER 31, 2007
                                                           -----------------------
                                                                         MAXIMUM
                                                             TOTAL     EXPOSURE TO
                                                           ASSETS(1)     LOSS(2)
                                                           ---------   -----------
                                                                (IN MILLIONS)
  Asset-backed securitizations...........................   $ 1,140       $   77
  Real estate joint ventures(3)..........................       942           44
  Other limited partnership interests(4).................     3,876          418
  Trust preferred securities(5)..........................    22,775          546
  Other investments(6)...................................     1,600           79
                                                            -------       ------
    Total................................................   $30,333       $1,164
                                                            =======       ======



--------

(1) The assets of the asset-backed securitizations are reflected at fair value. The assets of the real estate joint ventures, other limited partnership interests, trust preferred securities and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests, trust preferred securities and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

(6) Other investments include securities that are not trust preferred securities or asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $582 million and $581 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $25 million, $29 million and $10 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                         ----------------------
                                                         2007     2006     2005
                                                         ----     ----     ----
                                                              (IN MILLIONS)
  Estimated fair market value of assets transferred to
    affiliates.........................................  $628     $164     $ 79
  Amortized cost of assets transferred to affiliates...  $629     $164     $ 78
  Net investment gains (losses) recognized on
    transfers..........................................  $ (1)    $ --     $  1
  Estimated fair market value of assets transferred
    from affiliates....................................  $836     $ 89     $830


5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                   CURRENT MARKET                    CURRENT MARKET
                                                    OR FAIR VALUE                     OR FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Interest rate swaps................   $12,437   $  336       $144       $ 8,841   $  431       $ 70
Interest rate floors...............    12,071      159         --         9,021       71         --
Interest rate caps.................    10,715        7         --         6,715        6         --
Financial futures..................       721        2          5           602        6          1
Foreign currency swaps.............     3,716      788         97         2,723      580         66
Foreign currency forwards..........       167        2         --           124        1         --
Options............................        --       85          1            --       80          7
Financial forwards.................     1,108       20         --           900       --         15
Credit default swaps...............     1,013        5          3         1,231        1          5
                                      -------   ------       ----       -------   ------       ----
  Total............................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                      =======   ======       ====       =======   ======       ====



     The above table does not include notional amounts for equity futures, equity variance swaps and equity options. At December 31, 2007 and 2006, the Company owned 403 and 290 equity futures, respectively. Fair values of equity futures are included in financial futures in the preceding table. At December 31, 2007 and 2006, the Company owned 122,153 and 85,500 equity variance swaps, respectively. Fair values of equity variance swaps are included in financial forwards in the preceding table. At December 31, 2007 and 2006, the Company owned 821,100 and 1,022,900 equity options, respectively. Fair values of equity options are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                         -------------------------------------------------------------------------------------
                                              AFTER ONE YEAR      AFTER FIVE YEARS
                         ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                         ----------------   ------------------   -----------------   ---------------   -------
                                                             (IN MILLIONS)
Interest rate swaps....       $ 4,723             $ 4,963             $ 1,352             $1,399       $12,437
Interest rate floors...            --               2,551               9,520                 --        12,071
Interest rate caps.....         8,702               2,013                  --                 --        10,715
Financial futures......           634                  --                  --                 87           721
Foreign currency
  swaps................            20               2,593                 836                267         3,716
Foreign currency
  forwards.............           165                  --                  --                  2           167
Financial forwards.....            --                  --                  --              1,108         1,108
Credit default swaps...           205                 519                 289                 --         1,013
                              -------             -------             -------             ------       -------
  Total................       $14,449             $12,639             $11,997             $2,863       $41,948
                              =======             =======             =======             ======       =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                        DECEMBER 31, 2007                 DECEMBER 31, 2006
                                 -------------------------------   -------------------------------
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
  Fair value...................   $   651   $   20       $  3       $    69   $   --       $  1
  Cash flow....................       486       85          3           455       42         --
  Non-qualifying...............    40,811    1,299        244        29,633    1,134        163
                                  -------   ------       ----       -------   ------       ----
    Total......................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                  =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Qualifying hedges:
    Interest credited to policyholder account balances.....   $(6)   $(9)   $(1)
  Non-qualifying hedges:
    Net investment gains (losses)..........................    82     73     (8)
                                                              ---    ---    ---
       Total...............................................   $76    $64    $(9)
                                                              ===    ===    ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Changes in the fair value of derivatives................  $ 18    $(1)   $--
  Changes in the fair value of the items hedged...........   (20)     2     --
                                                            ----    ---    ---
  Net ineffectiveness of fair value hedging activities....  $ (2)   $ 1    $--
                                                            ====    ===    ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2007, 2006 and 2005, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Other comprehensive income (loss) balance at January
    1,....................................................  $ (9)  $ (2)   $(4)
  Gains (losses) deferred in other comprehensive income
    (loss) on the effective portion of cash flow hedges...    39     41      1
  Amounts reclassified to net investment gains (losses)...   (43)   (48)     1
                                                            ----   ----    ---
  Other comprehensive income (loss) balance at December
    31,...................................................  $(13)  $ (9)   $(2)
                                                            ====   ====    ===



     At December 31, 2007, $65 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) financial forwards to buy and sell securities; and
(vii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Net investment gains (losses), excluding embedded
    derivatives...........................................  $112    $16   $(37)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and affiliated reinsurance contracts related to guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and certain guaranteed minimum income contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                   DECEMBER
                                                                     31,
                                                                 -----------
                                                                 2007   2006
                                                                 ----   ----
                                                                     (IN
                                                                  MILLIONS)
  Embedded derivative assets...................................  $125    $17
  Embedded derivative liabilities..............................  $ --    $ 3


     The following table presents changes in fair value related to embedded derivatives:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                                ------------------
                                                                2007   2006   2005
                                                                ----   ----   ----
                                                                   (IN MILLIONS)
Net investment gains (losses).................................  $116    $85    $41


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $370 million and $273 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2007 and 2006, the Company had also accepted collateral consisting of various securities with a fair market value of $526 million and $410 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2007 and 2006, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2007 and 2006, the Company pledged collateral of $25 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2005..........................  $  678   $   --   $  678
Contribution of MetLife Insurance Company of
  Connecticut from MetLife (Note 2).................      --    3,490    3,490
  Capitalizations...................................     886       --      886
                                                      ------   ------   ------
       Subtotal.....................................   1,564    3,490    5,054
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      --      (26)     (26)
     Unrealized investment gains (losses)...........     (41)    (107)    (148)
     Other expenses.................................     109      205      314
                                                      ------   ------   ------
       Total amortization...........................      68       72      140
                                                      ------   ------   ------
Balance at December 31, 2005........................   1,496    3,418    4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Unrealized investment gains (losses)...........     (10)      46       36
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     226      298      524
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Unrealized investment gains (losses)...........     (18)      (9)     (27)
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     414      299      713
                                                      ------   ------   ------
Balance at December 31, 2007........................  $2,252   $2,696   $4,948
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $342 million in 2008, $303 million in 2009, $269 million in 2010, $237 million in 2011, and $195 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $953   $924   $ 68
Contribution from MetLife (Note 2).....................    --     29    856
                                                         ----   ----   ----
Balance at December 31,................................  $953   $953   $924
                                                         ====   ====   ====



8.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                             DECEMBER 31,
                                    -------------------------------------------------------------
                                                                                       OTHER
                                      FUTURE POLICY       POLICYHOLDER ACCOUNT      POLICYHOLDER
                                         BENEFITS               BALANCES               FUNDS
                                    -----------------   -----------------------   ---------------
                                                        (AS RESTATED,
                                                         SEE NOTE 20)
                                    -------   -------   -------------   -------   ------   ------
                                      2007      2006         2007         2006     2007     2006
                                    -------   -------   -------------   -------   ------   ------
                                                            (IN MILLIONS)
Individual
  Traditional life................  $   921   $   871      $    --      $    --   $   50   $   37
  Universal variable life.........      575       527        4,995        4,522    1,496    1,314
  Annuities.......................      944     1,015       15,058       16,106       36        5
  Other...........................       --        --           47           32       --       --
Institutional
  Group life......................      220       234          763          765        5        6
  Retirement & savings............   12,040    12,325       12,780       13,731       --       --
  Non-medical health & other......      303       328           --           --        2        2
Corporate & Other (1).............    4,573     4,354          172          (57)     188      149
                                    -------   -------      -------      -------   ------   ------
     Total........................  $19,576   $19,654      $33,815      $35,099   $1,777   $1,513
                                    =======   =======      =======      =======   ======   ======



     (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $29 million and $25 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $97 million and $(57) million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were $1.3 billion and $1.2 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
  Balance at January 1,...............................  $237     $ 72      $--
  Contribution from MetLife...........................    --       --       73
  Contribution of VODA from MetLife...................    --      167       --
  Amortization........................................    (5)      (2)      (1)
                                                        ----     ----      ---
  Balance at December 31,.............................  $232     $237      $72
                                                        ====     ====      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $7 million in 2008, $9 million in 2009, $11 million in 2010, $13 million in 2011 and $15 million in 2012.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $164 million and $166 million at December 31, 2007 and 2006, respectively.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
  Balance at January 1,................................  $330   $218   $143
  Capitalization.......................................   124    129     83
  Amortization.........................................   (51)   (17)    (8)
                                                         ----   ----   ----
  Balance at December 31,..............................  $403   $330   $218
                                                         ====   ====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $53.9 billion and $50.1 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


fees and totaled $947 million, $800 million and $467 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2007, the Company issued $653 million in such obligations and repaid $616 million. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. There were no new issuances or repayments of such obligations for the year ended December 31, 2005. Accordingly, at December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $5.1 billion (as restated, see Note 20) and $4.6 billion, respectively. During the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $230 million, $163 million and $80 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2007 and 2006, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $726 million and $926 million at December 31, 2007 and 2006, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by residential mortgage-backed securities with fair values of $901 million and $1.1 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2007    2006   2005
                                                        -----   -----   ----
                                                            (IN MILLIONS)
  Balance at January 1,...............................  $ 551   $ 512   $ --
    Less: Reinsurance recoverables....................   (403)   (373)    --
                                                        -----   -----   ----
  Net balance at January 1,...........................    148     139     --
                                                        -----   -----   ----
  Contribution of MetLife Insurance Company of
    Connecticut by MetLife (Note 3)...................     --      --    137
  Incurred related to:
    Current year......................................     32      29     19
    Prior years.......................................     (5)      4     (3)
                                                        -----   -----   ----
                                                           27      33     16
                                                        -----   -----   ----
  Paid related to:
    Current year......................................     (2)     (2)    (1)
    Prior years.......................................    (24)    (22)   (13)
                                                        -----   -----   ----
                                                          (26)    (24)   (14)
                                                        -----   -----   ----
  Net balance at December 31,.........................    149     148    139
    Add: Reinsurance recoverables.....................    463     403    373
                                                        -----   -----   ----
  Balance at December 31,.............................  $ 612   $ 551   $512
                                                        =====   =====   ====



     Claims and claim adjustment expenses associated with prior periods decreased by $5 million for the year ended December 31, 2007, increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2007                             2006
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
  ANNUITY CONTRACTS(1)
  RETURN OF NET DEPOSITS
  Separate account value........     $  11,337             N/A        $   8,213             N/A
  Net amount at risk(2).........     $      33(3)          N/A        $      --(3)          N/A
  Average attained age of
    contractholders.............      62 years             N/A         61 years             N/A
  ANNIVERSARY CONTRACT VALUE OR
    MINIMUM RETURN
  Separate account value........     $  41,515       $  16,143        $  44,036       $  13,179
  Net amount at risk(2).........     $   1,692(3)    $     245(4)     $   1,422(3)    $      30(4)
  Average attained age of
    contractholders.............      56 years        61 years         58 years        60 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2007         2006
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
  UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
  Account value (general and separate account)........   $   2,797    $   3,262
  Net amount at risk(2)...............................   $  38,621(3) $  48,630(3)
  Average attained age of policyholders...............    57 years     57 years


--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

(3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
  Balance at January 1, 2005...........      $--           $--             $--         $--
  Incurred guaranteed benefits.........        3            --               9          12
  Paid guaranteed benefits.............       --            --              --          --
                                             ---           ---             ---         ---
  Balance at December 31, 2005.........        3            --               9          12
  Incurred guaranteed benefits.........       --            --              22          22
  Paid guaranteed benefits.............       (3)           --              --          (3)
                                             ---           ---             ---         ---
  Balance at December 31, 2006.........       --            --              31          31
  Incurred guaranteed benefits.........        6            28              34          68
  Paid guaranteed benefits.............       (4)           --              --          (4)
                                             ---           ---             ---         ---
  Balance at December 31, 2007.........      $ 2           $28             $65         $95
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $45 million, $38 million and $28 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
  Mutual Fund Groupings
    Equity..............................................  $40,608   $37,992
    Bond................................................    2,307     2,831
    Balanced............................................    4,422     2,790
    Money Market........................................    1,265       949
    Specialty...........................................      395       460
                                                          -------   -------
      Total.................... ........................  $48,997   $45,022
                                                          =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Insurance Company of Connecticut reinsured 90% of its individual LTC insurance business with Genworth Life Insurance Company and its subsidiary ("GLIC"), in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreements, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, by July 31, 2008.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
  Direct premiums....................................  $ 654   $ 599   $ 413
  Reinsurance assumed................................     17      21      38
  Reinsurance ceded..................................   (318)   (312)   (170)
                                                       -----   -----   -----
  Net premiums.......................................  $ 353   $ 308   $ 281
                                                       =====   =====   =====
  Reinsurance recoverables netted against policyholder
    benefits and claims..............................  $ 671   $ 635   $ 560
                                                       =====   =====   =====



     Reinsurance recoverables, included in premiums and other receivables, were $4.9 billion and $4.6 billion at December 31, 2007 and 2006, respectively, including $3.4 billion and $3.0 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off LTC business and $1.2 billion and $1.3 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off of workers' compensation business. Reinsurance and ceded commissions payables, included in other liabilities, were $128 million and $99 million at December 31, 2007 and 2006, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), Mitsui Sumitomo MetLife Insurance Co., Ltd. and MetLife Reinsurance Company of Vermont ("MRV"). At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $3.4 billion and $1.7 billion,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


respectively. At December 31, 2006, comparable assets and liabilities were $2.8 billion and $1.2 billion, respectively.

     The following table reflects related party reinsurance information:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
  Assumed premiums...................................  $ 17     $ 21     $ 38
  Assumed fees, included in universal life and
    investment-type product policy fees..............  $119     $ 65     $194
  Assumed fees, included in net investment gains
    (losses).........................................  $ --     $ --     $  6
  Assumed benefits, included in policyholder benefits
    and claims.......................................  $ 18     $ 11     $ 32
  Assumed benefits, included in interest credited to
    policyholder account balances....................  $ 53     $ 49     $ 42
  Assumed acquisition costs, included in other
    expenses.........................................  $ 39     $ 58     $111
  Ceded premiums.....................................  $ 32     $ 21     $ 12
  Ceded fees, included in universal life and
    investment-type product policy fees..............  $216     $130     $ 93
  Interest earned on ceded reinsurance, included in
    other revenues...................................  $ 85     $ 68     $ 55
  Ceded benefits, included in policyholder benefits and
    claims...........................................  $ 95     $ 86     $ 92
  Interest costs on ceded reinsurance, included in
    other expenses...................................  $ 33     $ 77     $182


     The Company has assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. Such guaranteed minimum benefit riders are embedded derivatives and are included within net investment gains (losses). The assumed amounts were $(113) million, $57 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively. These risks have been retroceded in full to another affiliate under a retrocessional agreement resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts were $276 million, $(31) million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and to be issued during 2008 by MLI-USA. This agreement transfers risk to MRV and, therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covered certain term and universal life policies issued on or after January 1, 2005. MLI-USA paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2007   2006
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate LIBOR plus 1.15%, maturity date
  2009............................................................   200     --
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
Total long-term debt -- affiliated................................  $635   $435
                                                                    ====   ====



     MetLife Credit Corp., an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007 and 2006.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2007 and 2006. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the insurance department of the state of domicile.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2007 are $200 million in 2009, $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $33 million, $31 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

11.  INCOME TAXES

     The provision for income tax from continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Current:
    Federal.....................................       $  9            $ 18       $ (3)
    State and local.............................          4              --         (2)
    Foreign.....................................          1              --         --
                                                       ----            ----       ----
      Subtotal..................................         14              18         (5)
                                                       ----            ----       ----
  Deferred:
    Federal.....................................       $306            $212       $162
    State and local.............................         --              (2)        (1)
    Foreign.....................................        (17)             --         --
                                                       ----            ----       ----
      Subtotal..................................        289             210        161
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Tax provision at U.S. statutory rate..........       $365            $288       $191
  Tax effect of:
    Tax-exempt investment income................        (65)            (62)       (27)
    Prior year tax..............................          9              (9)        (9)
    Foreign tax rate differential and change in
      valuation allowance.......................         (7)             12         --
    State tax, net of federal benefit...........          3              --          2
    Other, net..................................         (2)             (1)        (1)
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                         -----------------------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
                                                         -------------   -------
                                                              2007         2006
                                                         -------------   -------
                                                              (IN MILLIONS)
  Deferred income tax assets:
    Benefit, reinsurance and other reserves............     $ 1,929      $ 2,238
    Net unrealized investment losses...................         195          171
    Capital loss carryforwards.........................         150          155
    Investments........................................          54           63
    Net operating loss carryforwards...................          42           10
    Tax credits........................................          20           --
    Operating lease reserves...........................          13           13
    Employee benefits..................................          --            3
    Litigation-related.................................          --            1
    Other..............................................          13           20
                                                            -------      -------
                                                              2,416        2,674
    Less: Valuation allowance..........................          --            4
                                                            -------      -------
                                                              2,416        2,670
                                                            -------      -------
  Deferred income tax liabilities:
    DAC and VOBA.......................................      (1,570)      (1,663)
                                                            -------      -------
                                                             (1,570)      (1,663)
                                                            -------      -------
  Net deferred income tax asset........................     $   846      $ 1,007
                                                            =======      =======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2007 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $113 million at December 31, 2007 with indefinite expiration. Capital loss carryforwards amount to $430 million at December 31, 2007 and will expire beginning in 2010. Tax credit carryforwards amount to $20 million at December 31, 2007.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2007, the Company recorded a reduction of $4 million to the deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $53 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
  Balance at January 1, 2007 (date of adoption)...........          $64
  Reductions for tax positions of prior years.............           (2)
  Additions for tax positions of current year.............            5
  Reductions for tax positions of current year............           (8)
  Settlements with tax authorities........................           (6)
                                                                    ---
  Balance at December 31, 2007............................          $53
                                                                    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

12. CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
  Other Assets:
     Premium tax offset for future undiscounted assessments..   $ 8    $ 9
     Premium tax offsets currently available for paid
       assessments...........................................     1      1
                                                                ---    ---
                                                                $ 9    $10
                                                                ===    ===
  Liability:
    Insolvency assessments...................................   $17    $19
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
  2008...................................................    $ 3       $15
  2009...................................................    $ 3       $ 8
  2010...................................................    $ 3       $ 6
  2011...................................................    $ 3       $ 6
  2012...................................................    $ 3       $--
  Thereafter.............................................    $80       $--

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.4 billion and $616 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $626 million and $665 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $488 million and $173 million at December 31, 2007 and 2006, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2007, the Company had agreed to fund up to $60 million of cash upon the request of an affiliate and had transferred collateral consisting of various securities with a fair market value of $73 million to custody accounts to secure the notes. The counterparties are permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $434 million and $444 million at December 31, 2007 and 2006, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2007. The remainder of the risk was ceded to external reinsurers. The Company did not have a recorded liability related to this guarantee at December 31, 2006.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $324 million at December 31, 2007. The credit default swaps expire at various times during the next ten years.

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the year ended December 31, 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2007. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife, Inc. and the remaining shares are owned by MLIG.

  CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $1.1 billion, $856 million and $1.0 billion for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.2 billion and $4.1 billion at December 31, 2007 and 2006, respectively. Due to the merger of MLAC with and into MetLife Insurance Company of Connecticut, the 2006 statutory net income balance was adjusted.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $1.1 billion, $116 million and $227 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $584 million and $575 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Insurance Company of Connecticut through June 30, 2007 required prior approval of the Connecticut Commissioner. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MetLife Insurance Company of Connecticut paid a $917 million dividend. Of that amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


$259 million was a return of capital. In the fourth quarter of 2007, MetLife Insurance Company of Connecticut paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. During 2008, MetLife Insurance Company of Connecticut is permitted to pay, without regulatory approval, a dividend of $1,026 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2008.

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                          YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   -------
                                                       2007            2006         2005
                                                  -------------   -------------   -------
                                                                  (IN MILLIONS)
  Holding gains (losses) on investments arising
    during the year.............................      $(358)          $(434)      $(1,148)
  Income tax effect of holding gains (losses)...        122             147           402
  Reclassification adjustments:
    Recognized holding (gains) losses included
       in current year income...................        260             487           295
    Amortization of premiums and accretion of
       discounts associated with investments....         --              60            96
    Income tax effect...........................        (88)           (186)         (137)
  Allocation of holding gains on investments
    relating to other policyholder amounts......         27              42            71
  Income tax effect of allocation of holding
    gains to other policyholder amounts.........        (10)            (14)          (25)
                                                      -----           -----       -------
  Net unrealized investment gains (losses)......        (47)            102          (446)
                                                      -----           -----       -------
  Foreign currency translation adjustment.......         12              (2)            2
                                                      -----           -----       -------
  Other comprehensive income (loss).............      $ (35)          $ 100       $  (444)
                                                      =====           =====       =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      ------------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   ------   -----
                                                           2007        2006     2005
                                                      -------------   ------   -----
                                                               (IN MILLIONS)
  Compensation......................................      $  125      $  134   $ 106
  Commissions.......................................         633         712     931
  Interest and debt issue costs.....................          35          31      25
  Amortization of DAC and VOBA......................         740         488     288
  Capitalization of DAC.............................        (682)       (721)   (886)
  Rent, net of sublease income......................           5          11       7
  Minority interest.................................          --          26       1
  Insurance tax.....................................          44          42      10
  Other.............................................         546         450     196
                                                          ------      ------   -----
    Total other expenses............................      $1,446      $1,173   $ 678
                                                          ======      ======   =====



     See Notes 9, 10 and 19 for discussion of affiliated expenses included in the table above.

16.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2007, 2006 and 2005. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                           (AS RESTATED, SEE NOTE 20)
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (263)             5         (142)
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           638             --        1,299
Other expenses..............................      1,329            50             67        1,446
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           180            224        1,043
Provision for income tax....................        227            60             16          303
                                                -------       -------        -------     --------
Income from continuing operations...........        412           120            208          740
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $   124        $   208     $    744
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,154        $11,193     $128,561
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,113        $ 4,933     $ 55,168
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2006                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   218       $    65        $    25     $    308
Universal life and investment- type product
  policy fees...............................      1,244            24             --        1,268
Net investment income.......................        985         1,449            405        2,839
Other revenues..............................        195            15              2          212
Net investment gains (losses)...............       (194)         (282)           (45)        (521)
Policyholder benefits and claims............        315           450             27          792
Interest credited to policyholder account
  balances..................................        669           647             --        1,316
Other expenses..............................      1,045            16            112        1,173
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        419           158            248          825
Provision for income tax....................        145            55             28          228
                                                -------       -------        -------     --------
Net income..................................    $   274       $   103        $   220     $    597
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $76,897       $35,982        $11,208     $124,087
DAC and VOBA................................    $ 4,946       $   165        $    --     $  5,111
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $47,566       $ 2,501        $    --     $ 50,067
Policyholder liabilities....................    $24,429       $27,391        $ 4,446     $ 56,266
Separate account liabilities................    $47,566       $ 2,501        $    --     $ 50,067



FOR THE YEAR ENDED                                                        CORPORATE &
DECEMBER 31, 2005(1)                         INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
--------------------                         ----------   -------------   -----------   ------
                                                               (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...................................     $ 152          $116           $ 13      $  281
Universal life and investment-type product
  policy fees..............................       845            17             --         862
Net investment income......................       530           712            196       1,438
Other revenues.............................       121            10              1         132
Net investment gains (losses)..............      (113)          (87)             2        (198)
Policyholder benefits and claims...........       224           324             22         570
Interest credited to policyholder account
  balances.................................       417           303             --         720
Other expenses.............................       640            30              8         678
                                                -----          ----           ----      ------
Income from continuing operations before
  provision for income tax.................       254           111            182         547
Provision for income tax...................        53            38             65         156
                                                -----          ----           ----      ------
Net income.................................     $ 201          $ 73           $117      $  391
                                                =====          ====           ====      ======



--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and its subsidiaries and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2007, 2006 and 2005. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006. The Company did not have investment income or expense related to discontinued operations for the year ended December 31, 2005.

     There was no carrying value of real estate related to discontinued operations at December 31, 2007. The carrying value of real estate related to discontinued operations was $7 million at December 31, 2006.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

Amounts related to the Company's financial instruments are as follows:

DECEMBER 31, 2007                                  NOTIONAL   CARRYING    ESTIMATED
(AS RESTATED, SEE NOTE 20)                          AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)
Liabilities:
  Policyholder account balances..................              $28,056     $27,651
  Long-term debt -- affiliated...................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471



                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2006                                   AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $47,846     $47,846
  Equity securities..............................              $   795     $   795
  Mortgage and consumer loans....................              $ 3,595     $ 3,547
  Policy loans...................................              $   918     $   918
  Short-term investments.........................              $   777     $   777
  Cash and cash equivalents......................              $   649     $   649
  Accrued investment income......................              $   597     $   597
  Mortgage loan commitments......................    $665      $    --     $     1
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $173      $    --     $    --
Liabilities:
  Policyholder account balances..................              $29,780     $28,028
  Long-term debt -- affiliated...................              $   435     $   425
  Payables for collateral under securities loaned
     and other transactions......................              $ 9,155     $ 9,155

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS, COMMITMENTS TO FUND BANK CREDIT FACILITIES, AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, commitments to fund bank credit facilities, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT -- AFFILIATED

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC, which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $170 million, $93 million and $15 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into a Service Agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $107 million, $154 million and $49 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these additional agreements include management, policy administrative functions and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $198 million, $190 million and $48 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $89 million and $65 million, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     The Company had net payables to affiliates of $27 million and $9 million at December 31, 2007 and 2006, respectively, related to the expenses discussed above. These payables exclude affiliated reinsurance expenses discussed in Note 9.

     See Notes 4, 8, 9 and 10 for additional related party transactions.

20.  RESTATEMENT

     The Company identified a miscalculation of the foreign exchange adjustment related to the accrued interest credited liability (included within policyholder account balances) on its foreign denominated issuances under its GIC program. This miscalculation resulted in an overstatement of the foreign currency exchange loss on accrued interest credited payable and an understatement of net income. In addition, the Company recognized that its assessment of the functional currency of its operations in Ireland was not in accordance with the applicable accounting principles. Accordingly, the Company restated its consolidated financial statements for the year ended December 31, 2007 and the quarter ended September 30, 2007 to properly reflect the accrued interest credited

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


liability on its foreign denominated GICs and to properly reflect the functional currency of its operations in Ireland as of the respective date. As a result of the foregoing, the Company's net income for the year ended December 31, 2007 and the quarter ended September 30, 2007 increased by $49 million and $36 million, respectively.

     A summary of the effects of these restatements on the Company's consolidated financial statements is as set forth in the table below. See also
Note 22, Quarterly Results of Operations (Unaudited).

                                                   SEPTEMBER 30, 2007           DECEMBER 31, 2007
                                               --------------------------  --------------------------
                                               AS PREVIOUSLY               AS PREVIOUSLY
                                                  REPORTED    AS RESTATED     REPORTED    AS RESTATED
                                               -------------  -----------  -------------  -----------
                                                                     (IN MILLIONS)
ASSETS:
          Current income tax recoverable.....     $    148      $    133      $     91      $     72
          Deferred income tax assets.........     $  1,050      $  1,049      $    848      $    846
          Total assets.......................     $130,928      $130,912      $128,582      $128,561

LIABILITIES:
          Policyholder account balances......     $ 34,233      $ 34,189      $ 33,871      $ 33,815
          Total liabilities..................     $123,951      $123,907      $121,269      $121,213

STOCKHOLDERS' EQUITY:
          Retained earnings..................     $    645      $    681      $    843      $    892
          Accumulated other comprehensive
            income (loss)....................     $   (473)     $   (481)     $   (335)     $   (349)
          Total stockholders' equity.........     $  6,977      $  7,005      $  7,313      $  7,348
          Total liabilities and stockholders'
            equity...........................     $130,928      $130,912      $128,582      $128,561



                                            FOR THE THREE MONTHS ENDED        FOR THE YEAR ENDED
                                                SEPTEMBER 30, 2007            DECEMBER 31, 2007
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
                                                                  (IN MILLIONS)
REVENUES:
  Net investment gains (losses)..........      $  (90)        $  (48)        $ (198)        $ (142)
  Total revenues.........................      $1,136         $1,178         $4,710         $4,766

EXPENSES:
  Interest credited to policyholder
     account balances....................      $  327         $  325         $1,304         $1,299
  Other expenses.........................      $  327         $  319         $1,455         $1,446
  Total expenses.........................      $  910         $  900         $3,737         $3,723

Income from continuing operations before
  provision for income tax...............      $  226         $  278         $  973         $1,043
Provision for income tax.................      $   72         $   88         $  282         $  303
Income from continuing operations........      $  154         $  190         $  691         $  740
Net income...............................      $  154         $  190         $  695         $  744

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                  FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2007
                                                             ---------------------------
                                                             AS PREVIOUSLY
                                                                REPORTED     AS RESTATED
                                                             -------------   -----------
                                                                    (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...............................................      $  695         $  744
  Losses from sales of investments and businesses, net.....      $  201         $  145
  Interest credited to policyholder account balances.......      $1,304         $1,299
  Change in income tax payable.............................      $  287         $  308
  Change in other assets...................................      $  690         $  681


21.  SUBSEQUENT EVENT

     In April 2008, MICC issued a surplus note with a face amount of $750 million and a discount of $7 million ($743 million) to MetLife Capital Trust X, an affiliate, with an interest rate of 8.595%.

22.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The unaudited quarterly results of operations for 2007 and 2006 are summarized in the table below:

                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                                                  (AS RESTATED, SEE NOTE 20)
                                                                 ----------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2007
  Total revenues........................    $1,097     $1,143        $1,178         $1,348
  Total expenses........................    $  903     $  885        $  900         $1,035
  Income from continuing operations.....    $  152     $  187        $  190         $  211
  Income from discontinued operations,
    net of income tax...................    $    4         --            --         $   --
  Net income............................    $  156     $  187        $  190         $  211



                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2006
  Total revenues........................    $1,006     $1,068        $1,057          $975
  Total expenses........................    $  830     $  796        $  770          $885
  Income from continuing operations.....    $  127     $  191        $  207          $ 72
  Income from discontinued operations,
    net of income tax...................        --         --            --            --
  Net income............................    $  127     $  191        $  207          $ 72

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,976          $ 4,091        $ 4,091
     State and political subdivision
       securities.............................            611              575            575
     Foreign government securities............            635              688            688
     Public utilities.........................          2,546            2,500          2,500
     All other corporate bonds................         19,661           19,242         19,242
  Mortgage-backed and asset-backed
     securities...............................         17,332           17,207         17,207
  Redeemable preferred stock..................          1,503            1,368          1,368
                                                      -------          -------        -------
     Total fixed maturity securities..........         46,264           45,671         45,671
                                                      -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....              1                1              1
     Industrial, miscellaneous and all other..            214              216            216
  Non-redeemable preferred stock..............            777              735            735
                                                      -------          -------        -------
     Total equity securities..................            992              952            952
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,404                           4,404
Policy loans..................................            913                             913
Real estate and real estate joint ventures....            541                             541
Other limited partnership interests...........          1,130                           1,130
Short-term investments........................          1,335                           1,335
Other invested assets.........................          1,445                           1,445
                                                      -------                         -------
       Total investments......................        $57,024                         $56,391
                                                      =======                         =======



--------

(1) Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2007 (As Restated, See Note 20)
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,543           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====
2005
Individual...............................  $4,753         $ 3,452           $21,403         $141
Institutional............................     161          11,880            16,460            1
Corporate & Other........................      --           4,305               (23)          --
                                           ------         -------           -------         ----
                                           $4,914         $19,637           $37,840         $142
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2007 (As Restated,
  See Note 20)
Individual...............      $1,665        $1,090          $1,140             $717           $612             $--
Institutional............          73         1,510           1,104               23             27               7
Corporate & Other........          26           293              33               --             67              25
                               ------        ------          ------             ----           ----             ---
                               $1,764        $2,893          $2,277             $740           $706             $32
                               ======        ======          ======             ====           ====             ===
2006
Individual...............      $1,462        $  985          $  984             $481           $564             $--
Institutional............          89         1,449           1,097                6             10               9
Corporate & Other........          25           405              27                1            111              25
                               ------        ------          ------             ----           ----             ---
                               $1,576        $2,839          $2,108             $488           $685             $34
                               ======        ======          ======             ====           ====             ===
2005 (2)
Individual...............      $  997        $  530          $  641             $287           $353             $--
Institutional............         133           712             627                1             29               9
Corporate & Other........          13           196              22               --              8              13
                               ------        ------          ------             ----           ----             ---
                               $1,143        $1,438          $1,290             $288           $390             $22
                               ======        ======          ======             ====           ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

   (2) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======




                                                                                      % AMOUNT
                                                                                       ASSUMED
                                      GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   -------   -------   ----------   --------
2005 (1)
Life insurance in-force.............    $126,362     $93,686   $16,921     $49,597      34.1%
                                        ========     =======   =======     =======
Insurance premium
Life insurance......................    $    269     $    45   $    38     $   262      14.5%
Accident and health.................         144         125        --          19        --%
                                        --------     -------   -------     -------
  Total insurance premium...........    $    413     $   170   $    38     $   281      13.5%
                                        ========     =======   =======     =======



     For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions of $32 million and $17 million, respectively. For the year ended December 31, 2006, both reinsurance ceded and assumed included affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed included affiliated transactions of $12 million and $38 million, respectively.

--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                               PORTFOLIO ARCHITECT
                           PORTFOLIO ARCHITECT SELECT
                           PREMIER ADVISERS-(CLASS I)
                           PREMIER ADVISERS-(CLASS II)

                       STATEMENT OF ADDITIONAL INFORMATION

                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415


                     APRIL 28, 2008, AS REVISED MAY 28, 2008
                              MIC-BOOK-06-07-10-11

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

     (1)  Statement of Assets and Liabilities as of December 31, 2007

     (2)  Statement of Operations for the year ended December 31, 2007

     (3) Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006

     (4)  Notes to Financial Statements

The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:

     (1)  Consolidated Balance Sheets as of December 31, 2007 and 2006


     (2) Consolidated Statements of Income for the years ended December 31, 2007, 2006 and 2005


     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005

     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2007, 2006 and 2005

     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits

EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
1.        Resolution of The Travelers Insurance Company Board of Directors
          authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4,
          filed December 22, 1995.)

2.        Exempt.

3(a).     Distribution and Principal Underwriting Agreement among the
          Registrant, The Travelers Insurance Company and Travelers
          Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on
          Form N-4, File No. 333-58783, filed February 26, 2001.)

3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to the Registration
          Statement on Form N-4, File No. 033-65343, filed April 6, 2006).

3(c).     Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).
          (Incorporated herein by reference to Exhibit 3(c) to Post Effective
          Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities'
          Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)

3(d). Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to Exhibit 3(d) to Post Effective Amendment No. 16 to
          MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)

3(e).     Services Agreement between MetLife Investors Distribution Company and
          MetLife Insurance Company of Connecticut and Amendment No. 1 to
          Services Agreement.  (Incorporated herein by reference to Exhibit
          3(e) to Post Effective Amendment No. 15 to MetLife of CT Fund BD for
          Variable Annuities' Registration Statement on Form N-4, File Nos.
          033-73466/811-08242, filed April 7, 2008.)

4(a). Form of Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, filed June 17, 1996.)

4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the
          Registration Statement on Form N-4, File No. 333-101778, filed
          November 19, 2004.)

4(c).     Company Name Change Endorsement The Travelers Insurance Company.
          (Incorporated herein by reference to Exhibit 4(c) to Post-Effective
          Amendment No. 14 to the Registration Statement on Form N-4, File No.
          033-65343, filed April 6, 2006.)


EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
4(d).     Roth 401 Endorsement.  (Incorporated herein by reference to Exhibit
          4(d) to Post-Effective Amendment No. 14 to the Registration Statement
          on Form N-4, File No. 033-65343, filed April 6, 2006.)

4(e).     Roth 403(b) Endorsement.   (Incorporated herein by reference to
          Exhibit 4(e) to Post-Effective Amendment No. 14 to the Registration
          Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)

5.        Form of Variable Annuity Application.   (Incorporated herein by
          reference to Exhibit 5 to Post-Effective Amendment No. 14 to the
          Registration Statement on Form N-4, File No. 033-65343, filed April
          6, 2006.)

6(a).     Charter of The Travelers Insurance Company, as amended on October 19,
          1994. (Incorporated herein by reference to Exhibit 3(a)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via
          Edgar on April 18, 1995.)

6(b).     By-Laws of The Travelers Insurance Company, as amended on October 20,
          1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via
          Edgar on April 18, 1995.)

6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No.
          14 to The Travelers Fund ABD for Variable Annuities' Registration
          Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 5,
          2006.)

7.        Specimen Reinsurance Agreement. (Incorporated herein by reference to
          Exhibit 7 to Post-Effective Amendment No. 2 to the Registration
          Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration
          Statement on Form N-4, File No. 333-101778, filed April 21, 2005).

8(b).     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, Metropolitan Life Insurance Company, The Travelers
          Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 14 to the Registration
          Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)

8(c).     Participation Agreement Among Met Investors Series Trust, Met
          Investors Advisory, LLC, MetLife Investors Distribution Company, The
          Travelers Insurance Company and The Travelers Life and Annuity
          Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to the
          Registration Statement on Form N-4, File No. 033-65343, filed April
          6, 2006.)

9.        Opinion of Counsel as to the legality of securities being registered.
          (Incorporated herein by reference to Exhibit 9 to Post-Effective
          Amendment No. 3 to the Registration Statement on Form N-4, filed
          April 28, 1997.)

10.       Consent of Deloitte & Touche LLP, Independent Registered Public
          Accounting Firm. Filed herewith.

11.       Not applicable.

12.       Not applicable.

13.       Powers of Attorney authorizing Michele H. Abate, John E. Connolly,
          Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
          Swift to act as signatory for Michael K. Farrell, William J.
          Mullaney, Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
          Jr. (Incorporated herein by reference to Exhibit 13 to Post-Effective
          Amendment No. 17 to Registrant's Registration Statement on Form N-4,
          File Nos. 033-65343/811-07465, filed on April 7, 2008.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

MetLife Insurance Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director and President
10 Park Avenue
Morristown, NJ 07962

William J. Mullaney          Director
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Lisa M. Weber                Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven A. Kandarian          Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb            Executive Vice President and General Counsel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Joseph J. Prochaska, Jr.     Executive Vice President and Chief Accounting Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Stanley J. Talbi             Executive Vice President and Chief Financial Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Gwenn L. Carr                Senior Vice President and Secretary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Eric T. Steigerwalt          Senior Vice President and Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

William D. Cammarata         Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget          Senior Vice President
260 Madison Ave
New York, NY 10016

Gene L. Lunman               Senior Vice President
185 Asylum Street
Hartford, CT 06103

Roberto Baron                Vice President and Senior Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

S. Peter Headley             Vice President and Assistant Secretary
3717 W. 100(th) Street
Suite 700
Overland Park, KS 62210

Daniel D. Jordan             Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg         Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Christopher A. Kremer        Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair              Vice President and Actuary
501 Boylston Street
Boston, MA 02116


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Jonathan L. Rosenthal        Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Patrick D. Studley           Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey N. Altman            Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven J. Brash              Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Herbert B. Brown             Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Vincent Cirulli              Vice President
10 Park Avenue
Morristown, NJ 07962

James R. Dingler             Vice President
10 Park Avenue
Morristown, NJ 07962

Judith A. Gulotta            Vice President
10 Park Avenue
Morristown, NJ 07962

Gregory M. Harrison          Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

C. Scott Inglis              Vice President
10 Park Avenue
Morristown, NJ 07962

James W. Koeger              Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Joseph J. Massimo            Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill            Vice President
8717 W. 110(th) Street
Suite 700
Overland Park, KS 62210

Mark S. Reilly               Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington            Vice President
185 Asylum Street
Hartford, CT 06103

Ragai A. Roushdy             Vice President
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Kevin M. Thorwarth           Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann            Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF MARCH 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of March
31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.


I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.


J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)


K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99913% is owned by MetLife International Holdings, Inc. and 0.00087% is owned by Natiloporterm Holdings, Inc.


      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.


      6. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      7. MetLife Insurance Company of Korea Limited (South Korea)- 16.49% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 83.51% is owned by Metlife International Holdings, Inc.


      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.


      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America, Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)


                        (o)   RGA Global Reinsurance Company, Ltd. (Bermuda)


      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      43.   MLIC Asset Holdings, LLC (DE)


V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)


Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut.


      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities, L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)


DD.   Safeguard Health Enterprises, Inc. (DE)

      1.   Safeguard Dental Services, Inc. (DE)

      2.   Safeguard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   Safeguard Health Plans, Inc. (FL)

      5.   Safeguard Health Plans, Inc. (NV)

      6.   Safeguard Health Plans, Inc. (TX)

EE.   MetLife Capital Trust X (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of April 30, 2008, there were 1,049 qualified contracts and 1,061 non-qualified contracts of Portfolio Architect; there were 2,361 qualified contracts and 2,955 non-qualified contracts of Portfolio Architect Select; and there were 35 qualified contracts and 329 non-qualified contracts of Premier Advisers (Class I and Class II) offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

     MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT  Fund U for Variable Annuities

MetLife of CT  Fund BD for Variable Annuities

MetLife of CT  Fund BD II for Variable Annuities

MetLife of CT  Fund BD III for Variable Annuities

MetLife of CT  Fund BD IV for Variable Annuities

MetLife of CT  Fund ABD for Variable Annuities

MetLife of CT  Fund ABD II for Variable Annuities

MetLife of CT  Separate Account PF for Variable Annuities

MetLife of CT  Separate Account PF II for Variable Annuities

MetLife of CT  Separate Account QP for Variable Annuities

MetLife of CT  Separate Account QPN for Variable Annuities

MetLife of CT  Separate Account TM for Variable Annuities

MetLife of CT  Separate Account TM II for Variable Annuities

MetLife of CT  Separate Account Five for Variable Annuities

MetLife of CT  Separate Account Six for Variable Annuities

MetLife of CT  Separate Account Seven for Variable Annuities

MetLife of CT  Separate Account Eight for Variable Annuities

MetLife of CT  Separate Account Nine for Variable Annuities

MetLife of CT  Separate Account Ten for Variable Annuities

MetLife of CT  Fund UL for Variable Life Insurance,

MetLife of CT  Fund UL II for Variable Life Insurance

MetLife of CT  Fund UL III for Variable Life Insurance

MetLife of CT  Variable Life Insurance Separate Account One

MetLife of CT  Variable Life Insurance Separate Account Two

MetLife of CT  Variable Life Insurance Separate Account Three

MetLife of CT  Separate Account Eleven for Variable Annuities

MetLife of CT  Separate Account Twelve for Variable Annuities

MetLife of CT  Separate Account Thirteen for Variable Annuities

MetLife of CT  Separate Account Fourteen for Variable Annuities

MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002

MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002

Metropolitan Life Variable Annuity Separate Account I

Metropolitan Life Variable Annuity Separate Account II

Met Investors Series Trust

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Annuity Account Five

MetLife Investors Variable Life Account One

MetLife Investors Variable Life Account Five

MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A

First MetLife Investors Variable Annuity Account One

General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven

Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Andrew Aiello                Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

John C. Kennedy              Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers               Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt          Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Peter Gruppuso               Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth             Vice President, National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros             Vice President
260 Madison Avenue
New York, NY 10016

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                                   (2)
                                                   NET
                    (1)                        UNDERWRITING         (3)              (4)              (5)
             NAME OF PRINCIPAL                DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
                UNDERWRITER                    COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
             -----------------               ---------------  ---------------  ---------------  ---------------
MetLife Investors..........................    $128,299,602          $0               $0               $0
Distribution Company



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

METLIFE INSURANCE COMPANY OF CONNECTICUT
ONE CITYPLACE
HARTFORD, CONNECTICUT 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Morristown, and State of New Jersey, on this 22nd day of May 2008.


                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)


                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 22nd day of May 2008.




          /s/ *MICHAEL K. FARRELL                   President and Director
-----------------------------------------------
              (Michael K. Farrell)

           /s/ *STANLEY J. TALBI                    Executive Vice President and Chief Financial
-----------------------------------------------        Officer
               (Stanley J. Talbi)

       /s/ *JOSEPH J. PROCHASKA, JR.                Executive Vice President and Chief
-----------------------------------------------        Accounting Officer
           (Joseph J. Prochaska, Jr.)

          /s/ *WILLIAM J. MULLANEY                  Director
-----------------------------------------------
             (William J. Mullaney)

             /s/ *LISA M. WEBER                     Director
-----------------------------------------------
                (Lisa M. Weber)



                                        By:     /s/ JOHN E. CONNOLLY, JR.
                                            ------------------------------------
                                            John E. Connolly, Jr., Attorney-in-
                                                            Fact


* MetLife Insurance Company of Connecticut. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed on April 7, 2008.

                                  EXHIBIT INDEX



10    Consent of Deloitte & Touche LLP, Independent Registered Public
      Accounting Firm.